Shareholder Report		12 Months Ended
	Sep. 01, 2024	Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		NEUBERGER BERMAN EQUITY FUNDS
Entity Central Index Key		0000044402
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2025
C000163612
Shareholder Report [Line Items]
Fund Name		Dividend Growth Fund
Class Name		Institutional Class
Trading Symbol		NDGIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	0.70%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The performance of the Fund was positive during the period. Key factors that materially affected performance included the Fund’s exposure to the Industrials, Financials and IT sectors, which contributed positively to absolute results. In contrast, holdings in Health Care and Energy stocks detracted from overall performance. Despite several notable market and geopolitical events during the period, U.S. equities indices achieved new all-time highs, providing a favorable market backdrop that supported the Fund’s investment approach.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Industrials, Financials and IT sectors

  At the industry level stocks across Electrical Equipment, Electronic Equipment Instruments & Components and Metals & Mining

  Investments in the Health Care and Energy sectors

  At the industry level, investments across Semiconductors & Semiconductor Equipment, Life Sciences Tools & Services and Pharmaceuticals

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

Total Return Based on a $1,000,000 Investment

	Institutional Class $3,190,900	S&P 500® Index $3,787,100
12/15/15	$1,000,000	$1,000,000
8/31/16	$1,111,000	$1,090,800
8/31/17	$1,317,000	$1,267,900
8/31/18	$1,454,500	$1,517,200
8/31/19	$1,418,800	$1,561,500
8/31/20	$1,658,800	$1,904,100
8/31/21	$2,242,400	$2,497,500
8/31/22	$2,018,500	$2,217,100
8/31/23	$2,278,600	$2,570,600
8/31/24	$2,745,300	$3,268,100
8/31/25	$3,190,900	$3,787,100

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	Since Inception 12/15/15
Institutional Class	16.23%	13.98%	12.68%
S&P 500® Index	15.88%	14.74%	14.68%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Performance Inception Date		Dec. 15, 2015
No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date		Sep. 01, 2024
AssetsNet		$ 114,104,722
Holdings Count | Holding		59
Advisory Fees Paid, Amount		$ 244,036
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$114,104,722
Number of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Investment Advisory Fees Paid	$244,036

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Financials	16.7%
Industrials	12.3%
Health Care	8.9%
Communication Services	7.6%
Consumer Discretionary	7.6%
Consumer Staples	5.8%
Materials	4.7%
Energy	3.6%
Utilities	2.9%
Real Estate	1.4%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens Energy AG	7.1%
Amphenol Corp. Class A	5.1%
Microsoft Corp.	4.3%
Analog Devices, Inc.	3.5%
Electronic Arts, Inc.	3.2%
JPMorgan Chase & Co.	3.1%
Apple, Inc.	2.9%
Charles Schwab Corp.	2.9%
Wheaton Precious Metals Corp.	2.7%
Applied Materials, Inc.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024, and effective October 17, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/mutual-funds/literature. or upon request at 800.366.6264 or issdl@nb.com.

As described in supplements dated July 23, 2025 and September 9, 2025, shareholders voted and approved an Agreement and Plan of Reorganization between Neuberger Berman Dividend Growth Fund (the "Merging Fund") and Neuberger Berman Core Equity ETF (the "Acquiring ETF") (the "Merger"). Upon completion of the Merger on October 17, 2025, shareholders of the Merging Fund became shareholders of the Acquiring ETF, which is an exchange-traded fund. The Acquiring ETF shares are listed for trading on NYSE Arca, Inc.

Material Fund Change Name [Text Block]

As described in supplements dated July 23, 2025 and September 9, 2025, shareholders voted and approved an Agreement and Plan of Reorganization between Neuberger Berman Dividend Growth Fund (the "Merging Fund") and Neuberger Berman Core Equity ETF (the "Acquiring ETF") (the "Merger"). Upon completion of the Merger on October 17, 2025, shareholders of the Merging Fund became shareholders of the Acquiring ETF, which is an exchange-traded fund. The Acquiring ETF shares are listed for trading on NYSE Arca, Inc.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2024, and effective October 17, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/mutual-funds/literature. or upon request at 800.366.6264 or issdl@nb.com.

C000163610
Shareholder Report [Line Items]
Fund Name		Dividend Growth Fund
Class Name		Class A
Trading Symbol		NDGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.03%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The performance of the Fund was positive during the period. Key factors that materially affected performance included the Fund’s exposure to the Industrials, Financials and IT sectors, which contributed positively to absolute results. In contrast, holdings in Health Care and Energy stocks detracted from overall performance. Despite several notable market and geopolitical events during the period, U.S. equities indices achieved new all-time highs, providing a favorable market backdrop that supported the Fund’s investment approach.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Industrials, Financials and IT sectors

  At the industry level stocks across Electrical Equipment, Electronic Equipment Instruments & Components and Metals & Mining

  Investments in the Health Care and Energy sectors

  At the industry level, investments across Semiconductors & Semiconductor Equipment, Life Sciences Tools & Services and Pharmaceuticals

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $29,053	S&P 500® Index $37,871
12/15/15	$9,425	$10,000
8/31/16	$10,452	$10,908
8/31/17	$12,345	$12,679
8/31/18	$13,576	$15,172
8/31/19	$13,202	$15,615
8/31/20	$15,369	$19,041
8/31/21	$20,706	$24,975
8/31/22	$18,578	$22,171
8/31/23	$20,902	$25,706
8/31/24	$25,090	$32,681
8/31/25	$29,053	$37,871

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	Since Inception 12/15/15
Class A (at NAV)	15.80%	13.58%	12.28%
Class A (including sales charge)	9.12%	12.25%	11.60%
S&P 500® Index	15.88%	14.74%	14.68%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Performance Inception Date		Dec. 15, 2015
No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date		Sep. 01, 2024
AssetsNet		$ 114,104,722
Holdings Count | Holding		59
Advisory Fees Paid, Amount		$ 244,036
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$114,104,722
Number of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Investment Advisory Fees Paid	$244,036

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Financials	16.7%
Industrials	12.3%
Health Care	8.9%
Communication Services	7.6%
Consumer Discretionary	7.6%
Consumer Staples	5.8%
Materials	4.7%
Energy	3.6%
Utilities	2.9%
Real Estate	1.4%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens Energy AG	7.1%
Amphenol Corp. Class A	5.1%
Microsoft Corp.	4.3%
Analog Devices, Inc.	3.5%
Electronic Arts, Inc.	3.2%
JPMorgan Chase & Co.	3.1%
Apple, Inc.	2.9%
Charles Schwab Corp.	2.9%
Wheaton Precious Metals Corp.	2.7%
Applied Materials, Inc.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024, and effective October 17, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/mutual-funds/literature. or upon request at 800.877.9700 or fundinfo@nb.com.

As described in supplements dated July 23, 2025 and September 9, 2025, shareholders voted and approved an Agreement and Plan of Reorganization between Neuberger Berman Dividend Growth Fund (the "Merging Fund") and Neuberger Berman Core Equity ETF (the "Acquiring ETF") (the "Merger"). Upon completion of the Merger on October 17, 2025, shareholders of the Merging Fund became shareholders of the Acquiring ETF, which is an exchange-traded fund. The Acquiring ETF shares are listed for trading on NYSE Arca, Inc.

In connection with the Merger, effective July 23, 2025, a voluntary expense cap was implemented and Rule 12b-1 fees were waived.

Material Fund Change Name [Text Block]

As described in supplements dated July 23, 2025 and September 9, 2025, shareholders voted and approved an Agreement and Plan of Reorganization between Neuberger Berman Dividend Growth Fund (the "Merging Fund") and Neuberger Berman Core Equity ETF (the "Acquiring ETF") (the "Merger"). Upon completion of the Merger on October 17, 2025, shareholders of the Merging Fund became shareholders of the Acquiring ETF, which is an exchange-traded fund. The Acquiring ETF shares are listed for trading on NYSE Arca, Inc.

Material Fund Change Expenses [Text Block]		In connection with the Merger, effective July 23, 2025, a voluntary expense cap was implemented and Rule 12b-1 fees were waived.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2024, and effective October 17, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/mutual-funds/literature. or upon request at 800.877.9700 or fundinfo@nb.com.

C000163611
Shareholder Report [Line Items]
Fund Name		Dividend Growth Fund
Class Name		Class C
Trading Symbol		NDGCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.70%

Expenses Paid, Amount		$ 183
Expense Ratio, Percent		1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The performance of the Fund was positive during the period. Key factors that materially affected performance included the Fund’s exposure to the Industrials, Financials and IT sectors, which contributed positively to absolute results. In contrast, holdings in Health Care and Energy stocks detracted from overall performance. Despite several notable market and geopolitical events during the period, U.S. equities indices achieved new all-time highs, providing a favorable market backdrop that supported the Fund’s investment approach.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Industrials, Financials and IT sectors

  At the industry level stocks across Electrical Equipment, Electronic Equipment Instruments & Components and Metals & Mining

  Investments in the Health Care and Energy sectors

  At the industry level, investments across Semiconductors & Semiconductor Equipment, Life Sciences Tools & Services and Pharmaceuticals

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $28,662	S&P 500® Index $37,871
12/15/15	$10,000	$10,000
8/31/16	$11,000	$10,908
8/31/17	$12,921	$12,679
8/31/18	$14,106	$15,172
8/31/19	$13,605	$15,615
8/31/20	$15,731	$19,041
8/31/21	$21,030	$24,975
8/31/22	$18,726	$22,171
8/31/23	$20,913	$25,706
8/31/24	$24,919	$32,681
8/31/25	$28,662	$37,871

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	Since Inception 12/15/15
Class C (at NAV)	15.02%	12.75%	11.44%
Class C (including sales charge)	14.02%	12.75%	11.44%
S&P 500® Index	15.88%	14.74%	14.68%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Performance Inception Date		Dec. 15, 2015
No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date		Sep. 01, 2024
AssetsNet		$ 114,104,722
Holdings Count | Holding		59
Advisory Fees Paid, Amount		$ 244,036
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$114,104,722
Number of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Investment Advisory Fees Paid	$244,036

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Financials	16.7%
Industrials	12.3%
Health Care	8.9%
Communication Services	7.6%
Consumer Discretionary	7.6%
Consumer Staples	5.8%
Materials	4.7%
Energy	3.6%
Utilities	2.9%
Real Estate	1.4%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens Energy AG	7.1%
Amphenol Corp. Class A	5.1%
Microsoft Corp.	4.3%
Analog Devices, Inc.	3.5%
Electronic Arts, Inc.	3.2%
JPMorgan Chase & Co.	3.1%
Apple, Inc.	2.9%
Charles Schwab Corp.	2.9%
Wheaton Precious Metals Corp.	2.7%
Applied Materials, Inc.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024, and effective October 17, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/mutual-funds/literature. or upon request at 800.877.9700 or fundinfo@nb.com.

As described in supplements dated July 23, 2025 and September 9, 2025, shareholders voted and approved an Agreement and Plan of Reorganization between Neuberger Berman Dividend Growth Fund (the "Merging Fund") and Neuberger Berman Core Equity ETF (the "Acquiring ETF") (the "Merger"). Upon completion of the Merger on October 17, 2025, shareholders of the Merging Fund became shareholders of the Acquiring ETF, which is an exchange-traded fund. The Acquiring ETF shares are listed for trading on NYSE Arca, Inc.

In connection with the Merger, effective July 23, 2025, a voluntary expense cap was implemented and Rule 12b-1 fees were waived.

Material Fund Change Name [Text Block]

As described in supplements dated July 23, 2025 and September 9, 2025, shareholders voted and approved an Agreement and Plan of Reorganization between Neuberger Berman Dividend Growth Fund (the "Merging Fund") and Neuberger Berman Core Equity ETF (the "Acquiring ETF") (the "Merger"). Upon completion of the Merger on October 17, 2025, shareholders of the Merging Fund became shareholders of the Acquiring ETF, which is an exchange-traded fund. The Acquiring ETF shares are listed for trading on NYSE Arca, Inc.

Material Fund Change Expenses [Text Block]		In connection with the Merger, effective July 23, 2025, a voluntary expense cap was implemented and Rule 12b-1 fees were waived.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2024, and effective October 17, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/mutual-funds/literature. or upon request at 800.877.9700 or fundinfo@nb.com.

C000163613
Shareholder Report [Line Items]
Fund Name		Dividend Growth Fund
Class Name		Class R6
Trading Symbol		NRDGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/en/us/products/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.60%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The performance of the Fund was positive during the period. Key factors that materially affected performance included the Fund’s exposure to the Industrials, Financials and IT sectors, which contributed positively to absolute results. In contrast, holdings in Health Care and Energy stocks detracted from overall performance. Despite several notable market and geopolitical events during the period, U.S. equities indices achieved new all-time highs, providing a favorable market backdrop that supported the Fund’s investment approach.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Industrials, Financials and IT sectors

  At the industry level stocks across Electrical Equipment, Electronic Equipment Instruments & Components and Metals & Mining

  Investments in the Health Care and Energy sectors

  At the industry level, investments across Semiconductors & Semiconductor Equipment, Life Sciences Tools & Services and Pharmaceuticals

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class R6 $32,182	S&P 500® Index $37,871
12/15/15	$10,000	$10,000
8/31/16	$11,120	$10,908
8/31/17	$13,177	$12,679
8/31/18	$14,562	$15,172
8/31/19	$14,223	$15,615
8/31/20	$16,639	$19,041
8/31/21	$22,520	$24,975
8/31/22	$20,307	$22,171
8/31/23	$22,942	$25,706
8/31/24	$27,672	$32,681
8/31/25	$32,182	$37,871

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	Since Inception 12/15/15
Class R6	16.30%	14.10%	12.78%
S&P 500® Index	15.88%	14.74%	14.68%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Performance Inception Date		Dec. 15, 2015
No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date		Sep. 01, 2024
AssetsNet		$ 114,104,722
Holdings Count | Holding		59
Advisory Fees Paid, Amount		$ 244,036
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$114,104,722
Number of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Investment Advisory Fees Paid	$244,036

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Financials	16.7%
Industrials	12.3%
Health Care	8.9%
Communication Services	7.6%
Consumer Discretionary	7.6%
Consumer Staples	5.8%
Materials	4.7%
Energy	3.6%
Utilities	2.9%
Real Estate	1.4%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens Energy AG	7.1%
Amphenol Corp. Class A	5.1%
Microsoft Corp.	4.3%
Analog Devices, Inc.	3.5%
Electronic Arts, Inc.	3.2%
JPMorgan Chase & Co.	3.1%
Apple, Inc.	2.9%
Charles Schwab Corp.	2.9%
Wheaton Precious Metals Corp.	2.7%
Applied Materials, Inc.	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024, and effective October 17, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/mutual-funds/literature. or upon request at 800.366.6264 or issdl@nb.com.

As described in supplements dated July 23, 2025 and September 9, 2025, shareholders voted and approved an Agreement and Plan of Reorganization between Neuberger Berman Dividend Growth Fund (the "Merging Fund") and Neuberger Berman Core Equity ETF (the "Acquiring ETF") (the "Merger"). Upon completion of the Merger on October 17, 2025, shareholders of the Merging Fund became shareholders of the Acquiring ETF, which is an exchange-traded fund. The Acquiring ETF shares are listed for trading on NYSE Arca, Inc.

Material Fund Change Name [Text Block]

As described in supplements dated July 23, 2025 and September 9, 2025, shareholders voted and approved an Agreement and Plan of Reorganization between Neuberger Berman Dividend Growth Fund (the "Merging Fund") and Neuberger Berman Core Equity ETF (the "Acquiring ETF") (the "Merger"). Upon completion of the Merger on October 17, 2025, shareholders of the Merging Fund became shareholders of the Acquiring ETF, which is an exchange-traded fund. The Acquiring ETF shares are listed for trading on NYSE Arca, Inc.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2024, and effective October 17, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/mutual-funds/literature. or upon request at 800.366.6264 or issdl@nb.com.

C000069472
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Institutional Class
Trading Symbol		NEMIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/EmergingMarketsEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	1.15%

Expenses Paid, Amount		$ 127
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Emerging market equities rallied on a weak dollar, as U.S. tariffs fell short of threats and interest rate expectations improved, and on attractive valuations and earnings growth potential. While remaining mindful of evolving tariff risks, the Fund’s focus on fundamentals was key to its performance this period—with a bottom-up, diversified approach offering a blend of upside advantage and downside mitigation. Relative to the MSCI Emerging Markets Index (Net) (the Index), both stock selection and sector allocation decisions added value overall.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Industrials and IT sectors and an overweight to IT versus the Index

  Stock selection in Korea, Taiwan and Brazil

  Stock selection in the Materials and Health Care sectors

  Stock selection in China and South Africa and an overweight versus the Index to lagging India

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,855,400	MSCI Emerging Markets Index (Net) $1,952,000
8/31/15	$1,000,000	$1,000,000
8/31/16	$1,156,400	$1,118,300
8/31/17	$1,442,800	$1,392,600
8/31/18	$1,406,900	$1,383,200
8/31/19	$1,384,900	$1,322,800
8/31/20	$1,531,500	$1,514,500
8/31/21	$1,777,100	$1,834,300
8/31/22	$1,347,000	$1,434,400
8/31/23	$1,310,700	$1,452,300
8/31/24	$1,532,900	$1,671,200
8/31/25	$1,855,400	$1,952,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	21.04%	3.91%	6.38%
MSCI Emerging Markets Index (Net)	16.80%	5.21%	6.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 207,405,145
Holdings Count | Holding		103
Advisory Fees Paid, Amount		$ 1,305,725
InvestmentCompanyPortfolioTurnover		67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$207,405,145
Number of Portfolio Holdings	103
Portfolio Turnover Rate	67%
Total Investment Advisory Fees Paid	$1,305,725

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	32.7%
Financials	18.8%
Consumer Discretionary	12.9%
Industrials	11.4%
Communication Services	9.3%
Materials	4.9%
Consumer Staples	2.7%
Health Care	2.4%
Energy	1.8%
Utilities	1.1%
Real Estate	0.8%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	25.6%
India	24.2%
Taiwan	17.3%
Korea	9.3%
Brazil	4.6%
United States	3.0%
United Arab Emirates	2.0%
Mexico	1.9%
South Africa	1.9%
Hungary	1.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	7.0%
Alibaba Group Holding Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.6%
Gupshup, Inc.	1.7%
China Construction Bank Corp. Class H	1.6%
Hon Hai Precision Industry Co. Ltd.	1.5%
Acter Group Corp. Ltd.	1.5%
Xiaomi Corp. Class B	1.4%
Alpha Bank SA	1.4%

Material Fund Change [Text Block]
C000069470
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Class A
Trading Symbol		NEMAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/EmergingMarketsEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.40%

Expenses Paid, Amount		$ 155
Expense Ratio, Percent		1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Emerging market equities rallied on a weak dollar, as U.S. tariffs fell short of threats and interest rate expectations improved, and on attractive valuations and earnings growth potential. While remaining mindful of evolving tariff risks, the Fund’s focus on fundamentals was key to its performance this period—with a bottom-up, diversified approach offering a blend of upside advantage and downside mitigation. Relative to the MSCI Emerging Markets Index (Net) (the Index), both stock selection and sector allocation decisions added value overall.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Industrials and IT sectors and an overweight to IT versus the Index

  Stock selection in Korea, Taiwan and Brazil

  Stock selection in the Materials and Health Care sectors

  Stock selection in China and South Africa and an overweight versus the Index to lagging India

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $17,039	MSCI Emerging Markets Index (Net) $19,520
8/31/15	$9,425	$10,000
8/31/16	$10,865	$11,183
8/31/17	$13,527	$13,926
8/31/18	$13,151	$13,832
8/31/19	$12,918	$13,228
8/31/20	$14,246	$15,145
8/31/21	$16,481	$18,343
8/31/22	$12,456	$14,344
8/31/23	$12,094	$14,523
8/31/24	$14,106	$16,712
8/31/25	$17,039	$19,520

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	20.80%	3.65%	6.10%
Class A (including sales charge)	13.83%	2.42%	5.47%
MSCI Emerging Markets Index (Net)	16.80%	5.21%	6.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 207,405,145
Holdings Count | Holding		103
Advisory Fees Paid, Amount		$ 1,305,725
InvestmentCompanyPortfolioTurnover		67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$207,405,145
Number of Portfolio Holdings	103
Portfolio Turnover Rate	67%
Total Investment Advisory Fees Paid	$1,305,725

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	32.7%
Financials	18.8%
Consumer Discretionary	12.9%
Industrials	11.4%
Communication Services	9.3%
Materials	4.9%
Consumer Staples	2.7%
Health Care	2.4%
Energy	1.8%
Utilities	1.1%
Real Estate	0.8%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	25.6%
India	24.2%
Taiwan	17.3%
Korea	9.3%
Brazil	4.6%
United States	3.0%
United Arab Emirates	2.0%
Mexico	1.9%
South Africa	1.9%
Hungary	1.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	7.0%
Alibaba Group Holding Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.6%
Gupshup, Inc.	1.7%
China Construction Bank Corp. Class H	1.6%
Hon Hai Precision Industry Co. Ltd.	1.5%
Acter Group Corp. Ltd.	1.5%
Xiaomi Corp. Class B	1.4%
Alpha Bank SA	1.4%

Material Fund Change [Text Block]
C000069471
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Class C
Trading Symbol		NEMCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/EmergingMarketsEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$236	2.15%

Expenses Paid, Amount		$ 236
Expense Ratio, Percent		2.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Emerging market equities rallied on a weak dollar, as U.S. tariffs fell short of threats and interest rate expectations improved, and on attractive valuations and earnings growth potential. While remaining mindful of evolving tariff risks, the Fund’s focus on fundamentals was key to its performance this period—with a bottom-up, diversified approach offering a blend of upside advantage and downside mitigation. Relative to the MSCI Emerging Markets Index (Net) (the Index), both stock selection and sector allocation decisions added value overall.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Industrials and IT sectors and an overweight to IT versus the Index

  Stock selection in Korea, Taiwan and Brazil

  Stock selection in the Materials and Health Care sectors

  Stock selection in China and South Africa and an overweight versus the Index to lagging India

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $16,781	MSCI Emerging Markets Index (Net) $19,520
8/31/15	$10,000	$10,000
8/31/16	$11,446	$11,183
8/31/17	$14,143	$13,926
8/31/18	$13,647	$13,832
8/31/19	$13,306	$13,228
8/31/20	$14,566	$15,145
8/31/21	$16,729	$18,343
8/31/22	$12,553	$14,344
8/31/23	$12,086	$14,523
8/31/24	$13,996	$16,712
8/31/25	$16,781	$19,520

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	19.90%	2.87%	5.31%
Class C (including sales charge)	18.90%	2.87%	5.31%
MSCI Emerging Markets Index (Net)	16.80%	5.21%	6.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 207,405,145
Holdings Count | Holding		103
Advisory Fees Paid, Amount		$ 1,305,725
InvestmentCompanyPortfolioTurnover		67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$207,405,145
Number of Portfolio Holdings	103
Portfolio Turnover Rate	67%
Total Investment Advisory Fees Paid	$1,305,725

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	32.7%
Financials	18.8%
Consumer Discretionary	12.9%
Industrials	11.4%
Communication Services	9.3%
Materials	4.9%
Consumer Staples	2.7%
Health Care	2.4%
Energy	1.8%
Utilities	1.1%
Real Estate	0.8%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	25.6%
India	24.2%
Taiwan	17.3%
Korea	9.3%
Brazil	4.6%
United States	3.0%
United Arab Emirates	2.0%
Mexico	1.9%
South Africa	1.9%
Hungary	1.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	7.0%
Alibaba Group Holding Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.6%
Gupshup, Inc.	1.7%
China Construction Bank Corp. Class H	1.6%
Hon Hai Precision Industry Co. Ltd.	1.5%
Acter Group Corp. Ltd.	1.5%
Xiaomi Corp. Class B	1.4%
Alpha Bank SA	1.4%

Material Fund Change [Text Block]
C000090015
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Class R3
Trading Symbol		NEMRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/EmergingMarketsEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$199	1.81%

Expenses Paid, Amount		$ 199
Expense Ratio, Percent		1.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Emerging market equities rallied on a weak dollar, as U.S. tariffs fell short of threats and interest rate expectations improved, and on attractive valuations and earnings growth potential. While remaining mindful of evolving tariff risks, the Fund’s focus on fundamentals was key to its performance this period—with a bottom-up, diversified approach offering a blend of upside advantage and downside mitigation. Relative to the MSCI Emerging Markets Index (Net) (the Index), both stock selection and sector allocation decisions added value overall.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Industrials and IT sectors and an overweight to IT versus the Index

  Stock selection in Korea, Taiwan and Brazil

  Stock selection in the Materials and Health Care sectors

  Stock selection in China and South Africa and an overweight versus the Index to lagging India

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $17,359	MSCI Emerging Markets Index (Net) $19,520
8/31/15	$10,000	$10,000
8/31/16	$11,488	$11,183
8/31/17	$14,238	$13,926
8/31/18	$13,788	$13,832
8/31/19	$13,487	$13,228
8/31/20	$14,816	$15,145
8/31/21	$17,069	$18,343
8/31/22	$12,847	$14,344
8/31/23	$12,424	$14,523
8/31/24	$14,430	$16,712
8/31/25	$17,359	$19,520

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	20.30%	3.22%	5.67%
MSCI Emerging Markets Index (Net)	16.80%	5.21%	6.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 207,405,145
Holdings Count | Holding		103
Advisory Fees Paid, Amount		$ 1,305,725
InvestmentCompanyPortfolioTurnover		67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$207,405,145
Number of Portfolio Holdings	103
Portfolio Turnover Rate	67%
Total Investment Advisory Fees Paid	$1,305,725

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	32.7%
Financials	18.8%
Consumer Discretionary	12.9%
Industrials	11.4%
Communication Services	9.3%
Materials	4.9%
Consumer Staples	2.7%
Health Care	2.4%
Energy	1.8%
Utilities	1.1%
Real Estate	0.8%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	25.6%
India	24.2%
Taiwan	17.3%
Korea	9.3%
Brazil	4.6%
United States	3.0%
United Arab Emirates	2.0%
Mexico	1.9%
South Africa	1.9%
Hungary	1.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	7.0%
Alibaba Group Holding Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.6%
Gupshup, Inc.	1.7%
China Construction Bank Corp. Class H	1.6%
Hon Hai Precision Industry Co. Ltd.	1.5%
Acter Group Corp. Ltd.	1.5%
Xiaomi Corp. Class B	1.4%
Alpha Bank SA	1.4%

Material Fund Change [Text Block]
C000125074
Shareholder Report [Line Items]
Fund Name		Emerging Markets Equity Fund
Class Name		Class R6
Trading Symbol		NREMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/EmergingMarketsEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/EmergingMarketsEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$116	1.05%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Emerging market equities rallied on a weak dollar, as U.S. tariffs fell short of threats and interest rate expectations improved, and on attractive valuations and earnings growth potential. While remaining mindful of evolving tariff risks, the Fund’s focus on fundamentals was key to its performance this period—with a bottom-up, diversified approach offering a blend of upside advantage and downside mitigation. Relative to the MSCI Emerging Markets Index (Net) (the Index), both stock selection and sector allocation decisions added value overall.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Industrials and IT sectors and an overweight to IT versus the Index

  Stock selection in Korea, Taiwan and Brazil

  Stock selection in the Materials and Health Care sectors

  Stock selection in China and South Africa and an overweight versus the Index to lagging India

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $18,720	MSCI Emerging Markets Index (Net) $19,520
8/31/15	$10,000	$10,000
8/31/16	$11,564	$11,183
8/31/17	$14,444	$13,926
8/31/18	$14,088	$13,832
8/31/19	$13,884	$13,228
8/31/20	$15,372	$15,145
8/31/21	$17,857	$18,343
8/31/22	$13,548	$14,344
8/31/23	$13,200	$14,523
8/31/24	$15,446	$16,712
8/31/25	$18,720	$19,520

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	21.20%	4.02%	6.47%
MSCI Emerging Markets Index (Net)	16.80%	5.21%	6.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 207,405,145
Holdings Count | Holding		103
Advisory Fees Paid, Amount		$ 1,305,725
InvestmentCompanyPortfolioTurnover		67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$207,405,145
Number of Portfolio Holdings	103
Portfolio Turnover Rate	67%
Total Investment Advisory Fees Paid	$1,305,725

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	32.7%
Financials	18.8%
Consumer Discretionary	12.9%
Industrials	11.4%
Communication Services	9.3%
Materials	4.9%
Consumer Staples	2.7%
Health Care	2.4%
Energy	1.8%
Utilities	1.1%
Real Estate	0.8%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	25.6%
India	24.2%
Taiwan	17.3%
Korea	9.3%
Brazil	4.6%
United States	3.0%
United Arab Emirates	2.0%
Mexico	1.9%
South Africa	1.9%
Hungary	1.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	7.0%
Alibaba Group Holding Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.6%
Gupshup, Inc.	1.7%
China Construction Bank Corp. Class H	1.6%
Hon Hai Precision Industry Co. Ltd.	1.5%
Acter Group Corp. Ltd.	1.5%
Xiaomi Corp. Class B	1.4%
Alpha Bank SA	1.4%

Material Fund Change [Text Block]
C000063561
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Institutional Class
Trading Symbol		NBHIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/EquityIncome/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	0.72%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The performance of the Fund was positive during the period. Key factors that materially affected performance included the Fund’s exposure to Materials, Financials, and Industrials stocks, which contributed positively to total returns. In contrast, certain Health Care, Real Estate, and Energy stocks detracted from absolute performance. Despite several notable market and geopolitical events during the period, U.S. equities indices achieved new all-time highs, providing a favorable market backdrop that supported the Fund’s investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Materials, Financials and Industrials sectors

  At the industry level, stocks across Metals & Mining, Construction Materials and Banks

  Investments in the Health Care, Real Estate and Energy sectors

  At the industry level, investments across Pharmaceuticals, Textiles Apparel & Luxury Goods and Beverages

  Options

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,466,500	Russell 1000® Index $3,815,100	Russell 1000® Value Index $2,646,100
8/31/15	$1,000,000	$1,000,000	$1,000,000
8/31/16	$1,130,300	$1,116,900	$1,129,200
8/31/17	$1,260,900	$1,297,400	$1,260,000
8/31/18	$1,394,300	$1,554,500	$1,417,100
8/31/19	$1,436,900	$1,593,300	$1,425,800
8/31/20	$1,458,900	$1,951,800	$1,437,800
8/31/21	$1,803,500	$2,581,200	$1,961,800
8/31/22	$1,805,600	$2,246,600	$1,839,700
8/31/23	$1,850,100	$2,592,600	$1,997,800
8/31/24	$2,195,500	$3,282,200	$2,420,300
8/31/25	$2,466,500	$3,815,100	$2,646,100

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	12.34%	11.07%	9.45%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 968,406,477
Holdings Count | Holding		71
Advisory Fees Paid, Amount		$ 4,621,776
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$968,406,477
Number of Portfolio Holdings	71
Portfolio Turnover Rate	31%
Total Investment Advisory Fees Paid	$4,621,776

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	15.8%
Industrials	15.2%
Utilities	10.6%
Materials	10.6%
Energy	8.0%
Real Estate	7.7%
Health Care	7.3%
Consumer Discretionary	6.3%
Consumer Staples	5.8%
Communication Services	5.4%
Information Technology	5.4%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	4.7%
Ferrovial SE	3.5%
Wells Fargo & Co.	3.1%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.8%
AstraZeneca PLC ADR	2.7%
Abbott Laboratories	2.6%
Heidelberg Materials AG	2.5%
Exxon Mobil Corp.	2.4%
Emerson Electric Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000063559
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Class A
Trading Symbol		NBHAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/EquityIncome/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.09%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The performance of the Fund was positive during the period. Key factors that materially affected performance included the Fund’s exposure to Materials, Financials, and Industrials stocks, which contributed positively to total returns. In contrast, certain Health Care, Real Estate, and Energy stocks detracted from absolute performance. Despite several notable market and geopolitical events during the period, U.S. equities indices achieved new all-time highs, providing a favorable market backdrop that supported the Fund’s investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Materials, Financials and Industrials sectors

  At the industry level, stocks across Metals & Mining, Construction Materials and Banks

  Investments in the Health Care, Real Estate and Energy sectors

  At the industry level, investments across Pharmaceuticals, Textiles Apparel & Luxury Goods and Beverages

  Options

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $22,429	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$9,425	$10,000	$10,000
8/31/16	$10,619	$11,169	$11,292
8/31/17	$11,805	$12,974	$12,600
8/31/18	$13,010	$15,545	$14,171
8/31/19	$13,358	$15,933	$14,258
8/31/20	$13,510	$19,518	$14,378
8/31/21	$16,644	$25,812	$19,618
8/31/22	$16,600	$22,466	$18,397
8/31/23	$16,947	$25,926	$19,978
8/31/24	$20,026	$32,822	$24,203
8/31/25	$22,429	$38,151	$26,461

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	12.00%	10.67%	9.05%
Class A (including sales charge)	5.55%	9.37%	8.41%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 968,406,477
Holdings Count | Holding		71
Advisory Fees Paid, Amount		$ 4,621,776
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$968,406,477
Number of Portfolio Holdings	71
Portfolio Turnover Rate	31%
Total Investment Advisory Fees Paid	$4,621,776

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	15.8%
Industrials	15.2%
Utilities	10.6%
Materials	10.6%
Energy	8.0%
Real Estate	7.7%
Health Care	7.3%
Consumer Discretionary	6.3%
Consumer Staples	5.8%
Communication Services	5.4%
Information Technology	5.4%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	4.7%
Ferrovial SE	3.5%
Wells Fargo & Co.	3.1%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.8%
AstraZeneca PLC ADR	2.7%
Abbott Laboratories	2.6%
Heidelberg Materials AG	2.5%
Exxon Mobil Corp.	2.4%
Emerson Electric Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000063560
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Class C
Trading Symbol		NBHCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/EquityIncome/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.84%

Expenses Paid, Amount		$ 194
Expense Ratio, Percent		1.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The performance of the Fund was positive during the period. Key factors that materially affected performance included the Fund’s exposure to Materials, Financials, and Industrials stocks, which contributed positively to total returns. In contrast, certain Health Care, Real Estate, and Energy stocks detracted from absolute performance. Despite several notable market and geopolitical events during the period, U.S. equities indices achieved new all-time highs, providing a favorable market backdrop that supported the Fund’s investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Materials, Financials and Industrials sectors

  At the industry level, stocks across Metals & Mining, Construction Materials and Banks

  Investments in the Health Care, Real Estate and Energy sectors

  At the industry level, investments across Pharmaceuticals, Textiles Apparel & Luxury Goods and Beverages

  Options

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $22,068	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,177	$11,169	$11,292
8/31/17	$12,333	$12,974	$12,600
8/31/18	$13,488	$15,545	$14,171
8/31/19	$13,745	$15,933	$14,258
8/31/20	$13,798	$19,518	$14,378
8/31/21	$16,868	$25,812	$19,618
8/31/22	$16,702	$22,466	$18,397
8/31/23	$16,916	$25,926	$19,978
8/31/24	$19,855	$32,822	$24,203
8/31/25	$22,068	$38,151	$26,461

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	11.15%	9.85%	8.24%
Class C (including sales charge)	10.15%	9.85%	8.24%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 968,406,477
Holdings Count | Holding		71
Advisory Fees Paid, Amount		$ 4,621,776
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$968,406,477
Number of Portfolio Holdings	71
Portfolio Turnover Rate	31%
Total Investment Advisory Fees Paid	$4,621,776

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	15.8%
Industrials	15.2%
Utilities	10.6%
Materials	10.6%
Energy	8.0%
Real Estate	7.7%
Health Care	7.3%
Consumer Discretionary	6.3%
Consumer Staples	5.8%
Communication Services	5.4%
Information Technology	5.4%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	4.7%
Ferrovial SE	3.5%
Wells Fargo & Co.	3.1%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.8%
AstraZeneca PLC ADR	2.7%
Abbott Laboratories	2.6%
Heidelberg Materials AG	2.5%
Exxon Mobil Corp.	2.4%
Emerson Electric Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000090014
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Class R3
Trading Symbol		NBHRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/EquityIncome/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$145	1.37%

Expenses Paid, Amount		$ 145
Expense Ratio, Percent		1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The performance of the Fund was positive during the period. Key factors that materially affected performance included the Fund’s exposure to Materials, Financials, and Industrials stocks, which contributed positively to total returns. In contrast, certain Health Care, Real Estate, and Energy stocks detracted from absolute performance. Despite several notable market and geopolitical events during the period, U.S. equities indices achieved new all-time highs, providing a favorable market backdrop that supported the Fund’s investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Materials, Financials and Industrials sectors

  At the industry level, stocks across Metals & Mining, Construction Materials and Banks

  Investments in the Health Care, Real Estate and Energy sectors

  At the industry level, investments across Pharmaceuticals, Textiles Apparel & Luxury Goods and Beverages

  Options

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $23,120	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,226	$11,169	$11,292
8/31/17	$12,447	$12,974	$12,600
8/31/18	$13,684	$15,545	$14,171
8/31/19	$14,012	$15,933	$14,258
8/31/20	$14,127	$19,518	$14,378
8/31/21	$17,351	$25,812	$19,618
8/31/22	$17,262	$22,466	$18,397
8/31/23	$17,561	$25,926	$19,978
8/31/24	$20,704	$32,822	$24,203
8/31/25	$23,120	$38,151	$26,461

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	11.67%	10.35%	8.74%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 968,406,477
Holdings Count | Holding		71
Advisory Fees Paid, Amount		$ 4,621,776
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$968,406,477
Number of Portfolio Holdings	71
Portfolio Turnover Rate	31%
Total Investment Advisory Fees Paid	$4,621,776

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	15.8%
Industrials	15.2%
Utilities	10.6%
Materials	10.6%
Energy	8.0%
Real Estate	7.7%
Health Care	7.3%
Consumer Discretionary	6.3%
Consumer Staples	5.8%
Communication Services	5.4%
Information Technology	5.4%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	4.7%
Ferrovial SE	3.5%
Wells Fargo & Co.	3.1%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.8%
AstraZeneca PLC ADR	2.7%
Abbott Laboratories	2.6%
Heidelberg Materials AG	2.5%
Exxon Mobil Corp.	2.4%
Emerson Electric Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000228873
Shareholder Report [Line Items]
Fund Name		Equity Income Fund
Class Name		Class E
Trading Symbol		NBHEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/EquityIncome/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/EquityIncome/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$6	0.06%

Expenses Paid, Amount		$ 6
Expense Ratio, Percent		0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The performance of the Fund was positive during the period. Key factors that materially affected performance included the Fund’s exposure to Materials, Financials, and Industrials stocks, which contributed positively to total returns. In contrast, certain Health Care, Real Estate, and Energy stocks detracted from absolute performance. Despite several notable market and geopolitical events during the period, U.S. equities indices achieved new all-time highs, providing a favorable market backdrop that supported the Fund’s investment approach.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investments in the Materials, Financials and Industrials sectors

  At the industry level, stocks across Metals & Mining, Construction Materials and Banks

  Investments in the Health Care, Real Estate and Energy sectors

  At the industry level, investments across Pharmaceuticals, Textiles Apparel & Luxury Goods and Beverages

  Options

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $25,268	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,303	$11,169	$11,292
8/31/17	$12,609	$12,974	$12,600
8/31/18	$13,943	$15,545	$14,171
8/31/19	$14,369	$15,933	$14,258
8/31/20	$14,589	$19,518	$14,378
8/31/21	$18,035	$25,812	$19,618
8/31/22	$18,130	$22,466	$18,397
8/31/23	$18,705	$25,926	$19,978
8/31/24	$22,344	$32,822	$24,203
8/31/25	$25,268	$38,151	$26,461

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class E	13.08%	11.61%	9.71%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Institutional Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 968,406,477
Holdings Count | Holding		71
Advisory Fees Paid, Amount		$ 4,621,776
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$968,406,477
Number of Portfolio Holdings	71
Portfolio Turnover Rate	31%
Total Investment Advisory Fees Paid	$4,621,776

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	15.8%
Industrials	15.2%
Utilities	10.6%
Materials	10.6%
Energy	8.0%
Real Estate	7.7%
Health Care	7.3%
Consumer Discretionary	6.3%
Consumer Staples	5.8%
Communication Services	5.4%
Information Technology	5.4%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	4.7%
Ferrovial SE	3.5%
Wells Fargo & Co.	3.1%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.8%
AstraZeneca PLC ADR	2.7%
Abbott Laboratories	2.6%
Heidelberg Materials AG	2.5%
Exxon Mobil Corp.	2.4%
Emerson Electric Co.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021351
Shareholder Report [Line Items]
Fund Name		Focus Fund
Class Name		Investor Class
Trading Symbol		NBSSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/Focus/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	0.90%

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund performed well versus the MSCI All Country World Index (Net) for the period, supported by improved macroeconomic conditions and a pause in U.S. tariffs, which lifted equity markets. Relative performance was driven by the IT and Health Care sectors, whereas the Financials and Utilities sectors detracted the most from relative returns. The Fund’s largest absolute stock contributors during the year were NVIDIA and Meta Platforms, whereas LVMH Moet Hennessy, Louis Vuitton, and Apple were the most significant detractors. LVMH Moet Hennessy and Apple were both sold during the period.

Performance Attribution

Top Contributors

Top Detractors

  IT sector

  Health Care sector

  Financials sector

  Utilities sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $27,134	MSCI All Country World Index (Net) $28,656
8/31/15	$10,000	$10,000
8/31/16	$10,668	$10,724
8/31/17	$12,461	$12,560
8/31/18	$14,088	$13,993
8/31/19	$13,757	$13,954
8/31/20	$17,357	$16,260
8/31/21	$22,921	$20,916
8/31/22	$16,119	$17,594
8/31/23	$18,025	$20,048
8/31/24	$22,781	$24,748
8/31/25	$27,134	$28,656

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	19.11%	9.35%	10.50%
MSCI All Country World Index (Net)	15.79%	12.00%	11.10%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 796,278,301
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 3,884,010
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$796,278,301
Number of Portfolio Holdings	50
Portfolio Turnover Rate	79%
Total Investment Advisory Fees Paid	$3,884,010

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Communication Services	16.4%
Consumer Discretionary	13.5%
Health Care	9.4%
Utilities	6.8%
Financials	6.6%
Industrials	6.5%
Consumer Staples	4.5%
Energy	2.9%
Materials	2.3%
Short-Term Investments	4.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.5%
Meta Platforms, Inc. Class A	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.5%
NVIDIA Corp.	4.4%
Microsoft Corp.	4.3%
Carnival Corp.	3.8%
Deutsche Telekom AG	3.6%
Fair Isaac Corp.	3.5%
Eli Lilly & Co.	3.5%
Airbus SE	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021352
Shareholder Report [Line Items]
Fund Name		Focus Fund
Class Name		Trust Class
Trading Symbol		NBFCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/Focus/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$120	1.10%

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund performed well versus the MSCI All Country World Index (Net) for the period, supported by improved macroeconomic conditions and a pause in U.S. tariffs, which lifted equity markets. Relative performance was driven by the IT and Health Care sectors, whereas the Financials and Utilities sectors detracted the most from relative returns. The Fund’s largest absolute stock contributors during the year were NVIDIA and Meta Platforms, whereas LVMH Moet Hennessy, Louis Vuitton, and Apple were the most significant detractors. LVMH Moet Hennessy and Apple were both sold during the period.

Performance Attribution

Top Contributors

Top Detractors

  IT sector

  Health Care sector

  Financials sector

  Utilities sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $26,628	MSCI All Country World Index (Net) $28,656
8/31/15	$10,000	$10,000
8/31/16	$10,650	$10,724
8/31/17	$12,420	$12,560
8/31/18	$14,020	$13,993
8/31/19	$13,666	$13,954
8/31/20	$17,206	$16,260
8/31/21	$22,674	$20,916
8/31/22	$15,913	$17,594
8/31/23	$17,756	$20,048
8/31/24	$22,396	$24,748
8/31/25	$26,628	$28,656

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	18.90%	9.13%	10.29%
MSCI All Country World Index (Net)	15.79%	12.00%	11.10%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 796,278,301
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 3,884,010
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$796,278,301
Number of Portfolio Holdings	50
Portfolio Turnover Rate	79%
Total Investment Advisory Fees Paid	$3,884,010

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Communication Services	16.4%
Consumer Discretionary	13.5%
Health Care	9.4%
Utilities	6.8%
Financials	6.6%
Industrials	6.5%
Consumer Staples	4.5%
Energy	2.9%
Materials	2.3%
Short-Term Investments	4.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.5%
Meta Platforms, Inc. Class A	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.5%
NVIDIA Corp.	4.4%
Microsoft Corp.	4.3%
Carnival Corp.	3.8%
Deutsche Telekom AG	3.6%
Fair Isaac Corp.	3.5%
Eli Lilly & Co.	3.5%
Airbus SE	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021353
Shareholder Report [Line Items]
Fund Name		Focus Fund
Class Name		Advisor Class
Trading Symbol		NBFAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/Focus/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$144	1.32%

Expenses Paid, Amount		$ 144
Expense Ratio, Percent		1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund performed well versus the MSCI All Country World Index (Net) for the period, supported by improved macroeconomic conditions and a pause in U.S. tariffs, which lifted equity markets. Relative performance was driven by the IT and Health Care sectors, whereas the Financials and Utilities sectors detracted the most from relative returns. The Fund’s largest absolute stock contributors during the year were NVIDIA and Meta Platforms, whereas LVMH Moet Hennessy, Louis Vuitton, and Apple were the most significant detractors. LVMH Moet Hennessy and Apple were both sold during the period.

Performance Attribution

Top Contributors

Top Detractors

  IT sector

  Health Care sector

  Financials sector

  Utilities sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Advisor Class $26,139	MSCI All Country World Index (Net) $28,656
8/31/15	$10,000	$10,000
8/31/16	$10,633	$10,724
8/31/17	$12,389	$12,560
8/31/18	$13,952	$13,993
8/31/19	$13,578	$13,954
8/31/20	$17,068	$16,260
8/31/21	$22,442	$20,916
8/31/22	$15,725	$17,594
8/31/23	$17,510	$20,048
8/31/24	$22,040	$24,748
8/31/25	$26,139	$28,656

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Advisor Class	18.60%	8.90%	10.09%
MSCI All Country World Index (Net)	15.79%	12.00%	11.10%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 796,278,301
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 3,884,010
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$796,278,301
Number of Portfolio Holdings	50
Portfolio Turnover Rate	79%
Total Investment Advisory Fees Paid	$3,884,010

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Communication Services	16.4%
Consumer Discretionary	13.5%
Health Care	9.4%
Utilities	6.8%
Financials	6.6%
Industrials	6.5%
Consumer Staples	4.5%
Energy	2.9%
Materials	2.3%
Short-Term Investments	4.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.5%
Meta Platforms, Inc. Class A	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.5%
NVIDIA Corp.	4.4%
Microsoft Corp.	4.3%
Carnival Corp.	3.8%
Deutsche Telekom AG	3.6%
Fair Isaac Corp.	3.5%
Eli Lilly & Co.	3.5%
Airbus SE	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000027739
Shareholder Report [Line Items]
Fund Name		Focus Fund
Class Name		Institutional Class
Trading Symbol		NFALX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/Focus/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.75%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund performed well versus the MSCI All Country World Index (Net) for the period, supported by improved macroeconomic conditions and a pause in U.S. tariffs, which lifted equity markets. Relative performance was driven by the IT and Health Care sectors, whereas the Financials and Utilities sectors detracted the most from relative returns. The Fund’s largest absolute stock contributors during the year were NVIDIA and Meta Platforms, whereas LVMH Moet Hennessy, Louis Vuitton, and Apple were the most significant detractors. LVMH Moet Hennessy and Apple were both sold during the period.

Performance Attribution

Top Contributors

Top Detractors

  IT sector

  Health Care sector

  Financials sector

  Utilities sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,756,700	MSCI All Country World Index (Net) $2,865,600
8/31/15	$1,000,000	$1,000,000
8/31/16	$1,068,600	$1,072,400
8/31/17	$1,250,700	$1,256,000
8/31/18	$1,415,700	$1,399,300
8/31/19	$1,385,300	$1,395,400
8/31/20	$1,749,900	$1,626,000
8/31/21	$2,314,300	$2,091,600
8/31/22	$1,630,000	$1,759,400
8/31/23	$1,825,000	$2,004,800
8/31/24	$2,310,200	$2,474,800
8/31/25	$2,756,700	$2,865,600

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	19.32%	9.51%	10.67%
MSCI All Country World Index (Net)	15.79%	12.00%	11.10%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 796,278,301
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 3,884,010
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$796,278,301
Number of Portfolio Holdings	50
Portfolio Turnover Rate	79%
Total Investment Advisory Fees Paid	$3,884,010

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Communication Services	16.4%
Consumer Discretionary	13.5%
Health Care	9.4%
Utilities	6.8%
Financials	6.6%
Industrials	6.5%
Consumer Staples	4.5%
Energy	2.9%
Materials	2.3%
Short-Term Investments	4.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.5%
Meta Platforms, Inc. Class A	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.5%
NVIDIA Corp.	4.4%
Microsoft Corp.	4.3%
Carnival Corp.	3.8%
Deutsche Telekom AG	3.6%
Fair Isaac Corp.	3.5%
Eli Lilly & Co.	3.5%
Airbus SE	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000090012
Shareholder Report [Line Items]
Fund Name		Focus Fund
Class Name		Class A
Trading Symbol		NFAAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/Focus/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.11%

Expenses Paid, Amount		$ 121
Expense Ratio, Percent		1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund performed well versus the MSCI All Country World Index (Net) for the period, supported by improved macroeconomic conditions and a pause in U.S. tariffs, which lifted equity markets. Relative performance was driven by the IT and Health Care sectors, whereas the Financials and Utilities sectors detracted the most from relative returns. The Fund’s largest absolute stock contributors during the year were NVIDIA and Meta Platforms, whereas LVMH Moet Hennessy, Louis Vuitton, and Apple were the most significant detractors. LVMH Moet Hennessy and Apple were both sold during the period.

Performance Attribution

Top Contributors

Top Detractors

  IT sector

  Health Care sector

  Financials sector

  Utilities sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $25,063	MSCI All Country World Index (Net) $28,656
8/31/15	$9,425	$10,000
8/31/16	$10,040	$10,724
8/31/17	$11,705	$12,560
8/31/18	$13,204	$13,993
8/31/19	$12,872	$13,954
8/31/20	$16,206	$16,260
8/31/21	$21,348	$20,916
8/31/22	$14,981	$17,594
8/31/23	$16,719	$20,048
8/31/24	$21,087	$24,748
8/31/25	$25,063	$28,656

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	18.86%	9.11%	10.27%
Class A (including sales charge)	12.03%	7.83%	9.62%
MSCI All Country World Index (Net)	15.79%	12.00%	11.10%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 796,278,301
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 3,884,010
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$796,278,301
Number of Portfolio Holdings	50
Portfolio Turnover Rate	79%
Total Investment Advisory Fees Paid	$3,884,010

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Communication Services	16.4%
Consumer Discretionary	13.5%
Health Care	9.4%
Utilities	6.8%
Financials	6.6%
Industrials	6.5%
Consumer Staples	4.5%
Energy	2.9%
Materials	2.3%
Short-Term Investments	4.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.5%
Meta Platforms, Inc. Class A	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.5%
NVIDIA Corp.	4.4%
Microsoft Corp.	4.3%
Carnival Corp.	3.8%
Deutsche Telekom AG	3.6%
Fair Isaac Corp.	3.5%
Eli Lilly & Co.	3.5%
Airbus SE	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000090013
Shareholder Report [Line Items]
Fund Name		Focus Fund
Class Name		Class C
Trading Symbol		NFACX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/Focus/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/Focus/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.86%

Expenses Paid, Amount		$ 203
Expense Ratio, Percent		1.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund performed well versus the MSCI All Country World Index (Net) for the period, supported by improved macroeconomic conditions and a pause in U.S. tariffs, which lifted equity markets. Relative performance was driven by the IT and Health Care sectors, whereas the Financials and Utilities sectors detracted the most from relative returns. The Fund’s largest absolute stock contributors during the year were NVIDIA and Meta Platforms, whereas LVMH Moet Hennessy, Louis Vuitton, and Apple were the most significant detractors. LVMH Moet Hennessy and Apple were both sold during the period.

Performance Attribution

Top Contributors

Top Detractors

  IT sector

  Health Care sector

  Financials sector

  Utilities sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $24,678	MSCI All Country World Index (Net) $28,656
8/31/15	$10,000	$10,000
8/31/16	$10,575	$10,724
8/31/17	$12,241	$12,560
8/31/18	$13,700	$13,993
8/31/19	$13,255	$13,954
8/31/20	$16,563	$16,260
8/31/21	$21,657	$20,916
8/31/22	$15,085	$17,594
8/31/23	$16,708	$20,048
8/31/24	$20,911	$24,748
8/31/25	$24,678	$28,656

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	18.01%	8.30%	9.45%
Class C (including sales charge)	17.01%	8.30%	9.45%
MSCI All Country World Index (Net)	15.79%	12.00%	11.10%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 796,278,301
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 3,884,010
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$796,278,301
Number of Portfolio Holdings	50
Portfolio Turnover Rate	79%
Total Investment Advisory Fees Paid	$3,884,010

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.6%
Communication Services	16.4%
Consumer Discretionary	13.5%
Health Care	9.4%
Utilities	6.8%
Financials	6.6%
Industrials	6.5%
Consumer Staples	4.5%
Energy	2.9%
Materials	2.3%
Short-Term Investments	4.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.5%
Meta Platforms, Inc. Class A	5.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.5%
NVIDIA Corp.	4.4%
Microsoft Corp.	4.3%
Carnival Corp.	3.8%
Deutsche Telekom AG	3.6%
Fair Isaac Corp.	3.5%
Eli Lilly & Co.	3.5%
Airbus SE	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021336
Shareholder Report [Line Items]
Fund Name		Genesis Fund
Class Name		Investor Class
Trading Symbol		NBGNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/Genesis/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$98	0.99%

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the past twelve months the small cap market has been quite volatile, with investors reacting strongly to a series of policy announcements and macroeconomic data points. For much of the period, highly speculative companies, many of which we believe are lower quality, materially outperformed and the stocks in our high-quality focused Fund, were generally out of favor. Consequently, during the period, the Fund posted a negative return and lagged the Russell 2000® Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Our lack of exposure to biotechnology firms, which are present in the Index and down sharply, added value

  Overweight positions in the Industrials and IT sectors versus the Index

  A number of Fund holdings declined for company specific reasons (primarily IT and Health Care names)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $24,715	Russell 3000® Index $37,020	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,143	$11,144	$10,859
8/31/17	$12,279	$12,934	$12,479
8/31/18	$15,561	$15,553	$15,654
8/31/19	$15,643	$15,757	$13,636
8/31/20	$17,751	$19,135	$14,457
8/31/21	$23,589	$25,458	$21,264
8/31/22	$20,138	$22,076	$17,461
8/31/23	$22,080	$25,334	$18,273
8/31/24	$25,381	$31,958	$21,648
8/31/25	$24,715	$37,020	$23,416

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	(2.63)%	6.84%	9.47%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 9,226,950,812
Holdings Count | Holding		106
Advisory Fees Paid, Amount		$ 64,234,795
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,226,950,812
Number of Portfolio Holdings	106
Portfolio Turnover Rate	23%
Total Investment Advisory Fees Paid	$64,234,795

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	35.6%
Financials	17.2%
Information Technology	16.8%
Consumer Discretionary	7.9%
Health Care	5.1%
Energy	5.0%
Materials	3.2%
Utilities	3.0%
Real Estate	3.0%
Communication Services	2.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.0%
FirstService Corp.	1.8%
Littelfuse, Inc.	1.7%
Nexstar Media Group, Inc. Class A	1.7%
Community Financial System, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
RBC Bearings, Inc.	1.6%
Manhattan Associates, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Tetra Tech, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021337
Shareholder Report [Line Items]
Fund Name		Genesis Fund
Class Name		Trust Class
Trading Symbol		NBGEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/Genesis/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$107	1.08%

Expenses Paid, Amount		$ 107
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the past twelve months the small cap market has been quite volatile, with investors reacting strongly to a series of policy announcements and macroeconomic data points. For much of the period, highly speculative companies, many of which we believe are lower quality, materially outperformed and the stocks in our high-quality focused Fund, were generally out of favor. Consequently, during the period, the Fund posted a negative return and lagged the Russell 2000® Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Our lack of exposure to biotechnology firms, which are present in the Index and down sharply, added value

  Overweight positions in the Industrials and IT sectors versus the Index

  A number of Fund holdings declined for company specific reasons (primarily IT and Health Care names)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $24,504	Russell 3000® Index $37,020	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,135	$11,144	$10,859
8/31/17	$12,262	$12,934	$12,479
8/31/18	$15,529	$15,553	$15,654
8/31/19	$15,596	$15,757	$13,636
8/31/20	$17,682	$19,135	$14,457
8/31/21	$23,477	$25,458	$21,264
8/31/22	$20,025	$22,076	$17,461
8/31/23	$21,932	$25,334	$18,273
8/31/24	$25,191	$31,958	$21,648
8/31/25	$24,504	$37,020	$23,416

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	(2.73)%	6.74%	9.38%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 9,226,950,812
Holdings Count | Holding		106
Advisory Fees Paid, Amount		$ 64,234,795
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,226,950,812
Number of Portfolio Holdings	106
Portfolio Turnover Rate	23%
Total Investment Advisory Fees Paid	$64,234,795

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	35.6%
Financials	17.2%
Information Technology	16.8%
Consumer Discretionary	7.9%
Health Care	5.1%
Energy	5.0%
Materials	3.2%
Utilities	3.0%
Real Estate	3.0%
Communication Services	2.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.0%
FirstService Corp.	1.8%
Littelfuse, Inc.	1.7%
Nexstar Media Group, Inc. Class A	1.7%
Community Financial System, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
RBC Bearings, Inc.	1.6%
Manhattan Associates, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Tetra Tech, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021338
Shareholder Report [Line Items]
Fund Name		Genesis Fund
Class Name		Advisor Class
Trading Symbol		NBGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/Genesis/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$132	1.34%

Expenses Paid, Amount		$ 132
Expense Ratio, Percent		1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the past twelve months the small cap market has been quite volatile, with investors reacting strongly to a series of policy announcements and macroeconomic data points. For much of the period, highly speculative companies, many of which we believe are lower quality, materially outperformed and the stocks in our high-quality focused Fund, were generally out of favor. Consequently, during the period, the Fund posted a negative return and lagged the Russell 2000® Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Our lack of exposure to biotechnology firms, which are present in the Index and down sharply, added value

  Overweight positions in the Industrials and IT sectors versus the Index

  A number of Fund holdings declined for company specific reasons (primarily IT and Health Care names)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Advisor Class $23,882	Russell 3000® Index $37,020	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,106	$11,144	$10,859
8/31/17	$12,196	$12,934	$12,479
8/31/18	$15,405	$15,553	$15,654
8/31/19	$15,433	$15,757	$13,636
8/31/20	$17,455	$19,135	$14,457
8/31/21	$23,115	$25,458	$21,264
8/31/22	$19,663	$22,076	$17,461
8/31/23	$21,486	$25,334	$18,273
8/31/24	$24,613	$31,958	$21,648
8/31/25	$23,882	$37,020	$23,416

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Advisor Class	(2.97)%	6.47%	9.10%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 9,226,950,812
Holdings Count | Holding		106
Advisory Fees Paid, Amount		$ 64,234,795
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,226,950,812
Number of Portfolio Holdings	106
Portfolio Turnover Rate	23%
Total Investment Advisory Fees Paid	$64,234,795

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	35.6%
Financials	17.2%
Information Technology	16.8%
Consumer Discretionary	7.9%
Health Care	5.1%
Energy	5.0%
Materials	3.2%
Utilities	3.0%
Real Estate	3.0%
Communication Services	2.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.0%
FirstService Corp.	1.8%
Littelfuse, Inc.	1.7%
Nexstar Media Group, Inc. Class A	1.7%
Community Financial System, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
RBC Bearings, Inc.	1.6%
Manhattan Associates, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Tetra Tech, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021339
Shareholder Report [Line Items]
Fund Name		Genesis Fund
Class Name		Institutional Class
Trading Symbol		NBGIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/Genesis/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.83%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the past twelve months the small cap market has been quite volatile, with investors reacting strongly to a series of policy announcements and macroeconomic data points. For much of the period, highly speculative companies, many of which we believe are lower quality, materially outperformed and the stocks in our high-quality focused Fund, were generally out of favor. Consequently, during the period, the Fund posted a negative return and lagged the Russell 2000® Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Our lack of exposure to biotechnology firms, which are present in the Index and down sharply, added value

  Overweight positions in the Industrials and IT sectors versus the Index

  A number of Fund holdings declined for company specific reasons (primarily IT and Health Care names)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,512,300	Russell 3000® Index $3,702,000	Russell 2000® Index $2,341,600
8/31/15	$1,000,000	$1,000,000	$1,000,000
8/31/16	$1,116,200	$1,114,400	$1,085,900
8/31/17	$1,232,200	$1,293,400	$1,247,900
8/31/18	$1,564,400	$1,555,300	$1,565,400
8/31/19	$1,575,200	$1,575,700	$1,363,600
8/31/20	$1,790,200	$1,913,500	$1,445,700
8/31/21	$2,382,800	$2,545,800	$2,126,400
8/31/22	$2,037,400	$2,207,600	$1,746,100
8/31/23	$2,237,400	$2,533,400	$1,827,300
8/31/24	$2,576,000	$3,195,800	$2,164,800
8/31/25	$2,512,300	$3,702,000	$2,341,600

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	(2.47)%	7.01%	9.65%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 9,226,950,812
Holdings Count | Holding		106
Advisory Fees Paid, Amount		$ 64,234,795
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,226,950,812
Number of Portfolio Holdings	106
Portfolio Turnover Rate	23%
Total Investment Advisory Fees Paid	$64,234,795

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	35.6%
Financials	17.2%
Information Technology	16.8%
Consumer Discretionary	7.9%
Health Care	5.1%
Energy	5.0%
Materials	3.2%
Utilities	3.0%
Real Estate	3.0%
Communication Services	2.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.0%
FirstService Corp.	1.8%
Littelfuse, Inc.	1.7%
Nexstar Media Group, Inc. Class A	1.7%
Community Financial System, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
RBC Bearings, Inc.	1.6%
Manhattan Associates, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Tetra Tech, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000125070
Shareholder Report [Line Items]
Fund Name		Genesis Fund
Class Name		Class R6
Trading Symbol		NRGSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/Genesis/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$72	0.73%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the past twelve months the small cap market has been quite volatile, with investors reacting strongly to a series of policy announcements and macroeconomic data points. For much of the period, highly speculative companies, many of which we believe are lower quality, materially outperformed and the stocks in our high-quality focused Fund, were generally out of favor. Consequently, during the period, the Fund posted a negative return and lagged the Russell 2000® Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Our lack of exposure to biotechnology firms, which are present in the Index and down sharply, added value

  Overweight positions in the Industrials and IT sectors versus the Index

  A number of Fund holdings declined for company specific reasons (primarily IT and Health Care names)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $25,351	Russell 3000® Index $37,020	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,169	$11,144	$10,859
8/31/17	$12,339	$12,934	$12,479
8/31/18	$15,678	$15,553	$15,654
8/31/19	$15,803	$15,757	$13,636
8/31/20	$17,975	$19,135	$14,457
8/31/21	$23,949	$25,458	$21,264
8/31/22	$20,498	$22,076	$17,461
8/31/23	$22,531	$25,334	$18,273
8/31/24	$25,965	$31,958	$21,648
8/31/25	$25,351	$37,020	$23,416

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	(2.37)%	7.12%	9.75%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 9,226,950,812
Holdings Count | Holding		106
Advisory Fees Paid, Amount		$ 64,234,795
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,226,950,812
Number of Portfolio Holdings	106
Portfolio Turnover Rate	23%
Total Investment Advisory Fees Paid	$64,234,795

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	35.6%
Financials	17.2%
Information Technology	16.8%
Consumer Discretionary	7.9%
Health Care	5.1%
Energy	5.0%
Materials	3.2%
Utilities	3.0%
Real Estate	3.0%
Communication Services	2.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.0%
FirstService Corp.	1.8%
Littelfuse, Inc.	1.7%
Nexstar Media Group, Inc. Class A	1.7%
Community Financial System, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
RBC Bearings, Inc.	1.6%
Manhattan Associates, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Tetra Tech, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000228870
Shareholder Report [Line Items]
Fund Name		Genesis Fund
Class Name		Class E
Trading Symbol		NRGEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/Genesis/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/Genesis/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$2	0.02%

Expenses Paid, Amount		$ 2
Expense Ratio, Percent		0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the past twelve months the small cap market has been quite volatile, with investors reacting strongly to a series of policy announcements and macroeconomic data points. For much of the period, highly speculative companies, many of which we believe are lower quality, materially outperformed and the stocks in our high-quality focused Fund, were generally out of favor. Consequently, during the period, the Fund posted a negative return and lagged the Russell 2000® Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Our lack of exposure to biotechnology firms, which are present in the Index and down sharply, added value

  Overweight positions in the Industrials and IT sectors versus the Index

  A number of Fund holdings declined for company specific reasons (primarily IT and Health Care names)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $25,604	Russell 3000® Index $37,020	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,143	$11,144	$10,859
8/31/17	$12,279	$12,934	$12,479
8/31/18	$15,561	$15,553	$15,654
8/31/19	$15,643	$15,757	$13,636
8/31/20	$17,751	$19,135	$14,457
8/31/21	$23,589	$25,458	$21,264
8/31/22	$20,264	$22,076	$17,461
8/31/23	$22,432	$25,334	$18,273
8/31/24	$26,039	$31,958	$21,648
8/31/25	$25,604	$37,020	$23,416

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class E	(1.67)%	7.60%	9.86%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 9,226,950,812
Holdings Count | Holding		106
Advisory Fees Paid, Amount		$ 64,234,795
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,226,950,812
Number of Portfolio Holdings	106
Portfolio Turnover Rate	23%
Total Investment Advisory Fees Paid	$64,234,795

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	35.6%
Financials	17.2%
Information Technology	16.8%
Consumer Discretionary	7.9%
Health Care	5.1%
Energy	5.0%
Materials	3.2%
Utilities	3.0%
Real Estate	3.0%
Communication Services	2.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.0%
FirstService Corp.	1.8%
Littelfuse, Inc.	1.7%
Nexstar Media Group, Inc. Class A	1.7%
Community Financial System, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
RBC Bearings, Inc.	1.6%
Manhattan Associates, Inc.	1.5%
Prosperity Bancshares, Inc.	1.5%
Tetra Tech, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000121825
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Investor Class
Trading Symbol		NIQVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$111	1.07%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  An overweight to rallying Austria and stock selection in France and Switzerland

  Stock selection and underweights versus the Index in the Communication Services, Financials and Consumer Staples sectors

  Stock selection in the United Kingdom, stock selection in and an underweight to Spain, and an overweight to the trailing Netherlands

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $19,552	MSCI EAFE® Index (Net) $20,424
8/31/15	$10,000	$10,000
8/31/16	$10,460	$9,988
8/31/17	$12,131	$11,750
8/31/18	$12,723	$12,266
8/31/19	$12,185	$11,866
8/31/20	$14,060	$12,594
8/31/21	$18,032	$15,884
8/31/22	$13,086	$12,739
8/31/23	$15,012	$15,022
8/31/24	$18,144	$17,936
8/31/25	$19,552	$20,424

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	7.76%	6.82%	6.93%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 1,118,593,335
Holdings Count | Holding		89
Advisory Fees Paid, Amount		$ 6,631,284
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,118,593,335
Number of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Investment Advisory Fees Paid	$6,631,284

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	26.2%
Financials	22.7%
Health Care	17.4%
Information Technology	10.9%
Consumer Discretionary	6.0%
Consumer Staples	5.7%
Materials	4.5%
Energy	2.7%
Communication Services	1.6%
Utilities	1.1%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.6%
Germany	11.5%
Japan	10.7%
France	9.7%
Switzerland	7.5%
United States	7.5%
Netherlands	5.8%
Italy	5.0%
Austria	3.2%
Denmark	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.3%
Anheuser-Busch InBev SA	2.3%
UniCredit SpA	2.1%
AstraZeneca PLC	2.0%
Convatec Group PLC	1.9%
ING Groep NV	1.8%
Erste Group Bank AG	1.8%
Resona Holdings, Inc.	1.8%
Compass Group PLC	1.7%
Experian PLC	1.7%

Material Fund Change [Text Block]
C000121826
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Trust Class
Trading Symbol		NIQTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$117	1.13%

Expenses Paid, Amount		$ 117
Expense Ratio, Percent		1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  An overweight to rallying Austria and stock selection in France and Switzerland

  Stock selection and underweights versus the Index in the Communication Services, Financials and Consumer Staples sectors

  Stock selection in the United Kingdom, stock selection in and an underweight to Spain, and an overweight to the trailing Netherlands

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $19,445	MSCI EAFE® Index (Net) $20,424
8/31/15	$10,000	$10,000
8/31/16	$10,459	$9,988
8/31/17	$12,125	$11,750
8/31/18	$12,712	$12,266
8/31/19	$12,159	$11,866
8/31/20	$14,033	$12,594
8/31/21	$17,986	$15,884
8/31/22	$13,041	$12,739
8/31/23	$14,954	$15,022
8/31/24	$18,066	$17,936
8/31/25	$19,445	$20,424

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	7.63%	6.74%	6.88%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 1,118,593,335
Holdings Count | Holding		89
Advisory Fees Paid, Amount		$ 6,631,284
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,118,593,335
Number of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Investment Advisory Fees Paid	$6,631,284

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	26.2%
Financials	22.7%
Health Care	17.4%
Information Technology	10.9%
Consumer Discretionary	6.0%
Consumer Staples	5.7%
Materials	4.5%
Energy	2.7%
Communication Services	1.6%
Utilities	1.1%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.6%
Germany	11.5%
Japan	10.7%
France	9.7%
Switzerland	7.5%
United States	7.5%
Netherlands	5.8%
Italy	5.0%
Austria	3.2%
Denmark	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.3%
Anheuser-Busch InBev SA	2.3%
UniCredit SpA	2.1%
AstraZeneca PLC	2.0%
Convatec Group PLC	1.9%
ING Groep NV	1.8%
Erste Group Bank AG	1.8%
Resona Holdings, Inc.	1.8%
Compass Group PLC	1.7%
Experian PLC	1.7%

Material Fund Change [Text Block]
C000021340
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Institutional Class
Trading Symbol		NBIIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.85%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  An overweight to rallying Austria and stock selection in France and Switzerland

  Stock selection and underweights versus the Index in the Communication Services, Financials and Consumer Staples sectors

  Stock selection in the United Kingdom, stock selection in and an underweight to Spain, and an overweight to the trailing Netherlands

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,992,000	MSCI EAFE® Index (Net) $2,042,400
8/31/15	$1,000,000	$1,000,000
8/31/16	$1,047,800	$998,800
8/31/17	$1,213,600	$1,175,000
8/31/18	$1,275,700	$1,226,600
8/31/19	$1,225,300	$1,186,600
8/31/20	$1,418,100	$1,259,400
8/31/21	$1,821,600	$1,588,400
8/31/22	$1,324,400	$1,273,900
8/31/23	$1,524,300	$1,502,200
8/31/24	$1,845,600	$1,793,600
8/31/25	$1,992,000	$2,042,400

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	7.93%	7.03%	7.13%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 1,118,593,335
Holdings Count | Holding		89
Advisory Fees Paid, Amount		$ 6,631,284
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,118,593,335
Number of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Investment Advisory Fees Paid	$6,631,284

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	26.2%
Financials	22.7%
Health Care	17.4%
Information Technology	10.9%
Consumer Discretionary	6.0%
Consumer Staples	5.7%
Materials	4.5%
Energy	2.7%
Communication Services	1.6%
Utilities	1.1%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.6%
Germany	11.5%
Japan	10.7%
France	9.7%
Switzerland	7.5%
United States	7.5%
Netherlands	5.8%
Italy	5.0%
Austria	3.2%
Denmark	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.3%
Anheuser-Busch InBev SA	2.3%
UniCredit SpA	2.1%
AstraZeneca PLC	2.0%
Convatec Group PLC	1.9%
ING Groep NV	1.8%
Erste Group Bank AG	1.8%
Resona Holdings, Inc.	1.8%
Compass Group PLC	1.7%
Experian PLC	1.7%

Material Fund Change [Text Block]
C000121822
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Class A
Trading Symbol		NIQAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.21%

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  An overweight to rallying Austria and stock selection in France and Switzerland

  Stock selection and underweights versus the Index in the Communication Services, Financials and Consumer Staples sectors

  Stock selection in the United Kingdom, stock selection in and an underweight to Spain, and an overweight to the trailing Netherlands

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $18,117	MSCI EAFE® Index (Net) $20,424
8/31/15	$9,425	$10,000
8/31/16	$9,848	$9,988
8/31/17	$11,357	$11,750
8/31/18	$11,899	$12,266
8/31/19	$11,388	$11,866
8/31/20	$13,127	$12,594
8/31/21	$16,809	$15,884
8/31/22	$12,181	$12,739
8/31/23	$13,955	$15,022
8/31/24	$16,847	$17,936
8/31/25	$18,117	$20,424

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	7.54%	6.66%	6.75%
Class A (including sales charge)	1.34%	5.39%	6.12%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 1,118,593,335
Holdings Count | Holding		89
Advisory Fees Paid, Amount		$ 6,631,284
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,118,593,335
Number of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Investment Advisory Fees Paid	$6,631,284

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	26.2%
Financials	22.7%
Health Care	17.4%
Information Technology	10.9%
Consumer Discretionary	6.0%
Consumer Staples	5.7%
Materials	4.5%
Energy	2.7%
Communication Services	1.6%
Utilities	1.1%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.6%
Germany	11.5%
Japan	10.7%
France	9.7%
Switzerland	7.5%
United States	7.5%
Netherlands	5.8%
Italy	5.0%
Austria	3.2%
Denmark	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.3%
Anheuser-Busch InBev SA	2.3%
UniCredit SpA	2.1%
AstraZeneca PLC	2.0%
Convatec Group PLC	1.9%
ING Groep NV	1.8%
Erste Group Bank AG	1.8%
Resona Holdings, Inc.	1.8%
Compass Group PLC	1.7%
Experian PLC	1.7%

Material Fund Change [Text Block]
C000121823
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Class C
Trading Symbol		NIQCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.96%

Expenses Paid, Amount		$ 203
Expense Ratio, Percent		1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  An overweight to rallying Austria and stock selection in France and Switzerland

  Stock selection and underweights versus the Index in the Communication Services, Financials and Consumer Staples sectors

  Stock selection in the United Kingdom, stock selection in and an underweight to Spain, and an overweight to the trailing Netherlands

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $17,831	MSCI EAFE® Index (Net) $20,424
8/31/15	$10,000	$10,000
8/31/16	$10,370	$9,988
8/31/17	$11,871	$11,750
8/31/18	$12,352	$12,266
8/31/19	$11,728	$11,866
8/31/20	$13,418	$12,594
8/31/21	$17,051	$15,884
8/31/22	$12,262	$12,739
8/31/23	$13,951	$15,022
8/31/24	$16,702	$17,936
8/31/25	$17,831	$20,424

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	6.76%	5.85%	5.95%
Class C (including sales charge)	5.76%	5.85%	5.95%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 1,118,593,335
Holdings Count | Holding		89
Advisory Fees Paid, Amount		$ 6,631,284
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,118,593,335
Number of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Investment Advisory Fees Paid	$6,631,284

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	26.2%
Financials	22.7%
Health Care	17.4%
Information Technology	10.9%
Consumer Discretionary	6.0%
Consumer Staples	5.7%
Materials	4.5%
Energy	2.7%
Communication Services	1.6%
Utilities	1.1%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.6%
Germany	11.5%
Japan	10.7%
France	9.7%
Switzerland	7.5%
United States	7.5%
Netherlands	5.8%
Italy	5.0%
Austria	3.2%
Denmark	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.3%
Anheuser-Busch InBev SA	2.3%
UniCredit SpA	2.1%
AstraZeneca PLC	2.0%
Convatec Group PLC	1.9%
ING Groep NV	1.8%
Erste Group Bank AG	1.8%
Resona Holdings, Inc.	1.8%
Compass Group PLC	1.7%
Experian PLC	1.7%

Material Fund Change [Text Block]
C000130576
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Class R6
Trading Symbol		NRIQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.75%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  An overweight to rallying Austria and stock selection in France and Switzerland

  Stock selection and underweights versus the Index in the Communication Services, Financials and Consumer Staples sectors

  Stock selection in the United Kingdom, stock selection in and an underweight to Spain, and an overweight to the trailing Netherlands

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $20,127	MSCI EAFE® Index (Net) $20,424
8/31/15	$10,000	$10,000
8/31/16	$10,502	$9,988
8/31/17	$12,166	$11,750
8/31/18	$12,806	$12,266
8/31/19	$12,300	$11,866
8/31/20	$14,257	$12,594
8/31/21	$18,330	$15,884
8/31/22	$13,348	$12,739
8/31/23	$15,370	$15,022
8/31/24	$18,632	$17,936
8/31/25	$20,127	$20,424

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	8.02%	7.14%	7.25%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 1,118,593,335
Holdings Count | Holding		89
Advisory Fees Paid, Amount		$ 6,631,284
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,118,593,335
Number of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Investment Advisory Fees Paid	$6,631,284

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	26.2%
Financials	22.7%
Health Care	17.4%
Information Technology	10.9%
Consumer Discretionary	6.0%
Consumer Staples	5.7%
Materials	4.5%
Energy	2.7%
Communication Services	1.6%
Utilities	1.1%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.6%
Germany	11.5%
Japan	10.7%
France	9.7%
Switzerland	7.5%
United States	7.5%
Netherlands	5.8%
Italy	5.0%
Austria	3.2%
Denmark	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.3%
Anheuser-Busch InBev SA	2.3%
UniCredit SpA	2.1%
AstraZeneca PLC	2.0%
Convatec Group PLC	1.9%
ING Groep NV	1.8%
Erste Group Bank AG	1.8%
Resona Holdings, Inc.	1.8%
Compass Group PLC	1.7%
Experian PLC	1.7%

Material Fund Change [Text Block]
C000228871
Shareholder Report [Line Items]
Fund Name		International Equity Fund
Class Name		Class E
Trading Symbol		NIQEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/InternationalEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/InternationalEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$7	0.07%

Expenses Paid, Amount		$ 7
Expense Ratio, Percent		0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  An overweight to rallying Austria and stock selection in France and Switzerland

  Stock selection and underweights versus the Index in the Communication Services, Financials and Consumer Staples sectors

  Stock selection in the United Kingdom, stock selection in and an underweight to Spain, and an overweight to the trailing Netherlands

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $20,501	MSCI EAFE® Index (Net) $20,424
8/31/15	$10,000	$10,000
8/31/16	$10,478	$9,988
8/31/17	$12,136	$11,750
8/31/18	$12,757	$12,266
8/31/19	$12,253	$11,866
8/31/20	$14,181	$12,594
8/31/21	$18,216	$15,884
8/31/22	$13,315	$12,739
8/31/23	$15,442	$15,022
8/31/24	$18,852	$17,936
8/31/25	$20,501	$20,424

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class E	8.75%	7.65%	7.44%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Institutional Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 1,118,593,335
Holdings Count | Holding		89
Advisory Fees Paid, Amount		$ 6,631,284
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,118,593,335
Number of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Investment Advisory Fees Paid	$6,631,284

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	26.2%
Financials	22.7%
Health Care	17.4%
Information Technology	10.9%
Consumer Discretionary	6.0%
Consumer Staples	5.7%
Materials	4.5%
Energy	2.7%
Communication Services	1.6%
Utilities	1.1%
Short-Term Investments	1.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.6%
Germany	11.5%
Japan	10.7%
France	9.7%
Switzerland	7.5%
United States	7.5%
Netherlands	5.8%
Italy	5.0%
Austria	3.2%
Denmark	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.3%
Anheuser-Busch InBev SA	2.3%
UniCredit SpA	2.1%
AstraZeneca PLC	2.0%
Convatec Group PLC	1.9%
ING Groep NV	1.8%
Erste Group Bank AG	1.8%
Resona Holdings, Inc.	1.8%
Compass Group PLC	1.7%
Experian PLC	1.7%

Material Fund Change [Text Block]
C000034262
Shareholder Report [Line Items]
Fund Name		International Select Fund
Class Name		Trust Class
Trading Symbol		NILTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/InternationalSelect/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$119	1.15%

Expenses Paid, Amount		$ 119
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  Stock selection in Italy and Switzerland and an overweight to rallying Austria

  Stock selection in and an underweight versus the Index to fast-rising Communication Services, and stock selection in the Financials and IT sectors

  Stock selection in and an overweight to the trailing Netherlands, and stock selection in the United Kingdom and Spain

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $19,387	MSCI EAFE® Index (Net) $20,424
8/31/15	$10,000	$10,000
8/31/16	$10,365	$9,988
8/31/17	$11,979	$11,750
8/31/18	$12,599	$12,266
8/31/19	$12,149	$11,866
8/31/20	$14,126	$12,594
8/31/21	$18,098	$15,884
8/31/22	$13,225	$12,739
8/31/23	$15,130	$15,022
8/31/24	$18,129	$17,936
8/31/25	$19,387	$20,424

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	6.94%	6.54%	6.84%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 246,243,300
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 834,606
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$246,243,300
Number of Portfolio Holdings	74
Portfolio Turnover Rate	58%
Total Investment Advisory Fees Paid	$834,606

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.4%
Financials	23.0%
Health Care	18.3%
Information Technology	9.2%
Consumer Discretionary	6.4%
Consumer Staples	6.1%
Materials	4.8%
Energy	2.8%
Communication Services	1.4%
Utilities	1.1%
Short-Term Investments	2.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.1%
Germany	13.1%
United States	11.3%
France	10.2%
Japan	8.7%
Switzerland	7.0%
Netherlands	6.5%
Italy	4.6%
Austria	3.2%
Luxembourg	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.7%
State Street Institutional Treasury Money Market Fund Premier Class	2.4%
Anheuser-Busch InBev SA	2.4%
AstraZeneca PLC	2.3%
L'Oreal SA	2.3%
UniCredit SpA	2.1%
BAE Systems PLC	2.1%
Resona Holdings, Inc.	2.0%
Convatec Group PLC	2.0%
Experian PLC	2.0%

Material Fund Change [Text Block]
C000035184
Shareholder Report [Line Items]
Fund Name		International Select Fund
Class Name		Institutional Class
Trading Symbol		NILIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/InternationalSelect/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.80%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  Stock selection in Italy and Switzerland and an overweight to rallying Austria

  Stock selection in and an underweight versus the Index to fast-rising Communication Services, and stock selection in the Financials and IT sectors

  Stock selection in and an overweight to the trailing Netherlands, and stock selection in the United Kingdom and Spain

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,008,500	MSCI EAFE® Index (Net) $2,042,400
8/31/15	$1,000,000	$1,000,000
8/31/16	$1,039,400	$998,800
8/31/17	$1,207,100	$1,175,000
8/31/18	$1,273,700	$1,226,600
8/31/19	$1,231,900	$1,186,600
8/31/20	$1,437,300	$1,259,400
8/31/21	$1,847,900	$1,588,400
8/31/22	$1,356,200	$1,273,900
8/31/23	$1,555,300	$1,502,200
8/31/24	$1,870,900	$1,793,600
8/31/25	$2,008,500	$2,042,400

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	7.36%	6.92%	7.22%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 246,243,300
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 834,606
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$246,243,300
Number of Portfolio Holdings	74
Portfolio Turnover Rate	58%
Total Investment Advisory Fees Paid	$834,606

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.4%
Financials	23.0%
Health Care	18.3%
Information Technology	9.2%
Consumer Discretionary	6.4%
Consumer Staples	6.1%
Materials	4.8%
Energy	2.8%
Communication Services	1.4%
Utilities	1.1%
Short-Term Investments	2.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.1%
Germany	13.1%
United States	11.3%
France	10.2%
Japan	8.7%
Switzerland	7.0%
Netherlands	6.5%
Italy	4.6%
Austria	3.2%
Luxembourg	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.7%
State Street Institutional Treasury Money Market Fund Premier Class	2.4%
Anheuser-Busch InBev SA	2.4%
AstraZeneca PLC	2.3%
L'Oreal SA	2.3%
UniCredit SpA	2.1%
BAE Systems PLC	2.1%
Resona Holdings, Inc.	2.0%
Convatec Group PLC	2.0%
Experian PLC	2.0%

Material Fund Change [Text Block]
C000057306
Shareholder Report [Line Items]
Fund Name		International Select Fund
Class Name		Class A
Trading Symbol		NBNAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/InternationalSelect/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.16%

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  Stock selection in Italy and Switzerland and an overweight to rallying Austria

  Stock selection in and an underweight versus the Index to fast-rising Communication Services, and stock selection in the Financials and IT sectors

  Stock selection in and an overweight to the trailing Netherlands, and stock selection in the United Kingdom and Spain

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $18,268	MSCI EAFE® Index (Net) $20,424
8/31/15	$9,425	$10,000
8/31/16	$9,774	$9,988
8/31/17	$11,299	$11,750
8/31/18	$11,878	$12,266
8/31/19	$11,453	$11,866
8/31/20	$13,311	$12,594
8/31/21	$17,047	$15,884
8/31/22	$12,463	$12,739
8/31/23	$14,250	$15,022
8/31/24	$17,083	$17,936
8/31/25	$18,268	$20,424

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	6.94%	6.54%	6.84%
Class A (including sales charge)	0.79%	5.28%	6.21%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 246,243,300
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 834,606
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$246,243,300
Number of Portfolio Holdings	74
Portfolio Turnover Rate	58%
Total Investment Advisory Fees Paid	$834,606

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.4%
Financials	23.0%
Health Care	18.3%
Information Technology	9.2%
Consumer Discretionary	6.4%
Consumer Staples	6.1%
Materials	4.8%
Energy	2.8%
Communication Services	1.4%
Utilities	1.1%
Short-Term Investments	2.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.1%
Germany	13.1%
United States	11.3%
France	10.2%
Japan	8.7%
Switzerland	7.0%
Netherlands	6.5%
Italy	4.6%
Austria	3.2%
Luxembourg	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.7%
State Street Institutional Treasury Money Market Fund Premier Class	2.4%
Anheuser-Busch InBev SA	2.4%
AstraZeneca PLC	2.3%
L'Oreal SA	2.3%
UniCredit SpA	2.1%
BAE Systems PLC	2.1%
Resona Holdings, Inc.	2.0%
Convatec Group PLC	2.0%
Experian PLC	2.0%

Material Fund Change [Text Block]
C000057307
Shareholder Report [Line Items]
Fund Name		International Select Fund
Class Name		Class C
Trading Symbol		NBNCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/InternationalSelect/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.91%

Expenses Paid, Amount		$ 197
Expense Ratio, Percent		1.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  Stock selection in Italy and Switzerland and an overweight to rallying Austria

  Stock selection in and an underweight versus the Index to fast-rising Communication Services, and stock selection in the Financials and IT sectors

  Stock selection in and an overweight to the trailing Netherlands, and stock selection in the United Kingdom and Spain

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $17,969	MSCI EAFE® Index (Net) $20,424
8/31/15	$10,000	$10,000
8/31/16	$10,289	$9,988
8/31/17	$11,801	$11,750
8/31/18	$12,318	$12,266
8/31/19	$11,785	$11,866
8/31/20	$13,596	$12,594
8/31/21	$17,281	$15,884
8/31/22	$12,538	$12,739
8/31/23	$14,230	$15,022
8/31/24	$16,926	$17,936
8/31/25	$17,969	$20,424

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	6.16%	5.74%	6.04%
Class C (including sales charge)	5.16%	5.74%	6.04%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 246,243,300
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 834,606
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$246,243,300
Number of Portfolio Holdings	74
Portfolio Turnover Rate	58%
Total Investment Advisory Fees Paid	$834,606

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.4%
Financials	23.0%
Health Care	18.3%
Information Technology	9.2%
Consumer Discretionary	6.4%
Consumer Staples	6.1%
Materials	4.8%
Energy	2.8%
Communication Services	1.4%
Utilities	1.1%
Short-Term Investments	2.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.1%
Germany	13.1%
United States	11.3%
France	10.2%
Japan	8.7%
Switzerland	7.0%
Netherlands	6.5%
Italy	4.6%
Austria	3.2%
Luxembourg	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.7%
State Street Institutional Treasury Money Market Fund Premier Class	2.4%
Anheuser-Busch InBev SA	2.4%
AstraZeneca PLC	2.3%
L'Oreal SA	2.3%
UniCredit SpA	2.1%
BAE Systems PLC	2.1%
Resona Holdings, Inc.	2.0%
Convatec Group PLC	2.0%
Experian PLC	2.0%

Material Fund Change [Text Block]
C000077166
Shareholder Report [Line Items]
Fund Name		International Select Fund
Class Name		Class R3
Trading Symbol		NBNRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/InternationalSelect/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$146	1.41%

Expenses Paid, Amount		$ 146
Expense Ratio, Percent		1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  Stock selection in Italy and Switzerland and an overweight to rallying Austria

  Stock selection in and an underweight versus the Index to fast-rising Communication Services, and stock selection in the Financials and IT sectors

  Stock selection in and an overweight to the trailing Netherlands, and stock selection in the United Kingdom and Spain

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $18,876	MSCI EAFE® Index (Net) $20,424
8/31/15	$10,000	$10,000
8/31/16	$10,333	$9,988
8/31/17	$11,910	$11,750
8/31/18	$12,496	$12,266
8/31/19	$12,020	$11,866
8/31/20	$13,935	$12,594
8/31/21	$17,801	$15,884
8/31/22	$12,984	$12,739
8/31/23	$14,807	$15,022
8/31/24	$17,705	$17,936
8/31/25	$18,876	$20,424

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	6.61%	6.26%	6.56%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 246,243,300
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 834,606
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$246,243,300
Number of Portfolio Holdings	74
Portfolio Turnover Rate	58%
Total Investment Advisory Fees Paid	$834,606

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.4%
Financials	23.0%
Health Care	18.3%
Information Technology	9.2%
Consumer Discretionary	6.4%
Consumer Staples	6.1%
Materials	4.8%
Energy	2.8%
Communication Services	1.4%
Utilities	1.1%
Short-Term Investments	2.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.1%
Germany	13.1%
United States	11.3%
France	10.2%
Japan	8.7%
Switzerland	7.0%
Netherlands	6.5%
Italy	4.6%
Austria	3.2%
Luxembourg	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.7%
State Street Institutional Treasury Money Market Fund Premier Class	2.4%
Anheuser-Busch InBev SA	2.4%
AstraZeneca PLC	2.3%
L'Oreal SA	2.3%
UniCredit SpA	2.1%
BAE Systems PLC	2.1%
Resona Holdings, Inc.	2.0%
Convatec Group PLC	2.0%
Experian PLC	2.0%

Material Fund Change [Text Block]
C000160231
Shareholder Report [Line Items]
Fund Name		International Select Fund
Class Name		Class R6
Trading Symbol		NRILX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/InternationalSelect/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/InternationalSelect/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.70%

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Developed international equities benefited from investor relief as tariff risks declined this period, on valuations, and as an alternative for investors apprehensive about U.S. equities given policy uncertainty in the U.S. The period was volatile, with performance between sectors and countries varying in part due to industry-specific tariff expectations and impacts. Although the Fund generated a positive return during the period, it lagged the MSCI EAFE® Index (Net) (the Index) due to stock selection and sector allocation.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in and an overweight relative to the Index to Industrials, and an underweight to the trailing Consumer Discretionary sector

  Stock selection in Italy and Switzerland and an overweight to rallying Austria

  Stock selection in and an underweight versus the Index to fast-rising Communication Services, and stock selection in the Financials and IT sectors

  Stock selection in and an overweight to the trailing Netherlands, and stock selection in the United Kingdom and Spain

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $20,116	MSCI EAFE® Index (Net) $20,424
8/31/15	$10,000	$10,000
8/31/16	$10,365	$9,988
8/31/17	$12,002	$11,750
8/31/18	$12,672	$12,266
8/31/19	$12,279	$11,866
8/31/20	$14,338	$12,594
8/31/21	$18,446	$15,884
8/31/22	$13,542	$12,739
8/31/23	$15,560	$15,022
8/31/24	$18,732	$17,936
8/31/25	$20,116	$20,424

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	7.39%	7.01%	7.24%
MSCI EAFE® Index (Net)	13.87%	10.15%	7.40%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class R6's inception date of April 17, 2017 is that of the Fund's Trust Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 246,243,300
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 834,606
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$246,243,300
Number of Portfolio Holdings	74
Portfolio Turnover Rate	58%
Total Investment Advisory Fees Paid	$834,606

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	24.4%
Financials	23.0%
Health Care	18.3%
Information Technology	9.2%
Consumer Discretionary	6.4%
Consumer Staples	6.1%
Materials	4.8%
Energy	2.8%
Communication Services	1.4%
Utilities	1.1%
Short-Term Investments	2.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.1%
Germany	13.1%
United States	11.3%
France	10.2%
Japan	8.7%
Switzerland	7.0%
Netherlands	6.5%
Italy	4.6%
Austria	3.2%
Luxembourg	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.7%
State Street Institutional Treasury Money Market Fund Premier Class	2.4%
Anheuser-Busch InBev SA	2.4%
AstraZeneca PLC	2.3%
L'Oreal SA	2.3%
UniCredit SpA	2.1%
BAE Systems PLC	2.1%
Resona Holdings, Inc.	2.0%
Convatec Group PLC	2.0%
Experian PLC	2.0%

Material Fund Change [Text Block]
C000087774
Shareholder Report [Line Items]
Fund Name		Intrinsic Value Fund
Class Name		Institutional Class
Trading Symbol		NINLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/IntrinsicValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.96%

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT investments and exposure to the AI megatrend generated solid performance. Noteworthy performance also came from some of the Fund’s traditional value names. On the negative side, several of the Fund’s Health Care stocks struggled in a sector that was markedly out of favor. Stock selection in Communication Services hurt returns due predominantly to a stock specific issue with one company.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Industrials, IT and Utilities sectors

  Exposure to companies associated with AI

  Investments in Communication Services, Consumer Staples and Materials sectors

  Underweight in Financials sector versus the Russell 2000® Value Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,436,100	Russell 3000® Index $3,702,000	Russell 2000® Value Index $2,287,100	Russell 2000® Index $2,341,600
8/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/16	$1,029,600	$1,114,400	$1,138,000	$1,085,900
8/31/17	$1,200,500	$1,293,400	$1,291,200	$1,247,900
8/31/18	$1,452,800	$1,555,300	$1,550,100	$1,565,400
8/31/19	$1,295,400	$1,575,700	$1,319,300	$1,363,600
8/31/20	$1,390,700	$1,913,500	$1,238,200	$1,445,700
8/31/21	$2,245,100	$2,545,800	$1,974,900	$2,126,400
8/31/22	$1,895,200	$2,207,600	$1,773,800	$1,746,100
8/31/23	$2,011,200	$2,533,400	$1,812,300	$1,827,300
8/31/24	$2,201,100	$3,195,800	$2,161,100	$2,164,800
8/31/25	$2,436,100	$3,702,000	$2,287,100	$2,341,600

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	10.68%	11.86%	9.31%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Value Index	5.83%	13.06%	8.62%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 1,186,404,155
Holdings Count | Holding		94
Advisory Fees Paid, Amount		$ 8,850,537
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,186,404,155
Number of Portfolio Holdings	94
Portfolio Turnover Rate	12%
Total Investment Advisory Fees Paid	$8,850,537

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	33.4%
Industrials	22.2%
Utilities	10.2%
Consumer Discretionary	7.8%
Financials	6.4%
Health Care	6.2%
Energy	5.4%
Communication Services	3.6%
Materials	3.6%
Consumer Staples	0.6%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Viasat, Inc.	4.1%
Resideo Technologies, Inc.	3.3%
Ormat Technologies, Inc.	3.1%
AerCap Holdings NV	2.8%
Kyndryl Holdings, Inc.	2.6%
KBR, Inc.	2.6%
Brightstar Lottery PLC	2.4%
Huntington Bancshares, Inc.	2.3%
Ciena Corp.	2.3%
Rambus, Inc.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000087772
Shareholder Report [Line Items]
Fund Name		Intrinsic Value Fund
Class Name		Class A
Trading Symbol		NINAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/IntrinsicValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.33%

Expenses Paid, Amount		$ 140
Expense Ratio, Percent		1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT investments and exposure to the AI megatrend generated solid performance. Noteworthy performance also came from some of the Fund’s traditional value names. On the negative side, several of the Fund’s Health Care stocks struggled in a sector that was markedly out of favor. Stock selection in Communication Services hurt returns due predominantly to a stock specific issue with one company.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Industrials, IT and Utilities sectors

  Exposure to companies associated with AI

  Investments in Communication Services, Consumer Staples and Materials sectors

  Underweight in Financials sector versus the Russell 2000® Value Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $22,128	Russell 3000® Index $37,020	Russell 2000® Value Index $22,871	Russell 2000® Index $23,416
8/31/15	$9,425	$10,000	$10,000	$10,000
8/31/16	$9,667	$11,144	$11,380	$10,859
8/31/17	$11,233	$12,934	$12,912	$12,479
8/31/18	$13,545	$15,553	$15,501	$15,654
8/31/19	$12,030	$15,757	$13,193	$13,636
8/31/20	$12,877	$19,135	$12,382	$14,457
8/31/21	$20,707	$25,458	$19,749	$21,264
8/31/22	$17,414	$22,076	$17,738	$17,461
8/31/23	$18,401	$25,334	$18,123	$18,273
8/31/24	$20,069	$31,958	$21,611	$21,648
8/31/25	$22,128	$37,020	$22,871	$23,416

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	10.26%	11.44%	8.91%
Class A (including sales charge)	3.93%	10.12%	8.27%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Value Index	5.83%	13.06%	8.62%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 1,186,404,155
Holdings Count | Holding		94
Advisory Fees Paid, Amount		$ 8,850,537
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,186,404,155
Number of Portfolio Holdings	94
Portfolio Turnover Rate	12%
Total Investment Advisory Fees Paid	$8,850,537

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	33.4%
Industrials	22.2%
Utilities	10.2%
Consumer Discretionary	7.8%
Financials	6.4%
Health Care	6.2%
Energy	5.4%
Communication Services	3.6%
Materials	3.6%
Consumer Staples	0.6%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Viasat, Inc.	4.1%
Resideo Technologies, Inc.	3.3%
Ormat Technologies, Inc.	3.1%
AerCap Holdings NV	2.8%
Kyndryl Holdings, Inc.	2.6%
KBR, Inc.	2.6%
Brightstar Lottery PLC	2.4%
Huntington Bancshares, Inc.	2.3%
Ciena Corp.	2.3%
Rambus, Inc.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000087773
Shareholder Report [Line Items]
Fund Name		Intrinsic Value Fund
Class Name		Class C
Trading Symbol		NINCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/IntrinsicValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	2.07%

Expenses Paid, Amount		$ 217
Expense Ratio, Percent		2.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT investments and exposure to the AI megatrend generated solid performance. Noteworthy performance also came from some of the Fund’s traditional value names. On the negative side, several of the Fund’s Health Care stocks struggled in a sector that was markedly out of favor. Stock selection in Communication Services hurt returns due predominantly to a stock specific issue with one company.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Industrials, IT and Utilities sectors

  Exposure to companies associated with AI

  Investments in Communication Services, Consumer Staples and Materials sectors

  Underweight in Financials sector versus the Russell 2000® Value Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $21,794	Russell 3000® Index $37,020	Russell 2000® Value Index $22,871	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$10,185	$11,144	$11,380	$10,859
8/31/17	$11,749	$12,934	$12,912	$12,479
8/31/18	$14,057	$15,553	$15,501	$15,654
8/31/19	$12,402	$15,757	$13,193	$13,636
8/31/20	$13,166	$19,135	$12,382	$14,457
8/31/21	$21,010	$25,458	$19,749	$21,264
8/31/22	$17,538	$22,076	$17,738	$17,461
8/31/23	$18,396	$25,334	$18,123	$18,273
8/31/24	$19,912	$31,958	$21,611	$21,648
8/31/25	$21,794	$37,020	$22,871	$23,416

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	9.45%	10.61%	8.10%
Class C (including sales charge)	8.45%	10.61%	8.10%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Value Index	5.83%	13.06%	8.62%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 1,186,404,155
Holdings Count | Holding		94
Advisory Fees Paid, Amount		$ 8,850,537
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,186,404,155
Number of Portfolio Holdings	94
Portfolio Turnover Rate	12%
Total Investment Advisory Fees Paid	$8,850,537

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	33.4%
Industrials	22.2%
Utilities	10.2%
Consumer Discretionary	7.8%
Financials	6.4%
Health Care	6.2%
Energy	5.4%
Communication Services	3.6%
Materials	3.6%
Consumer Staples	0.6%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Viasat, Inc.	4.1%
Resideo Technologies, Inc.	3.3%
Ormat Technologies, Inc.	3.1%
AerCap Holdings NV	2.8%
Kyndryl Holdings, Inc.	2.6%
KBR, Inc.	2.6%
Brightstar Lottery PLC	2.4%
Huntington Bancshares, Inc.	2.3%
Ciena Corp.	2.3%
Rambus, Inc.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000150163
Shareholder Report [Line Items]
Fund Name		Intrinsic Value Fund
Class Name		Class R6
Trading Symbol		NRINX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/IntrinsicValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/IntrinsicValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$91	0.86%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT investments and exposure to the AI megatrend generated solid performance. Noteworthy performance also came from some of the Fund’s traditional value names. On the negative side, several of the Fund’s Health Care stocks struggled in a sector that was markedly out of favor. Stock selection in Communication Services hurt returns due predominantly to a stock specific issue with one company.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Industrials, IT and Utilities sectors

  Exposure to companies associated with AI

  Investments in Communication Services, Consumer Staples and Materials sectors

  Underweight in Financials sector versus the Russell 2000® Value Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $24,544	Russell 3000® Index $37,020	Russell 2000® Value Index $22,871	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$10,296	$11,144	$11,380	$10,859
8/31/17	$12,005	$12,934	$12,912	$12,479
8/31/18	$14,528	$15,553	$15,501	$15,654
8/31/19	$12,972	$15,757	$13,193	$13,636
8/31/20	$13,943	$19,135	$12,382	$14,457
8/31/21	$22,524	$25,458	$19,749	$21,264
8/31/22	$19,035	$22,076	$17,738	$17,461
8/31/23	$20,224	$25,334	$18,123	$18,273
8/31/24	$22,154	$31,958	$21,611	$21,648
8/31/25	$24,544	$37,020	$22,871	$23,416

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	10.79%	11.97%	9.39%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Value Index	5.83%	13.06%	8.62%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class R6's inception date of January 18, 2019 is that of the Fund's Institutional Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 1,186,404,155
Holdings Count | Holding		94
Advisory Fees Paid, Amount		$ 8,850,537
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,186,404,155
Number of Portfolio Holdings	94
Portfolio Turnover Rate	12%
Total Investment Advisory Fees Paid	$8,850,537

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	33.4%
Industrials	22.2%
Utilities	10.2%
Consumer Discretionary	7.8%
Financials	6.4%
Health Care	6.2%
Energy	5.4%
Communication Services	3.6%
Materials	3.6%
Consumer Staples	0.6%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Viasat, Inc.	4.1%
Resideo Technologies, Inc.	3.3%
Ormat Technologies, Inc.	3.1%
AerCap Holdings NV	2.8%
Kyndryl Holdings, Inc.	2.6%
KBR, Inc.	2.6%
Brightstar Lottery PLC	2.4%
Huntington Bancshares, Inc.	2.3%
Ciena Corp.	2.3%
Rambus, Inc.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021354
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Investor Class
Trading Symbol		NGUAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$87	0.80%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) on a relative basis driven by both stock selection and sector allocation decisions. Positioning in the Consumer Discretionary sector negatively impacted relative performance as a result of defensive positioning within the sector by the Fund. In addition, the IT sector negatively impacted relative performance with holdings in the Software industry as the largest headwind within that sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Health Care and Consumer Staples sectors

  An overweight in the Utilities sector and underweights in the Health Care and Consumer Staples sectors versus the Index

  Stock selection in the Consumer Discretionary sector and, to a lesser extent, in the IT sector

  An underweight in the IT sector and an overweight to pre-IPO positions in privately held investments (which involve greater risk than publicly traded securities and are generally less liquid) that lagged the broader Index of publicly traded companies

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $43,005	S&P 500® Index $39,076	Russell 1000® Growth Index $51,995
8/31/15	$10,000	$10,000	$10,000
8/31/16	$10,845	$11,255	$11,054
8/31/17	$12,753	$13,082	$13,355
8/31/18	$15,541	$15,655	$16,992
8/31/19	$16,168	$16,112	$17,718
8/31/20	$21,949	$19,647	$25,574
8/31/21	$29,740	$25,770	$32,869
8/31/22	$24,637	$22,876	$26,605
8/31/23	$29,080	$26,524	$32,441
8/31/24	$36,292	$33,721	$42,418
8/31/25	$43,005	$39,076	$51,995

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	18.50%	14.40%	15.70%
S&P 500® Index	15.88%	14.74%	14.60%
Russell 1000® Growth Index	22.58%	15.25%	17.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 2,608,240,539
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 11,669,921
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,608,240,539
Number of Portfolio Holdings	75
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$11,669,921

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	40.5%
Communication Services	15.9%
Consumer Discretionary	13.6%
Financials	12.3%
Industrials	7.5%
Health Care	5.5%
Consumer Staples	3.0%
Utilities	1.3%
Energy	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	12.2%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc. Class A	6.1%
Alphabet, Inc. Class A	5.3%
Broadcom, Inc.	5.3%
Apple, Inc.	4.9%
Fanatics Holdings, Inc. Class A	3.3%
Mastercard, Inc. Class A	2.9%
Netflix, Inc.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021355
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Trust Class
Trading Symbol		NBGTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$109	1.00%

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) on a relative basis driven by both stock selection and sector allocation decisions. Positioning in the Consumer Discretionary sector negatively impacted relative performance as a result of defensive positioning within the sector by the Fund. In addition, the IT sector negatively impacted relative performance with holdings in the Software industry as the largest headwind within that sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Health Care and Consumer Staples sectors

  An overweight in the Utilities sector and underweights in the Health Care and Consumer Staples sectors versus the Index

  Stock selection in the Consumer Discretionary sector and, to a lesser extent, in the IT sector

  An underweight in the IT sector and an overweight to pre-IPO positions in privately held investments (which involve greater risk than publicly traded securities and are generally less liquid) that lagged the broader Index of publicly traded companies

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $42,224	S&P 500® Index $39,076	Russell 1000® Growth Index $51,995
8/31/15	$10,000	$10,000	$10,000
8/31/16	$10,831	$11,255	$11,054
8/31/17	$12,712	$13,082	$13,355
8/31/18	$15,478	$15,655	$16,992
8/31/19	$16,062	$16,112	$17,718
8/31/20	$21,771	$19,647	$25,574
8/31/21	$29,436	$25,770	$32,869
8/31/22	$24,342	$22,876	$26,605
8/31/23	$28,679	$26,524	$32,441
8/31/24	$35,716	$33,721	$42,418
8/31/25	$42,224	$39,076	$51,995

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	18.22%	14.17%	15.49%
S&P 500® Index	15.88%	14.74%	14.60%
Russell 1000® Growth Index	22.58%	15.25%	17.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 2,608,240,539
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 11,669,921
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,608,240,539
Number of Portfolio Holdings	75
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$11,669,921

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	40.5%
Communication Services	15.9%
Consumer Discretionary	13.6%
Financials	12.3%
Industrials	7.5%
Health Care	5.5%
Consumer Staples	3.0%
Utilities	1.3%
Energy	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	12.2%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc. Class A	6.1%
Alphabet, Inc. Class A	5.3%
Broadcom, Inc.	5.3%
Apple, Inc.	4.9%
Fanatics Holdings, Inc. Class A	3.3%
Mastercard, Inc. Class A	2.9%
Netflix, Inc.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021356
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Advisor Class
Trading Symbol		NBGUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$152	1.40%

Expenses Paid, Amount		$ 152
Expense Ratio, Percent		1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) on a relative basis driven by both stock selection and sector allocation decisions. Positioning in the Consumer Discretionary sector negatively impacted relative performance as a result of defensive positioning within the sector by the Fund. In addition, the IT sector negatively impacted relative performance with holdings in the Software industry as the largest headwind within that sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Health Care and Consumer Staples sectors

  An overweight in the Utilities sector and underweights in the Health Care and Consumer Staples sectors versus the Index

  Stock selection in the Consumer Discretionary sector and, to a lesser extent, in the IT sector

  An underweight in the IT sector and an overweight to pre-IPO positions in privately held investments (which involve greater risk than publicly traded securities and are generally less liquid) that lagged the broader Index of publicly traded companies

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Advisor Class $41,013	S&P 500® Index $39,076	Russell 1000® Growth Index $51,995
8/31/15	$10,000	$10,000	$10,000
8/31/16	$10,803	$11,255	$11,054
8/31/17	$12,667	$13,082	$13,355
8/31/18	$15,371	$15,655	$16,992
8/31/19	$15,894	$16,112	$17,718
8/31/20	$21,486	$19,647	$25,574
8/31/21	$28,995	$25,770	$32,869
8/31/22	$23,934	$22,876	$26,605
8/31/23	$28,076	$26,524	$32,441
8/31/24	$34,811	$33,721	$42,418
8/31/25	$41,013	$39,076	$51,995

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Advisor Class	17.82%	13.80%	15.16%
S&P 500® Index	15.88%	14.74%	14.60%
Russell 1000® Growth Index	22.58%	15.25%	17.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 2,608,240,539
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 11,669,921
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,608,240,539
Number of Portfolio Holdings	75
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$11,669,921

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	40.5%
Communication Services	15.9%
Consumer Discretionary	13.6%
Financials	12.3%
Industrials	7.5%
Health Care	5.5%
Consumer Staples	3.0%
Utilities	1.3%
Energy	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	12.2%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc. Class A	6.1%
Alphabet, Inc. Class A	5.3%
Broadcom, Inc.	5.3%
Apple, Inc.	4.9%
Fanatics Holdings, Inc. Class A	3.3%
Mastercard, Inc. Class A	2.9%
Netflix, Inc.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000027740
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Institutional Class
Trading Symbol		NGDLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.65%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) on a relative basis driven by both stock selection and sector allocation decisions. Positioning in the Consumer Discretionary sector negatively impacted relative performance as a result of defensive positioning within the sector by the Fund. In addition, the IT sector negatively impacted relative performance with holdings in the Software industry as the largest headwind within that sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Health Care and Consumer Staples sectors

  An overweight in the Utilities sector and underweights in the Health Care and Consumer Staples sectors versus the Index

  Stock selection in the Consumer Discretionary sector and, to a lesser extent, in the IT sector

  An underweight in the IT sector and an overweight to pre-IPO positions in privately held investments (which involve greater risk than publicly traded securities and are generally less liquid) that lagged the broader Index of publicly traded companies

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $4,371,000	S&P 500® Index $3,907,600	Russell 1000® Growth Index $5,199,500
8/31/15	$1,000,000	$1,000,000	$1,000,000
8/31/16	$1,086,800	$1,125,500	$1,105,400
8/31/17	$1,279,500	$1,308,200	$1,335,500
8/31/18	$1,562,800	$1,565,500	$1,699,200
8/31/19	$1,628,300	$1,611,200	$1,771,800
8/31/20	$2,214,900	$1,964,700	$2,557,400
8/31/21	$3,005,200	$2,577,000	$3,286,900
8/31/22	$2,492,600	$2,287,600	$2,660,500
8/31/23	$2,947,300	$2,652,400	$3,244,100
8/31/24	$3,684,200	$3,372,100	$4,241,800
8/31/25	$4,371,000	$3,907,600	$5,199,500

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	18.64%	14.56%	15.89%
S&P 500® Index	15.88%	14.74%	14.60%
Russell 1000® Growth Index	22.58%	15.25%	17.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 2,608,240,539
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 11,669,921
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,608,240,539
Number of Portfolio Holdings	75
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$11,669,921

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	40.5%
Communication Services	15.9%
Consumer Discretionary	13.6%
Financials	12.3%
Industrials	7.5%
Health Care	5.5%
Consumer Staples	3.0%
Utilities	1.3%
Energy	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	12.2%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc. Class A	6.1%
Alphabet, Inc. Class A	5.3%
Broadcom, Inc.	5.3%
Apple, Inc.	4.9%
Fanatics Holdings, Inc. Class A	3.3%
Mastercard, Inc. Class A	2.9%
Netflix, Inc.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000077157
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Class A
Trading Symbol		NGDAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.02%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) on a relative basis driven by both stock selection and sector allocation decisions. Positioning in the Consumer Discretionary sector negatively impacted relative performance as a result of defensive positioning within the sector by the Fund. In addition, the IT sector negatively impacted relative performance with holdings in the Software industry as the largest headwind within that sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Health Care and Consumer Staples sectors

  An overweight in the Utilities sector and underweights in the Health Care and Consumer Staples sectors versus the Index

  Stock selection in the Consumer Discretionary sector and, to a lesser extent, in the IT sector

  An underweight in the IT sector and an overweight to pre-IPO positions in privately held investments (which involve greater risk than publicly traded securities and are generally less liquid) that lagged the broader Index of publicly traded companies

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $39,686	S&P 500® Index $39,076	Russell 1000® Growth Index $51,995
8/31/15	$9,425	$10,000	$10,000
8/31/16	$10,207	$11,255	$11,054
8/31/17	$11,971	$13,082	$13,355
8/31/18	$14,566	$15,655	$16,992
8/31/19	$15,117	$16,112	$17,718
8/31/20	$20,483	$19,647	$25,574
8/31/21	$27,682	$25,770	$32,869
8/31/22	$22,884	$22,876	$26,605
8/31/23	$26,958	$26,524	$32,441
8/31/24	$33,566	$33,721	$42,418
8/31/25	$39,686	$39,076	$51,995

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	18.23%	14.14%	15.46%
Class A (including sales charge)	11.44%	12.80%	14.78%
S&P 500® Index	15.88%	14.74%	14.60%
Russell 1000® Growth Index	22.58%	15.25%	17.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 2,608,240,539
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 11,669,921
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,608,240,539
Number of Portfolio Holdings	75
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$11,669,921

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	40.5%
Communication Services	15.9%
Consumer Discretionary	13.6%
Financials	12.3%
Industrials	7.5%
Health Care	5.5%
Consumer Staples	3.0%
Utilities	1.3%
Energy	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	12.2%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc. Class A	6.1%
Alphabet, Inc. Class A	5.3%
Broadcom, Inc.	5.3%
Apple, Inc.	4.9%
Fanatics Holdings, Inc. Class A	3.3%
Mastercard, Inc. Class A	2.9%
Netflix, Inc.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000077158
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Class C
Trading Symbol		NGDCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.76%

Expenses Paid, Amount		$ 191
Expense Ratio, Percent		1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) on a relative basis driven by both stock selection and sector allocation decisions. Positioning in the Consumer Discretionary sector negatively impacted relative performance as a result of defensive positioning within the sector by the Fund. In addition, the IT sector negatively impacted relative performance with holdings in the Software industry as the largest headwind within that sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Health Care and Consumer Staples sectors

  An overweight in the Utilities sector and underweights in the Health Care and Consumer Staples sectors versus the Index

  Stock selection in the Consumer Discretionary sector and, to a lesser extent, in the IT sector

  An underweight in the IT sector and an overweight to pre-IPO positions in privately held investments (which involve greater risk than publicly traded securities and are generally less liquid) that lagged the broader Index of publicly traded companies

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $39,123	S&P 500® Index $39,076	Russell 1000® Growth Index $51,995
8/31/15	$10,000	$10,000	$10,000
8/31/16	$10,747	$11,255	$11,054
8/31/17	$12,524	$13,082	$13,355
8/31/18	$15,122	$15,655	$16,992
8/31/19	$15,575	$16,112	$17,718
8/31/20	$20,954	$19,647	$25,574
8/31/21	$28,113	$25,770	$32,869
8/31/22	$23,061	$22,876	$26,605
8/31/23	$26,967	$26,524	$32,441
8/31/24	$33,337	$33,721	$42,418
8/31/25	$39,123	$39,076	$51,995

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	17.36%	13.30%	14.62%
Class C (including sales charge)	16.36%	13.30%	14.62%
S&P 500® Index	15.88%	14.74%	14.60%
Russell 1000® Growth Index	22.58%	15.25%	17.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 2,608,240,539
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 11,669,921
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,608,240,539
Number of Portfolio Holdings	75
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$11,669,921

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	40.5%
Communication Services	15.9%
Consumer Discretionary	13.6%
Financials	12.3%
Industrials	7.5%
Health Care	5.5%
Consumer Staples	3.0%
Utilities	1.3%
Energy	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	12.2%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc. Class A	6.1%
Alphabet, Inc. Class A	5.3%
Broadcom, Inc.	5.3%
Apple, Inc.	4.9%
Fanatics Holdings, Inc. Class A	3.3%
Mastercard, Inc. Class A	2.9%
Netflix, Inc.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000077160
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Class R3
Trading Symbol		NGDRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$142	1.30%

Expenses Paid, Amount		$ 142
Expense Ratio, Percent		1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) on a relative basis driven by both stock selection and sector allocation decisions. Positioning in the Consumer Discretionary sector negatively impacted relative performance as a result of defensive positioning within the sector by the Fund. In addition, the IT sector negatively impacted relative performance with holdings in the Software industry as the largest headwind within that sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Health Care and Consumer Staples sectors

  An overweight in the Utilities sector and underweights in the Health Care and Consumer Staples sectors versus the Index

  Stock selection in the Consumer Discretionary sector and, to a lesser extent, in the IT sector

  An underweight in the IT sector and an overweight to pre-IPO positions in privately held investments (which involve greater risk than publicly traded securities and are generally less liquid) that lagged the broader Index of publicly traded companies

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $40,945	S&P 500® Index $39,076	Russell 1000® Growth Index $51,995
8/31/15	$10,000	$10,000	$10,000
8/31/16	$10,800	$11,255	$11,054
8/31/17	$12,638	$13,082	$13,355
8/31/18	$15,334	$15,655	$16,992
8/31/19	$15,872	$16,112	$17,718
8/31/20	$21,436	$19,647	$25,574
8/31/21	$28,889	$25,770	$32,869
8/31/22	$23,804	$22,876	$26,605
8/31/23	$27,965	$26,524	$32,441
8/31/24	$34,728	$33,721	$42,418
8/31/25	$40,945	$39,076	$51,995

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	17.90%	13.82%	15.14%
S&P 500® Index	15.88%	14.74%	14.60%
Russell 1000® Growth Index	22.58%	15.25%	17.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 2,608,240,539
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 11,669,921
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,608,240,539
Number of Portfolio Holdings	75
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$11,669,921

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	40.5%
Communication Services	15.9%
Consumer Discretionary	13.6%
Financials	12.3%
Industrials	7.5%
Health Care	5.5%
Consumer Staples	3.0%
Utilities	1.3%
Energy	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	12.2%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc. Class A	6.1%
Alphabet, Inc. Class A	5.3%
Broadcom, Inc.	5.3%
Apple, Inc.	4.9%
Fanatics Holdings, Inc. Class A	3.3%
Mastercard, Inc. Class A	2.9%
Netflix, Inc.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000210977
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Class R6
Trading Symbol		NGRDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/LargeCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/LargeCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.56%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund lagged the Russell 1000® Growth Index (the Index) on a relative basis driven by both stock selection and sector allocation decisions. Positioning in the Consumer Discretionary sector negatively impacted relative performance as a result of defensive positioning within the sector by the Fund. In addition, the IT sector negatively impacted relative performance with holdings in the Software industry as the largest headwind within that sector.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Health Care and Consumer Staples sectors

  An overweight in the Utilities sector and underweights in the Health Care and Consumer Staples sectors versus the Index

  Stock selection in the Consumer Discretionary sector and, to a lesser extent, in the IT sector

  An underweight in the IT sector and an overweight to pre-IPO positions in privately held investments (which involve greater risk than publicly traded securities and are generally less liquid) that lagged the broader Index of publicly traded companies

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $43,594	S&P 500® Index $39,076	Russell 1000® Growth Index $51,995
8/31/15	$10,000	$10,000	$10,000
8/31/16	$10,845	$11,255	$11,054
8/31/17	$12,753	$13,082	$13,355
8/31/18	$15,541	$15,655	$16,992
8/31/19	$16,176	$16,112	$17,718
8/31/20	$22,014	$19,647	$25,574
8/31/21	$29,877	$25,770	$32,869
8/31/22	$24,793	$22,876	$26,605
8/31/23	$29,338	$26,524	$32,441
8/31/24	$36,699	$33,721	$42,418
8/31/25	$43,594	$39,076	$51,995

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	18.79%	14.64%	15.86%
S&P 500® Index	15.88%	14.74%	14.60%
Russell 1000® Growth Index	22.58%	15.25%	17.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class R6's inception date of March 29, 2019 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date		Sep. 01, 2024
AssetsNet		$ 2,608,240,539
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 11,669,921
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,608,240,539
Number of Portfolio Holdings	75
Portfolio Turnover Rate	30%
Total Investment Advisory Fees Paid	$11,669,921

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	40.5%
Communication Services	15.9%
Consumer Discretionary	13.6%
Financials	12.3%
Industrials	7.5%
Health Care	5.5%
Consumer Staples	3.0%
Utilities	1.3%
Energy	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	12.2%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc. Class A	6.1%
Alphabet, Inc. Class A	5.3%
Broadcom, Inc.	5.3%
Apple, Inc.	4.9%
Fanatics Holdings, Inc. Class A	3.3%
Mastercard, Inc. Class A	2.9%
Netflix, Inc.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024 For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/LargeCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Effective December 18, 2024, the Fund's Class R6 contractual expense limitation was reduced by 0.01%.

Material Fund Change Expenses [Text Block]		Effective December 18, 2024, the Fund's Class R6 contractual expense limitation was reduced by 0.01%.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2024 For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/LargeCapGrowth/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000021333
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Investor Class
Trading Symbol		NPRTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	0.74%

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund posted a strong return but lagged the Russell 1000® Value Index (the Index) on a relative basis. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Wheaton Precious Metals and Agnico Eagle Mines. Individual stock detractors included overweights in Newmont Corp. (which was sold during the period) and Danaher Corp. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Real Estate sector versus the Index

  Stock selection in the Industrials and Utilities sectors

  An underweight in the Communication Services sector and overweight in the Health Care sector versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $30,455	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,316	$11,169	$11,292
8/31/17	$13,113	$12,974	$12,600
8/31/18	$14,805	$15,545	$14,171
8/31/19	$15,730	$15,933	$14,258
8/31/20	$16,238	$19,518	$14,378
8/31/21	$24,366	$25,812	$19,618
8/31/22	$23,299	$22,466	$18,397
8/31/23	$24,595	$25,926	$19,978
8/31/24	$28,140	$32,822	$24,203
8/31/25	$30,455	$38,151	$26,461

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	8.23%	13.40%	11.78%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 8,359,100,053
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 35,276,962
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,359,100,053
Number of Portfolio Holdings	80
Portfolio Turnover Rate	106%
Total Investment Advisory Fees Paid	$35,276,962

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	20.7%
Health Care	15.5%
Materials	12.7%
Industrials	11.6%
Energy	10.8%
Consumer Staples	6.0%
Information Technology	5.5%
Utilities	5.4%
Consumer Discretionary	4.4%
Communication Services	3.1%
Real Estate	1.3%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.3%
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.7%
Boeing Co.	3.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Southern Copper Corp.	2.7%
Chevron Corp.	2.5%
PNC Financial Services Group, Inc.	2.5%
Capital One Financial Corp.	2.4%
Linde PLC	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021334
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Trust Class
Trading Symbol		NBPTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$99	0.95%

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund posted a strong return but lagged the Russell 1000® Value Index (the Index) on a relative basis. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Wheaton Precious Metals and Agnico Eagle Mines. Individual stock detractors included overweights in Newmont Corp. (which was sold during the period) and Danaher Corp. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Real Estate sector versus the Index

  Stock selection in the Industrials and Utilities sectors

  An underweight in the Communication Services sector and overweight in the Health Care sector versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $29,905	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,297	$11,169	$11,292
8/31/17	$13,079	$12,974	$12,600
8/31/18	$14,738	$15,545	$14,171
8/31/19	$15,627	$15,933	$14,258
8/31/20	$16,104	$19,518	$14,378
8/31/21	$24,116	$25,812	$19,618
8/31/22	$23,015	$22,466	$18,397
8/31/23	$24,247	$25,926	$19,978
8/31/24	$27,686	$32,822	$24,203
8/31/25	$29,905	$38,151	$26,461

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	8.01%	13.18%	11.58%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 8,359,100,053
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 35,276,962
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,359,100,053
Number of Portfolio Holdings	80
Portfolio Turnover Rate	106%
Total Investment Advisory Fees Paid	$35,276,962

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	20.7%
Health Care	15.5%
Materials	12.7%
Industrials	11.6%
Energy	10.8%
Consumer Staples	6.0%
Information Technology	5.5%
Utilities	5.4%
Consumer Discretionary	4.4%
Communication Services	3.1%
Real Estate	1.3%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.3%
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.7%
Boeing Co.	3.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Southern Copper Corp.	2.7%
Chevron Corp.	2.5%
PNC Financial Services Group, Inc.	2.5%
Capital One Financial Corp.	2.4%
Linde PLC	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021335
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Advisor Class
Trading Symbol		NBPBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$114	1.10%

Expenses Paid, Amount		$ 114
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund posted a strong return but lagged the Russell 1000® Value Index (the Index) on a relative basis. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Wheaton Precious Metals and Agnico Eagle Mines. Individual stock detractors included overweights in Newmont Corp. (which was sold during the period) and Danaher Corp. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Real Estate sector versus the Index

  Stock selection in the Industrials and Utilities sectors

  An underweight in the Communication Services sector and overweight in the Health Care sector versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Advisor Class $29,452	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,281	$11,169	$11,292
8/31/17	$13,031	$12,974	$12,600
8/31/18	$14,668	$15,545	$14,171
8/31/19	$15,533	$15,933	$14,258
8/31/20	$15,984	$19,518	$14,378
8/31/21	$23,892	$25,812	$19,618
8/31/22	$22,768	$22,466	$18,397
8/31/23	$23,950	$25,926	$19,978
8/31/24	$27,310	$32,822	$24,203
8/31/25	$29,452	$38,151	$26,461

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Advisor Class	7.85%	13.00%	11.41%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 8,359,100,053
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 35,276,962
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,359,100,053
Number of Portfolio Holdings	80
Portfolio Turnover Rate	106%
Total Investment Advisory Fees Paid	$35,276,962

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	20.7%
Health Care	15.5%
Materials	12.7%
Industrials	11.6%
Energy	10.8%
Consumer Staples	6.0%
Information Technology	5.5%
Utilities	5.4%
Consumer Discretionary	4.4%
Communication Services	3.1%
Real Estate	1.3%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.3%
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.7%
Boeing Co.	3.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Southern Copper Corp.	2.7%
Chevron Corp.	2.5%
PNC Financial Services Group, Inc.	2.5%
Capital One Financial Corp.	2.4%
Linde PLC	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000027735
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Institutional Class
Trading Symbol		NBPIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	0.60%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund posted a strong return but lagged the Russell 1000® Value Index (the Index) on a relative basis. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Wheaton Precious Metals and Agnico Eagle Mines. Individual stock detractors included overweights in Newmont Corp. (which was sold during the period) and Danaher Corp. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Real Estate sector versus the Index

  Stock selection in the Industrials and Utilities sectors

  An underweight in the Communication Services sector and overweight in the Health Care sector versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $3,094,900	Russell 1000® Index $3,815,100	Russell 1000® Value Index $2,646,100
8/31/15	$1,000,000	$1,000,000	$1,000,000
8/31/16	$1,133,800	$1,116,900	$1,129,200
8/31/17	$1,315,700	$1,297,400	$1,260,000
8/31/18	$1,488,100	$1,554,500	$1,417,100
8/31/19	$1,583,600	$1,593,300	$1,425,800
8/31/20	$1,637,800	$1,951,800	$1,437,800
8/31/21	$2,460,700	$2,581,200	$1,961,800
8/31/22	$2,357,100	$2,246,600	$1,839,700
8/31/23	$2,491,800	$2,592,600	$1,997,800
8/31/24	$2,855,700	$3,282,200	$2,420,300
8/31/25	$3,094,900	$3,815,100	$2,646,100

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	8.38%	13.57%	11.96%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 8,359,100,053
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 35,276,962
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,359,100,053
Number of Portfolio Holdings	80
Portfolio Turnover Rate	106%
Total Investment Advisory Fees Paid	$35,276,962

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	20.7%
Health Care	15.5%
Materials	12.7%
Industrials	11.6%
Energy	10.8%
Consumer Staples	6.0%
Information Technology	5.5%
Utilities	5.4%
Consumer Discretionary	4.4%
Communication Services	3.1%
Real Estate	1.3%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.3%
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.7%
Boeing Co.	3.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Southern Copper Corp.	2.7%
Chevron Corp.	2.5%
PNC Financial Services Group, Inc.	2.5%
Capital One Financial Corp.	2.4%
Linde PLC	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000090001
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Class A
Trading Symbol		NPNAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.96%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund posted a strong return but lagged the Russell 1000® Value Index (the Index) on a relative basis. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Wheaton Precious Metals and Agnico Eagle Mines. Individual stock detractors included overweights in Newmont Corp. (which was sold during the period) and Danaher Corp. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Real Estate sector versus the Index

  Stock selection in the Industrials and Utilities sectors

  An underweight in the Communication Services sector and overweight in the Health Care sector versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $28,096	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$9,425	$10,000	$10,000
8/31/16	$10,646	$11,169	$11,292
8/31/17	$12,312	$12,974	$12,600
8/31/18	$13,874	$15,545	$14,171
8/31/19	$14,705	$15,933	$14,258
8/31/20	$15,150	$19,518	$14,378
8/31/21	$22,674	$25,812	$19,618
8/31/22	$21,636	$22,466	$18,397
8/31/23	$22,788	$25,926	$19,978
8/31/24	$26,015	$32,822	$24,203
8/31/25	$28,096	$38,151	$26,461

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	8.00%	13.15%	11.54%
Class A (including sales charge)	1.78%	11.82%	10.88%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 8,359,100,053
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 35,276,962
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,359,100,053
Number of Portfolio Holdings	80
Portfolio Turnover Rate	106%
Total Investment Advisory Fees Paid	$35,276,962

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	20.7%
Health Care	15.5%
Materials	12.7%
Industrials	11.6%
Energy	10.8%
Consumer Staples	6.0%
Information Technology	5.5%
Utilities	5.4%
Consumer Discretionary	4.4%
Communication Services	3.1%
Real Estate	1.3%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.3%
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.7%
Boeing Co.	3.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Southern Copper Corp.	2.7%
Chevron Corp.	2.5%
PNC Financial Services Group, Inc.	2.5%
Capital One Financial Corp.	2.4%
Linde PLC	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000089999
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Class C
Trading Symbol		NPNCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.71%

Expenses Paid, Amount		$ 177
Expense Ratio, Percent		1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund posted a strong return but lagged the Russell 1000® Value Index (the Index) on a relative basis. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Wheaton Precious Metals and Agnico Eagle Mines. Individual stock detractors included overweights in Newmont Corp. (which was sold during the period) and Danaher Corp. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Real Estate sector versus the Index

  Stock selection in the Industrials and Utilities sectors

  An underweight in the Communication Services sector and overweight in the Health Care sector versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $27,691	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,209	$11,169	$11,292
8/31/17	$12,872	$12,974	$12,600
8/31/18	$14,395	$15,545	$14,171
8/31/19	$15,150	$15,933	$14,258
8/31/20	$15,494	$19,518	$14,378
8/31/21	$23,023	$25,812	$19,618
8/31/22	$21,807	$22,466	$18,397
8/31/23	$22,797	$25,926	$19,978
8/31/24	$25,836	$32,822	$24,203
8/31/25	$27,691	$38,151	$26,461

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	7.18%	12.32%	10.72%
Class C (including sales charge)	6.18%	12.32%	10.72%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 8,359,100,053
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 35,276,962
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,359,100,053
Number of Portfolio Holdings	80
Portfolio Turnover Rate	106%
Total Investment Advisory Fees Paid	$35,276,962

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	20.7%
Health Care	15.5%
Materials	12.7%
Industrials	11.6%
Energy	10.8%
Consumer Staples	6.0%
Information Technology	5.5%
Utilities	5.4%
Consumer Discretionary	4.4%
Communication Services	3.1%
Real Estate	1.3%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.3%
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.7%
Boeing Co.	3.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Southern Copper Corp.	2.7%
Chevron Corp.	2.5%
PNC Financial Services Group, Inc.	2.5%
Capital One Financial Corp.	2.4%
Linde PLC	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000090000
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Class R3
Trading Symbol		NPNRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$129	1.24%

Expenses Paid, Amount		$ 129
Expense Ratio, Percent		1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund posted a strong return but lagged the Russell 1000® Value Index (the Index) on a relative basis. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Wheaton Precious Metals and Agnico Eagle Mines. Individual stock detractors included overweights in Newmont Corp. (which was sold during the period) and Danaher Corp. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Real Estate sector versus the Index

  Stock selection in the Industrials and Utilities sectors

  An underweight in the Communication Services sector and overweight in the Health Care sector versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $28,994	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,258	$11,169	$11,292
8/31/17	$12,978	$12,974	$12,600
8/31/18	$14,586	$15,545	$14,171
8/31/19	$15,422	$15,933	$14,258
8/31/20	$15,845	$19,518	$14,378
8/31/21	$23,650	$25,812	$19,618
8/31/22	$22,509	$22,466	$18,397
8/31/23	$23,644	$25,926	$19,978
8/31/24	$26,924	$32,822	$24,203
8/31/25	$28,994	$38,151	$26,461

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	7.69%	12.85%	11.23%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 8,359,100,053
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 35,276,962
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,359,100,053
Number of Portfolio Holdings	80
Portfolio Turnover Rate	106%
Total Investment Advisory Fees Paid	$35,276,962

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	20.7%
Health Care	15.5%
Materials	12.7%
Industrials	11.6%
Energy	10.8%
Consumer Staples	6.0%
Information Technology	5.5%
Utilities	5.4%
Consumer Discretionary	4.4%
Communication Services	3.1%
Real Estate	1.3%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.3%
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.7%
Boeing Co.	3.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Southern Copper Corp.	2.7%
Chevron Corp.	2.5%
PNC Financial Services Group, Inc.	2.5%
Capital One Financial Corp.	2.4%
Linde PLC	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000150162
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Class R6
Trading Symbol		NRLCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.50%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund posted a strong return but lagged the Russell 1000® Value Index (the Index) on a relative basis. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Wheaton Precious Metals and Agnico Eagle Mines. Individual stock detractors included overweights in Newmont Corp. (which was sold during the period) and Danaher Corp. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Real Estate sector versus the Index

  Stock selection in the Industrials and Utilities sectors

  An underweight in the Communication Services sector and overweight in the Health Care sector versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $30,962	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,316	$11,169	$11,292
8/31/17	$13,113	$12,974	$12,600
8/31/18	$14,805	$15,545	$14,171
8/31/19	$15,752	$15,933	$14,258
8/31/20	$16,309	$19,518	$14,378
8/31/21	$24,526	$25,812	$19,618
8/31/22	$23,514	$22,466	$18,397
8/31/23	$24,876	$25,926	$19,978
8/31/24	$28,537	$32,822	$24,203
8/31/25	$30,962	$38,151	$26,461

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	8.50%	13.68%	11.97%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class R6's inception date of January 18, 2019 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 8,359,100,053
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 35,276,962
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,359,100,053
Number of Portfolio Holdings	80
Portfolio Turnover Rate	106%
Total Investment Advisory Fees Paid	$35,276,962

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	20.7%
Health Care	15.5%
Materials	12.7%
Industrials	11.6%
Energy	10.8%
Consumer Staples	6.0%
Information Technology	5.5%
Utilities	5.4%
Consumer Discretionary	4.4%
Communication Services	3.1%
Real Estate	1.3%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.3%
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.7%
Boeing Co.	3.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Southern Copper Corp.	2.7%
Chevron Corp.	2.5%
PNC Financial Services Group, Inc.	2.5%
Capital One Financial Corp.	2.4%
Linde PLC	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000228869
Shareholder Report [Line Items]
Fund Name		Large Cap Value Fund
Class Name		Class E
Trading Symbol		NPNEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/LargeCapValue/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/LargeCapValue/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$2	0.02%

Expenses Paid, Amount		$ 2
Expense Ratio, Percent		0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund posted a strong return but lagged the Russell 1000® Value Index (the Index) on a relative basis. Stock selection contributed while sector allocation detracted from relative performance. The largest relative contributors were an allocation to Wheaton Precious Metals and Agnico Eagle Mines. Individual stock detractors included overweights in Newmont Corp. (which was sold during the period) and Danaher Corp. We remain committed to our investment philosophy of pure value and discipline, which historically has been beneficial, particularly during this phase of the economic cycle.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Materials and Consumer Staples sectors

  An overweight in the Utilities sector and underweight in the Real Estate sector versus the Index

  Stock selection in the Industrials and Utilities sectors

  An underweight in the Communication Services sector and overweight in the Health Care sector versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $31,268	Russell 1000® Index $38,151	Russell 1000® Value Index $26,461
8/31/15	$10,000	$10,000	$10,000
8/31/16	$11,316	$11,169	$11,292
8/31/17	$13,113	$12,974	$12,600
8/31/18	$14,805	$15,545	$14,171
8/31/19	$15,730	$15,933	$14,258
8/31/20	$16,238	$19,518	$14,378
8/31/21	$24,366	$25,812	$19,618
8/31/22	$23,406	$22,466	$18,397
8/31/23	$24,886	$25,926	$19,978
8/31/24	$28,687	$32,822	$24,203
8/31/25	$31,268	$38,151	$26,461

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class E	9.00%	14.00%	12.08%
Russell 1000® Index	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than Class E. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 8,359,100,053
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 35,276,962
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,359,100,053
Number of Portfolio Holdings	80
Portfolio Turnover Rate	106%
Total Investment Advisory Fees Paid	$35,276,962

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	20.7%
Health Care	15.5%
Materials	12.7%
Industrials	11.6%
Energy	10.8%
Consumer Staples	6.0%
Information Technology	5.5%
Utilities	5.4%
Consumer Discretionary	4.4%
Communication Services	3.1%
Real Estate	1.3%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.3%
JPMorgan Chase & Co.	3.9%
Johnson & Johnson	3.7%
Boeing Co.	3.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Southern Copper Corp.	2.7%
Chevron Corp.	2.5%
PNC Financial Services Group, Inc.	2.5%
Capital One Financial Corp.	2.4%
Linde PLC	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021357
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Investor Class
Trading Symbol		NMANX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	0.83%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Looking back, continued economic resiliency and consistently solid-to-strong corporate fundamentals broadly boosted the mid-cap growth segment to new highs. However, despite the overall positive momentum, macro-level influences and policy uncertainty fostered a rollercoaster ride of risk-on/risk-off sentiment across multiple distinct and varied mini-market regimes. Working through the challenges of navigating an unpredictable and highly rotational market, the Fund delivered a strong double-digit absolute positive return that trailed the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT and Communication Services sectors

  Digital transformation secular growth trend, including AI

  Investments in the Consumer Discretionary, Industrials and Health Care sectors

  A lack of clarity on tariffs weighed on multiple market segments

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $29,137	Russell 3000® Index $37,020	Russell Midcap® Growth Index $33,818	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,830	$11,144	$10,700	$10,991
8/31/17	$11,383	$12,934	$12,254	$12,359
8/31/18	$14,428	$15,553	$15,324	$14,570
8/31/19	$15,126	$15,757	$16,238	$14,650
8/31/20	$18,446	$19,135	$20,063	$15,928
8/31/21	$25,017	$25,458	$27,119	$22,497
8/31/22	$18,782	$22,076	$19,881	$19,163
8/31/23	$19,611	$25,334	$22,466	$20,768
8/31/24	$23,601	$31,958	$26,749	$24,954
8/31/25	$29,137	$37,020	$33,818	$28,093

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	23.45%	9.57%	11.29%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Growth Index	26.42%	11.01%	12.96%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 2,069,060,141
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 8,953,599
InvestmentCompanyPortfolioTurnover		144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,069,060,141
Number of Portfolio Holdings	68
Portfolio Turnover Rate	144%
Total Investment Advisory Fees Paid	$8,953,599

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.7%
Consumer Discretionary	21.6%
Industrials	21.4%
Health Care	12.0%
Financials	11.9%
Communication Services	5.2%
Utilities	2.3%
Consumer Staples	1.6%
Energy	1.0%
Short-Term Investments	1.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.7%
Cloudflare, Inc. Class A	3.1%
Hilton Worldwide Holdings, Inc.	2.7%
Carvana Co.	2.6%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Toast, Inc. Class A	2.5%
Cencora, Inc.	2.5%
Datadog, Inc. Class A	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021358
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Trust Class
Trading Symbol		NBMTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$103	0.92%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Looking back, continued economic resiliency and consistently solid-to-strong corporate fundamentals broadly boosted the mid-cap growth segment to new highs. However, despite the overall positive momentum, macro-level influences and policy uncertainty fostered a rollercoaster ride of risk-on/risk-off sentiment across multiple distinct and varied mini-market regimes. Working through the challenges of navigating an unpredictable and highly rotational market, the Fund delivered a strong double-digit absolute positive return that trailed the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT and Communication Services sectors

  Digital transformation secular growth trend, including AI

  Investments in the Consumer Discretionary, Industrials and Health Care sectors

  A lack of clarity on tariffs weighed on multiple market segments

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $28,905	Russell 3000® Index $37,020	Russell Midcap® Growth Index $33,818	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,823	$11,144	$10,700	$10,991
8/31/17	$11,371	$12,934	$12,254	$12,359
8/31/18	$14,400	$15,553	$15,324	$14,570
8/31/19	$15,089	$15,757	$16,238	$14,650
8/31/20	$18,385	$19,135	$20,063	$15,928
8/31/21	$24,918	$25,458	$27,119	$22,497
8/31/22	$18,693	$22,076	$19,881	$19,163
8/31/23	$19,493	$25,334	$22,466	$20,768
8/31/24	$23,444	$31,958	$26,749	$24,954
8/31/25	$28,905	$37,020	$33,818	$28,093

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	23.29%	9.47%	11.20%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Growth Index	26.42%	11.01%	12.96%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 2,069,060,141
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 8,953,599
InvestmentCompanyPortfolioTurnover		144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,069,060,141
Number of Portfolio Holdings	68
Portfolio Turnover Rate	144%
Total Investment Advisory Fees Paid	$8,953,599

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.7%
Consumer Discretionary	21.6%
Industrials	21.4%
Health Care	12.0%
Financials	11.9%
Communication Services	5.2%
Utilities	2.3%
Consumer Staples	1.6%
Energy	1.0%
Short-Term Investments	1.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.7%
Cloudflare, Inc. Class A	3.1%
Hilton Worldwide Holdings, Inc.	2.7%
Carvana Co.	2.6%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Toast, Inc. Class A	2.5%
Cencora, Inc.	2.5%
Datadog, Inc. Class A	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021359
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Advisor Class
Trading Symbol		NBMBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$132	1.18%

Expenses Paid, Amount		$ 132
Expense Ratio, Percent		1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Looking back, continued economic resiliency and consistently solid-to-strong corporate fundamentals broadly boosted the mid-cap growth segment to new highs. However, despite the overall positive momentum, macro-level influences and policy uncertainty fostered a rollercoaster ride of risk-on/risk-off sentiment across multiple distinct and varied mini-market regimes. Working through the challenges of navigating an unpredictable and highly rotational market, the Fund delivered a strong double-digit absolute positive return that trailed the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT and Communication Services sectors

  Digital transformation secular growth trend, including AI

  Investments in the Consumer Discretionary, Industrials and Health Care sectors

  A lack of clarity on tariffs weighed on multiple market segments

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Advisor Class $28,182	Russell 3000® Index $37,020	Russell Midcap® Growth Index $33,818	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,796	$11,144	$10,700	$10,991
8/31/17	$11,311	$12,934	$12,254	$12,359
8/31/18	$14,288	$15,553	$15,324	$14,570
8/31/19	$14,935	$15,757	$16,238	$14,650
8/31/20	$18,156	$19,135	$20,063	$15,928
8/31/21	$24,544	$25,458	$27,119	$22,497
8/31/22	$18,362	$22,076	$19,881	$19,163
8/31/23	$19,112	$25,334	$22,466	$20,768
8/31/24	$22,912	$31,958	$26,749	$24,954
8/31/25	$28,182	$37,020	$33,818	$28,093

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Advisor Class	23.00%	9.19%	10.92%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Growth Index	26.42%	11.01%	12.96%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 2,069,060,141
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 8,953,599
InvestmentCompanyPortfolioTurnover		144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,069,060,141
Number of Portfolio Holdings	68
Portfolio Turnover Rate	144%
Total Investment Advisory Fees Paid	$8,953,599

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.7%
Consumer Discretionary	21.6%
Industrials	21.4%
Health Care	12.0%
Financials	11.9%
Communication Services	5.2%
Utilities	2.3%
Consumer Staples	1.6%
Energy	1.0%
Short-Term Investments	1.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.7%
Cloudflare, Inc. Class A	3.1%
Hilton Worldwide Holdings, Inc.	2.7%
Carvana Co.	2.6%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Toast, Inc. Class A	2.5%
Cencora, Inc.	2.5%
Datadog, Inc. Class A	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000027741
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Institutional Class
Trading Symbol		NBMLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.67%

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Looking back, continued economic resiliency and consistently solid-to-strong corporate fundamentals broadly boosted the mid-cap growth segment to new highs. However, despite the overall positive momentum, macro-level influences and policy uncertainty fostered a rollercoaster ride of risk-on/risk-off sentiment across multiple distinct and varied mini-market regimes. Working through the challenges of navigating an unpredictable and highly rotational market, the Fund delivered a strong double-digit absolute positive return that trailed the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT and Communication Services sectors

  Digital transformation secular growth trend, including AI

  Investments in the Consumer Discretionary, Industrials and Health Care sectors

  A lack of clarity on tariffs weighed on multiple market segments

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,964,000	Russell 3000® Index $3,702,000	Russell Midcap® Growth Index $3,381,800	Russell Midcap® Index $2,809,300
8/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/16	$984,800	$1,114,400	$1,070,000	$1,099,100
8/31/17	$1,142,700	$1,293,400	$1,225,400	$1,235,900
8/31/18	$1,450,400	$1,555,300	$1,532,400	$1,457,000
8/31/19	$1,524,200	$1,575,700	$1,623,800	$1,465,000
8/31/20	$1,861,300	$1,913,500	$2,006,300	$1,592,800
8/31/21	$2,529,800	$2,545,800	$2,711,900	$2,249,700
8/31/22	$1,902,200	$2,207,600	$1,988,100	$1,916,300
8/31/23	$1,988,700	$2,533,400	$2,246,600	$2,076,800
8/31/24	$2,397,500	$3,195,800	$2,674,900	$2,495,400
8/31/25	$2,964,000	$3,702,000	$3,381,800	$2,809,300

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	23.63%	9.75%	11.48%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Growth Index	26.42%	11.01%	12.96%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 2,069,060,141
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 8,953,599
InvestmentCompanyPortfolioTurnover		144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,069,060,141
Number of Portfolio Holdings	68
Portfolio Turnover Rate	144%
Total Investment Advisory Fees Paid	$8,953,599

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.7%
Consumer Discretionary	21.6%
Industrials	21.4%
Health Care	12.0%
Financials	11.9%
Communication Services	5.2%
Utilities	2.3%
Consumer Staples	1.6%
Energy	1.0%
Short-Term Investments	1.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.7%
Cloudflare, Inc. Class A	3.1%
Hilton Worldwide Holdings, Inc.	2.7%
Carvana Co.	2.6%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Toast, Inc. Class A	2.5%
Cencora, Inc.	2.5%
Datadog, Inc. Class A	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000077161
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Class A
Trading Symbol		NMGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.04%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Looking back, continued economic resiliency and consistently solid-to-strong corporate fundamentals broadly boosted the mid-cap growth segment to new highs. However, despite the overall positive momentum, macro-level influences and policy uncertainty fostered a rollercoaster ride of risk-on/risk-off sentiment across multiple distinct and varied mini-market regimes. Working through the challenges of navigating an unpredictable and highly rotational market, the Fund delivered a strong double-digit absolute positive return that trailed the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT and Communication Services sectors

  Digital transformation secular growth trend, including AI

  Investments in the Consumer Discretionary, Industrials and Health Care sectors

  A lack of clarity on tariffs weighed on multiple market segments

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $26,910	Russell 3000® Index $37,020	Russell Midcap® Growth Index $33,818	Russell Midcap® Index $28,093
8/31/15	$9,425	$10,000	$10,000	$10,000
8/31/16	$9,244	$11,144	$10,700	$10,991
8/31/17	$10,684	$12,934	$12,254	$12,359
8/31/18	$13,513	$15,553	$15,324	$14,570
8/31/19	$14,142	$15,757	$16,238	$14,650
8/31/20	$17,211	$19,135	$20,063	$15,928
8/31/21	$23,307	$25,458	$27,119	$22,497
8/31/22	$17,462	$22,076	$19,881	$19,163
8/31/23	$18,198	$25,334	$22,466	$20,768
8/31/24	$21,842	$31,958	$26,749	$24,954
8/31/25	$26,910	$37,020	$33,818	$28,093

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	23.20%	9.35%	11.06%
Class A (including sales charge)	16.11%	8.06%	10.41%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Growth Index	26.42%	11.01%	12.96%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 2,069,060,141
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 8,953,599
InvestmentCompanyPortfolioTurnover		144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,069,060,141
Number of Portfolio Holdings	68
Portfolio Turnover Rate	144%
Total Investment Advisory Fees Paid	$8,953,599

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.7%
Consumer Discretionary	21.6%
Industrials	21.4%
Health Care	12.0%
Financials	11.9%
Communication Services	5.2%
Utilities	2.3%
Consumer Staples	1.6%
Energy	1.0%
Short-Term Investments	1.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.7%
Cloudflare, Inc. Class A	3.1%
Hilton Worldwide Holdings, Inc.	2.7%
Carvana Co.	2.6%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Toast, Inc. Class A	2.5%
Cencora, Inc.	2.5%
Datadog, Inc. Class A	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000077162
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Class C
Trading Symbol		NMGCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.80%

Expenses Paid, Amount		$ 200
Expense Ratio, Percent		1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Looking back, continued economic resiliency and consistently solid-to-strong corporate fundamentals broadly boosted the mid-cap growth segment to new highs. However, despite the overall positive momentum, macro-level influences and policy uncertainty fostered a rollercoaster ride of risk-on/risk-off sentiment across multiple distinct and varied mini-market regimes. Working through the challenges of navigating an unpredictable and highly rotational market, the Fund delivered a strong double-digit absolute positive return that trailed the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT and Communication Services sectors

  Digital transformation secular growth trend, including AI

  Investments in the Consumer Discretionary, Industrials and Health Care sectors

  A lack of clarity on tariffs weighed on multiple market segments

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $26,493	Russell 3000® Index $37,020	Russell Midcap® Growth Index $33,818	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,738	$11,144	$10,700	$10,991
8/31/17	$11,169	$12,934	$12,254	$12,359
8/31/18	$14,016	$15,553	$15,324	$14,570
8/31/19	$14,565	$15,757	$16,238	$14,650
8/31/20	$17,590	$19,135	$20,063	$15,928
8/31/21	$23,645	$25,458	$27,119	$22,497
8/31/22	$17,577	$22,076	$19,881	$19,163
8/31/23	$18,187	$25,334	$22,466	$20,768
8/31/24	$21,662	$31,958	$26,749	$24,954
8/31/25	$26,493	$37,020	$33,818	$28,093

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	22.30%	8.54%	10.23%
Class C (including sales charge)	21.30%	8.54%	10.23%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Growth Index	26.42%	11.01%	12.96%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 2,069,060,141
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 8,953,599
InvestmentCompanyPortfolioTurnover		144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,069,060,141
Number of Portfolio Holdings	68
Portfolio Turnover Rate	144%
Total Investment Advisory Fees Paid	$8,953,599

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.7%
Consumer Discretionary	21.6%
Industrials	21.4%
Health Care	12.0%
Financials	11.9%
Communication Services	5.2%
Utilities	2.3%
Consumer Staples	1.6%
Energy	1.0%
Short-Term Investments	1.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.7%
Cloudflare, Inc. Class A	3.1%
Hilton Worldwide Holdings, Inc.	2.7%
Carvana Co.	2.6%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Toast, Inc. Class A	2.5%
Cencora, Inc.	2.5%
Datadog, Inc. Class A	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000077164
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Class R3
Trading Symbol		NMGRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$145	1.30%

Expenses Paid, Amount		$ 145
Expense Ratio, Percent		1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Looking back, continued economic resiliency and consistently solid-to-strong corporate fundamentals broadly boosted the mid-cap growth segment to new highs. However, despite the overall positive momentum, macro-level influences and policy uncertainty fostered a rollercoaster ride of risk-on/risk-off sentiment across multiple distinct and varied mini-market regimes. Working through the challenges of navigating an unpredictable and highly rotational market, the Fund delivered a strong double-digit absolute positive return that trailed the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT and Communication Services sectors

  Digital transformation secular growth trend, including AI

  Investments in the Consumer Discretionary, Industrials and Health Care sectors

  A lack of clarity on tariffs weighed on multiple market segments

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $27,830	Russell 3000® Index $37,020	Russell Midcap® Growth Index $33,818	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,788	$11,144	$10,700	$10,991
8/31/17	$11,285	$12,934	$12,254	$12,359
8/31/18	$14,232	$15,553	$15,324	$14,570
8/31/19	$14,860	$15,757	$16,238	$14,650
8/31/20	$18,034	$19,135	$20,063	$15,928
8/31/21	$24,351	$25,458	$27,119	$22,497
8/31/22	$18,202	$22,076	$19,881	$19,163
8/31/23	$18,920	$25,334	$22,466	$20,768
8/31/24	$22,653	$31,958	$26,749	$24,954
8/31/25	$27,830	$37,020	$33,818	$28,093

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	22.86%	9.06%	10.78%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Growth Index	26.42%	11.01%	12.96%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 2,069,060,141
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 8,953,599
InvestmentCompanyPortfolioTurnover		144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,069,060,141
Number of Portfolio Holdings	68
Portfolio Turnover Rate	144%
Total Investment Advisory Fees Paid	$8,953,599

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.7%
Consumer Discretionary	21.6%
Industrials	21.4%
Health Care	12.0%
Financials	11.9%
Communication Services	5.2%
Utilities	2.3%
Consumer Staples	1.6%
Energy	1.0%
Short-Term Investments	1.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.7%
Cloudflare, Inc. Class A	3.1%
Hilton Worldwide Holdings, Inc.	2.7%
Carvana Co.	2.6%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Toast, Inc. Class A	2.5%
Cencora, Inc.	2.5%
Datadog, Inc. Class A	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000125073
Shareholder Report [Line Items]
Fund Name		Mid Cap Growth Fund
Class Name		Class R6
Trading Symbol		NRMGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/MidCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/MidCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$64	0.57%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Looking back, continued economic resiliency and consistently solid-to-strong corporate fundamentals broadly boosted the mid-cap growth segment to new highs. However, despite the overall positive momentum, macro-level influences and policy uncertainty fostered a rollercoaster ride of risk-on/risk-off sentiment across multiple distinct and varied mini-market regimes. Working through the challenges of navigating an unpredictable and highly rotational market, the Fund delivered a strong double-digit absolute positive return that trailed the Russell Midcap® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in the IT and Communication Services sectors

  Digital transformation secular growth trend, including AI

  Investments in the Consumer Discretionary, Industrials and Health Care sectors

  A lack of clarity on tariffs weighed on multiple market segments

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $29,914	Russell 3000® Index $37,020	Russell Midcap® Growth Index $33,818	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,856	$11,144	$10,700	$10,991
8/31/17	$11,446	$12,934	$12,254	$12,359
8/31/18	$14,536	$15,553	$15,324	$14,570
8/31/19	$15,292	$15,757	$16,238	$14,650
8/31/20	$18,698	$19,135	$20,063	$15,928
8/31/21	$25,427	$25,458	$27,119	$22,497
8/31/22	$19,144	$22,076	$19,881	$19,163
8/31/23	$20,040	$25,334	$22,466	$20,768
8/31/24	$24,176	$31,958	$26,749	$24,954
8/31/25	$29,914	$37,020	$33,818	$28,093

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	23.73%	9.85%	11.58%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Growth Index	26.42%	11.01%	12.96%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 2,069,060,141
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 8,953,599
InvestmentCompanyPortfolioTurnover		144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,069,060,141
Number of Portfolio Holdings	68
Portfolio Turnover Rate	144%
Total Investment Advisory Fees Paid	$8,953,599

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.7%
Consumer Discretionary	21.6%
Industrials	21.4%
Health Care	12.0%
Financials	11.9%
Communication Services	5.2%
Utilities	2.3%
Consumer Staples	1.6%
Energy	1.0%
Short-Term Investments	1.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.7%
Cloudflare, Inc. Class A	3.1%
Hilton Worldwide Holdings, Inc.	2.7%
Carvana Co.	2.6%
Ares Management Corp. Class A	2.5%
Axon Enterprise, Inc.	2.5%
Howmet Aerospace, Inc.	2.5%
Toast, Inc. Class A	2.5%
Cencora, Inc.	2.5%
Datadog, Inc. Class A	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021347
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Investor Class
Trading Symbol		NBRVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	0.96%

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT and Utilities investments with exposure to the AI megatrend generated solid performance. On the negative side, the Fund’s Consumer Staples stocks struggled in a difficult sector. With investors focused on stocks poised to benefit from interest rate cuts, the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Utilities, Real Estate and Health Care sectors

  Exposure to companies associated with AI

  Investments in the Industrials, Consumer Staples and Materials sectors

  Underweight in Financials versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $19,127	Russell 3000® Index $37,020	Russell Midcap® Value Index $24,671	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$10,585	$11,144	$11,288	$10,991
8/31/17	$12,404	$12,934	$12,509	$12,359
8/31/18	$13,917	$15,553	$14,093	$14,570
8/31/19	$12,111	$15,757	$13,652	$14,650
8/31/20	$10,161	$19,135	$13,474	$15,928
8/31/21	$15,658	$25,458	$19,469	$22,497
8/31/22	$15,083	$22,076	$17,951	$19,163
8/31/23	$15,668	$25,334	$18,965	$20,768
8/31/24	$17,984	$31,958	$22,794	$24,954
8/31/25	$19,127	$37,020	$24,671	$28,093

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	6.35%	13.49%	6.70%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 52,330,939
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$52,330,939
Number of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.1%
Industrials	21.0%
Consumer Discretionary	11.5%
Financials	9.1%
Utilities	7.8%
Energy	6.7%
Real Estate	4.9%
Health Care	4.8%
Materials	3.8%
Consumer Staples	2.8%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Aptiv PLC	2.7%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.6%
Teledyne Technologies, Inc.	2.4%
Hewlett Packard Enterprise Co.	2.4%
Williams Cos., Inc.	2.4%
L3Harris Technologies, Inc.	2.4%
Ciena Corp.	2.3%
AerCap Holdings NV	2.3%
Travel & Leisure Co.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021348
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Trust Class
Trading Symbol		NBREX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$124	1.20%

Expenses Paid, Amount		$ 124
Expense Ratio, Percent		1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT and Utilities investments with exposure to the AI megatrend generated solid performance. On the negative side, the Fund’s Consumer Staples stocks struggled in a difficult sector. With investors focused on stocks poised to benefit from interest rate cuts, the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Utilities, Real Estate and Health Care sectors

  Exposure to companies associated with AI

  Investments in the Industrials, Consumer Staples and Materials sectors

  Underweight in Financials versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $18,802	Russell 3000® Index $37,020	Russell Midcap® Value Index $24,671	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$10,580	$11,144	$11,288	$10,991
8/31/17	$12,363	$12,934	$12,509	$12,359
8/31/18	$13,867	$15,553	$14,093	$14,570
8/31/19	$12,060	$15,757	$13,652	$14,650
8/31/20	$10,099	$19,135	$13,474	$15,928
8/31/21	$15,539	$25,458	$19,469	$22,497
8/31/22	$14,932	$22,076	$17,951	$19,163
8/31/23	$15,478	$25,334	$18,965	$20,768
8/31/24	$17,721	$31,958	$22,794	$24,954
8/31/25	$18,802	$37,020	$24,671	$28,093

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	6.10%	13.24%	6.52%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 52,330,939
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$52,330,939
Number of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.1%
Industrials	21.0%
Consumer Discretionary	11.5%
Financials	9.1%
Utilities	7.8%
Energy	6.7%
Real Estate	4.9%
Health Care	4.8%
Materials	3.8%
Consumer Staples	2.8%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Aptiv PLC	2.7%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.6%
Teledyne Technologies, Inc.	2.4%
Hewlett Packard Enterprise Co.	2.4%
Williams Cos., Inc.	2.4%
L3Harris Technologies, Inc.	2.4%
Ciena Corp.	2.3%
AerCap Holdings NV	2.3%
Travel & Leisure Co.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000027737
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Institutional Class
Trading Symbol		NBRTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.85%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT and Utilities investments with exposure to the AI megatrend generated solid performance. On the negative side, the Fund’s Consumer Staples stocks struggled in a difficult sector. With investors focused on stocks poised to benefit from interest rate cuts, the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Utilities, Real Estate and Health Care sectors

  Exposure to companies associated with AI

  Investments in the Industrials, Consumer Staples and Materials sectors

  Underweight in Financials versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,952,500	Russell 3000® Index $3,702,000	Russell Midcap® Value Index $2,467,100	Russell Midcap® Index $2,809,300
8/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/16	$1,061,800	$1,114,400	$1,128,800	$1,099,100
8/31/17	$1,246,600	$1,293,400	$1,250,900	$1,235,900
8/31/18	$1,403,600	$1,555,300	$1,409,300	$1,457,000
8/31/19	$1,225,300	$1,575,700	$1,365,200	$1,465,000
8/31/20	$1,030,700	$1,913,500	$1,347,400	$1,592,800
8/31/21	$1,590,800	$2,545,800	$1,946,900	$2,249,700
8/31/22	$1,534,400	$2,207,600	$1,795,100	$1,916,300
8/31/23	$1,595,700	$2,533,400	$1,896,500	$2,076,800
8/31/24	$1,833,200	$3,195,800	$2,279,400	$2,495,400
8/31/25	$1,952,500	$3,702,000	$2,467,100	$2,809,300

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	6.51%	13.63%	6.92%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 52,330,939
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$52,330,939
Number of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.1%
Industrials	21.0%
Consumer Discretionary	11.5%
Financials	9.1%
Utilities	7.8%
Energy	6.7%
Real Estate	4.9%
Health Care	4.8%
Materials	3.8%
Consumer Staples	2.8%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Aptiv PLC	2.7%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.6%
Teledyne Technologies, Inc.	2.4%
Hewlett Packard Enterprise Co.	2.4%
Williams Cos., Inc.	2.4%
L3Harris Technologies, Inc.	2.4%
Ciena Corp.	2.3%
AerCap Holdings NV	2.3%
Travel & Leisure Co.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000090009
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Class A
Trading Symbol		NBRAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.21%

Expenses Paid, Amount		$ 125
Expense Ratio, Percent		1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT and Utilities investments with exposure to the AI megatrend generated solid performance. On the negative side, the Fund’s Consumer Staples stocks struggled in a difficult sector. With investors focused on stocks poised to benefit from interest rate cuts, the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Utilities, Real Estate and Health Care sectors

  Exposure to companies associated with AI

  Investments in the Industrials, Consumer Staples and Materials sectors

  Underweight in Financials versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $17,746	Russell 3000® Index $37,020	Russell Midcap® Value Index $24,671	Russell Midcap® Index $28,093
8/31/15	$9,425	$10,000	$10,000	$10,000
8/31/16	$9,968	$11,144	$11,288	$10,991
8/31/17	$11,658	$12,934	$12,509	$12,359
8/31/18	$13,083	$15,553	$14,093	$14,570
8/31/19	$11,379	$15,757	$13,652	$14,650
8/31/20	$9,538	$19,135	$13,474	$15,928
8/31/21	$14,665	$25,458	$19,469	$22,497
8/31/22	$14,096	$22,076	$17,951	$19,163
8/31/23	$14,610	$25,334	$18,965	$20,768
8/31/24	$16,724	$31,958	$22,794	$24,954
8/31/25	$17,746	$37,020	$24,671	$28,093

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	6.11%	13.22%	6.53%
Class A (including sales charge)	0.01%	11.88%	5.90%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 52,330,939
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$52,330,939
Number of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.1%
Industrials	21.0%
Consumer Discretionary	11.5%
Financials	9.1%
Utilities	7.8%
Energy	6.7%
Real Estate	4.9%
Health Care	4.8%
Materials	3.8%
Consumer Staples	2.8%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Aptiv PLC	2.7%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.6%
Teledyne Technologies, Inc.	2.4%
Hewlett Packard Enterprise Co.	2.4%
Williams Cos., Inc.	2.4%
L3Harris Technologies, Inc.	2.4%
Ciena Corp.	2.3%
AerCap Holdings NV	2.3%
Travel & Leisure Co.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000090010
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Class C
Trading Symbol		NBRCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	1.96%

Expenses Paid, Amount		$ 201
Expense Ratio, Percent		1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT and Utilities investments with exposure to the AI megatrend generated solid performance. On the negative side, the Fund’s Consumer Staples stocks struggled in a difficult sector. With investors focused on stocks poised to benefit from interest rate cuts, the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Utilities, Real Estate and Health Care sectors

  Exposure to companies associated with AI

  Investments in the Industrials, Consumer Staples and Materials sectors

  Underweight in Financials versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $17,470	Russell 3000® Index $37,020	Russell Midcap® Value Index $24,671	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$10,501	$11,144	$11,288	$10,991
8/31/17	$12,191	$12,934	$12,509	$12,359
8/31/18	$13,576	$15,553	$14,093	$14,570
8/31/19	$11,717	$15,757	$13,652	$14,650
8/31/20	$9,747	$19,135	$13,474	$15,928
8/31/21	$14,883	$25,458	$19,469	$22,497
8/31/22	$14,195	$22,076	$17,951	$19,163
8/31/23	$14,599	$25,334	$18,965	$20,768
8/31/24	$16,587	$31,958	$22,794	$24,954
8/31/25	$17,470	$37,020	$24,671	$28,093

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	5.32%	12.38%	5.74%
Class C (including sales charge)	4.32%	12.38%	5.74%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 52,330,939
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$52,330,939
Number of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.1%
Industrials	21.0%
Consumer Discretionary	11.5%
Financials	9.1%
Utilities	7.8%
Energy	6.7%
Real Estate	4.9%
Health Care	4.8%
Materials	3.8%
Consumer Staples	2.8%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Aptiv PLC	2.7%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.6%
Teledyne Technologies, Inc.	2.4%
Hewlett Packard Enterprise Co.	2.4%
Williams Cos., Inc.	2.4%
L3Harris Technologies, Inc.	2.4%
Ciena Corp.	2.3%
AerCap Holdings NV	2.3%
Travel & Leisure Co.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000090011
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Class R3
Trading Symbol		NBRRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$150	1.46%

Expenses Paid, Amount		$ 150
Expense Ratio, Percent		1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT and Utilities investments with exposure to the AI megatrend generated solid performance. On the negative side, the Fund’s Consumer Staples stocks struggled in a difficult sector. With investors focused on stocks poised to benefit from interest rate cuts, the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Utilities, Real Estate and Health Care sectors

  Exposure to companies associated with AI

  Investments in the Industrials, Consumer Staples and Materials sectors

  Underweight in Financials versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $18,364	Russell 3000® Index $37,020	Russell Midcap® Value Index $24,671	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$10,554	$11,144	$11,288	$10,991
8/31/17	$12,308	$12,934	$12,509	$12,359
8/31/18	$13,775	$15,553	$14,093	$14,570
8/31/19	$11,955	$15,757	$13,652	$14,650
8/31/20	$9,992	$19,135	$13,474	$15,928
8/31/21	$15,329	$25,458	$19,469	$22,497
8/31/22	$14,699	$22,076	$17,951	$19,163
8/31/23	$15,192	$25,334	$18,965	$20,768
8/31/24	$17,347	$31,958	$22,794	$24,954
8/31/25	$18,364	$37,020	$24,671	$28,093

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	5.86%	12.94%	6.27%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 52,330,939
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$52,330,939
Number of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.1%
Industrials	21.0%
Consumer Discretionary	11.5%
Financials	9.1%
Utilities	7.8%
Energy	6.7%
Real Estate	4.9%
Health Care	4.8%
Materials	3.8%
Consumer Staples	2.8%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Aptiv PLC	2.7%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.6%
Teledyne Technologies, Inc.	2.4%
Hewlett Packard Enterprise Co.	2.4%
Williams Cos., Inc.	2.4%
L3Harris Technologies, Inc.	2.4%
Ciena Corp.	2.3%
AerCap Holdings NV	2.3%
Travel & Leisure Co.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000210976
Shareholder Report [Line Items]
Fund Name		Mid Cap Intrinsic Value Fund
Class Name		Class R6
Trading Symbol		NBMRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/MidCapIntrinsic/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/MidCapIntrinsic/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$77	0.75%

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The one-year period was marked by abrupt shifts in sentiment and investor preferences for stocks, sectors and themes. The Fund’s IT and Utilities investments with exposure to the AI megatrend generated solid performance. On the negative side, the Fund’s Consumer Staples stocks struggled in a difficult sector. With investors focused on stocks poised to benefit from interest rate cuts, the Fund’s underweight in Financials detracted from returns relative to the Russell Midcap® Value Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

  Investments in the Utilities, Real Estate and Health Care sectors

  Exposure to companies associated with AI

  Investments in the Industrials, Consumer Staples and Materials sectors

  Underweight in Financials versus the Index

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $19,443	Russell 3000® Index $37,020	Russell Midcap® Value Index $24,671	Russell Midcap® Index $28,093
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$10,585	$11,144	$11,288	$10,991
8/31/17	$12,404	$12,934	$12,509	$12,359
8/31/18	$13,917	$15,553	$14,093	$14,570
8/31/19	$12,135	$15,757	$13,652	$14,650
8/31/20	$10,219	$19,135	$13,474	$15,928
8/31/21	$15,783	$25,458	$19,469	$22,497
8/31/22	$15,242	$22,076	$17,951	$19,163
8/31/23	$15,869	$25,334	$18,965	$20,768
8/31/24	$18,246	$31,958	$22,794	$24,954
8/31/25	$19,443	$37,020	$24,671	$28,093

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	6.56%	13.73%	6.88%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%
Russell Midcap® Index	12.58%	12.02%	10.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class R6's inception date of March 29, 2019 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 52,330,939
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$52,330,939
Number of Portfolio Holdings	73
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.1%
Industrials	21.0%
Consumer Discretionary	11.5%
Financials	9.1%
Utilities	7.8%
Energy	6.7%
Real Estate	4.9%
Health Care	4.8%
Materials	3.8%
Consumer Staples	2.8%
Communication Services	1.3%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Aptiv PLC	2.7%
CenterPoint Energy, Inc.	2.6%
Gates Industrial Corp. PLC	2.6%
Teledyne Technologies, Inc.	2.4%
Hewlett Packard Enterprise Co.	2.4%
Williams Cos., Inc.	2.4%
L3Harris Technologies, Inc.	2.4%
Ciena Corp.	2.3%
AerCap Holdings NV	2.3%
Travel & Leisure Co.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000082272
Shareholder Report [Line Items]
Fund Name		Multi-Cap Opportunities Fund
Class Name		Institutional Class
Trading Symbol		NMULX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/MultiCapOpportunities/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.88%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated strong performance for the period. Positive returns for U.S. equities were supported by economic and earnings growth, stabilizing inflation, pro-business U.S. government policy initiatives, and the prospect of lower interest rates. Robust returns were evident across the portfolio as the Fund realized positive returns in various sectors, industries, and market capitalizations. This demonstrated the benefit of the Fund’s flexible investment approach. Select holdings in the Health Care and Materials sectors detracted in part due to challenging operating environments.

Performance Attribution

Top Contributors

Top Detractors

  Investments within the Consumer Discretionary, Financials, and IT sectors on an absolute basis

  Select holdings within the Health Care and Materials sectors

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $3,271,200	S&P 500® Index $3,907,600
8/31/15	$1,000,000	$1,000,000
8/31/16	$1,089,400	$1,125,500
8/31/17	$1,310,200	$1,308,200
8/31/18	$1,561,100	$1,565,500
8/31/19	$1,606,600	$1,611,200
8/31/20	$1,771,000	$1,964,700
8/31/21	$2,412,800	$2,577,000
8/31/22	$2,059,100	$2,287,600
8/31/23	$2,323,000	$2,652,400
8/31/24	$2,916,800	$3,372,100
8/31/25	$3,271,200	$3,907,600

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	12.15%	13.06%	12.58%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 249,976,997
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 867,418
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$249,976,997
Number of Portfolio Holdings	48
Portfolio Turnover Rate	36%
Total Investment Advisory Fees Paid	$867,418

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	22.3%
Information Technology	21.6%
Consumer Discretionary	15.1%
Industrials	12.8%
Communication Services	9.0%
Health Care	5.3%
Consumer Staples	5.1%
Materials	3.9%
Utilities	2.7%
Energy	1.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	5.3%
Apple, Inc.	4.7%
Alphabet, Inc. Class C	4.1%
Amazon.com, Inc.	4.0%
Berkshire Hathaway, Inc. Class B	4.0%
Brookfield Corp.	3.5%
Oracle Corp.	3.3%
JPMorgan Chase & Co.	3.0%
Broadcom, Inc.	2.9%
General Motors Co.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000082270
Shareholder Report [Line Items]
Fund Name		Multi-Cap Opportunities Fund
Class Name		Class A
Trading Symbol		NMUAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/MultiCapOpportunities/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.25%

Expenses Paid, Amount		$ 132
Expense Ratio, Percent		1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated strong performance for the period. Positive returns for U.S. equities were supported by economic and earnings growth, stabilizing inflation, pro-business U.S. government policy initiatives, and the prospect of lower interest rates. Robust returns were evident across the portfolio as the Fund realized positive returns in various sectors, industries, and market capitalizations. This demonstrated the benefit of the Fund’s flexible investment approach. Select holdings in the Health Care and Materials sectors detracted in part due to challenging operating environments.

Performance Attribution

Top Contributors

Top Detractors

  Investments within the Consumer Discretionary, Financials, and IT sectors on an absolute basis

  Select holdings within the Health Care and Materials sectors

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $29,705	S&P 500® Index $39,076
8/31/15	$9,425	$10,000
8/31/16	$10,226	$11,255
8/31/17	$12,257	$13,082
8/31/18	$14,551	$15,655
8/31/19	$14,920	$16,112
8/31/20	$16,386	$19,647
8/31/21	$22,234	$25,770
8/31/22	$18,917	$22,876
8/31/23	$21,258	$26,524
8/31/24	$26,605	$33,721
8/31/25	$29,705	$39,076

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	11.65%	12.63%	12.17%
Class A (including sales charge)	5.24%	11.31%	11.50%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 249,976,997
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 867,418
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$249,976,997
Number of Portfolio Holdings	48
Portfolio Turnover Rate	36%
Total Investment Advisory Fees Paid	$867,418

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	22.3%
Information Technology	21.6%
Consumer Discretionary	15.1%
Industrials	12.8%
Communication Services	9.0%
Health Care	5.3%
Consumer Staples	5.1%
Materials	3.9%
Utilities	2.7%
Energy	1.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	5.3%
Apple, Inc.	4.7%
Alphabet, Inc. Class C	4.1%
Amazon.com, Inc.	4.0%
Berkshire Hathaway, Inc. Class B	4.0%
Brookfield Corp.	3.5%
Oracle Corp.	3.3%
JPMorgan Chase & Co.	3.0%
Broadcom, Inc.	2.9%
General Motors Co.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000082271
Shareholder Report [Line Items]
Fund Name		Multi-Cap Opportunities Fund
Class Name		Class C
Trading Symbol		NMUCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/MultiCapOpportunities/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	2.00%

Expenses Paid, Amount		$ 211
Expense Ratio, Percent		2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated strong performance for the period. Positive returns for U.S. equities were supported by economic and earnings growth, stabilizing inflation, pro-business U.S. government policy initiatives, and the prospect of lower interest rates. Robust returns were evident across the portfolio as the Fund realized positive returns in various sectors, industries, and market capitalizations. This demonstrated the benefit of the Fund’s flexible investment approach. Select holdings in the Health Care and Materials sectors detracted in part due to challenging operating environments.

Performance Attribution

Top Contributors

Top Detractors

  Investments within the Consumer Discretionary, Financials, and IT sectors on an absolute basis

  Select holdings within the Health Care and Materials sectors

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $29,287	S&P 500® Index $39,076
8/31/15	$10,000	$10,000
8/31/16	$10,773	$11,255
8/31/17	$12,815	$13,082
8/31/18	$15,100	$15,655
8/31/19	$15,369	$16,112
8/31/20	$16,758	$19,647
8/31/21	$22,566	$25,770
8/31/22	$19,049	$22,876
8/31/23	$21,265	$26,524
8/31/24	$26,409	$33,721
8/31/25	$29,287	$39,076

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	10.90%	11.81%	11.34%
Class C (including sales charge)	9.90%	11.81%	11.34%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 249,976,997
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 867,418
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$249,976,997
Number of Portfolio Holdings	48
Portfolio Turnover Rate	36%
Total Investment Advisory Fees Paid	$867,418

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	22.3%
Information Technology	21.6%
Consumer Discretionary	15.1%
Industrials	12.8%
Communication Services	9.0%
Health Care	5.3%
Consumer Staples	5.1%
Materials	3.9%
Utilities	2.7%
Energy	1.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	5.3%
Apple, Inc.	4.7%
Alphabet, Inc. Class C	4.1%
Amazon.com, Inc.	4.0%
Berkshire Hathaway, Inc. Class B	4.0%
Brookfield Corp.	3.5%
Oracle Corp.	3.3%
JPMorgan Chase & Co.	3.0%
Broadcom, Inc.	2.9%
General Motors Co.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000228874
Shareholder Report [Line Items]
Fund Name		Multi-Cap Opportunities Fund
Class Name		Class E
Trading Symbol		NMUEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/MultiCapOpportunities/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/MultiCapOpportunities/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$14	0.13%

Expenses Paid, Amount		$ 14
Expense Ratio, Percent		0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated strong performance for the period. Positive returns for U.S. equities were supported by economic and earnings growth, stabilizing inflation, pro-business U.S. government policy initiatives, and the prospect of lower interest rates. Robust returns were evident across the portfolio as the Fund realized positive returns in various sectors, industries, and market capitalizations. This demonstrated the benefit of the Fund’s flexible investment approach. Select holdings in the Health Care and Materials sectors detracted in part due to challenging operating environments.

Performance Attribution

Top Contributors

Top Detractors

  Investments within the Consumer Discretionary, Financials, and IT sectors on an absolute basis

  Select holdings within the Health Care and Materials sectors

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $33,619	S&P 500® Index $39,076
8/31/15	$10,000	$10,000
8/31/16	$10,894	$11,255
8/31/17	$13,102	$13,082
8/31/18	$15,611	$15,655
8/31/19	$16,066	$16,112
8/31/20	$17,710	$19,647
8/31/21	$24,128	$25,770
8/31/22	$20,679	$22,876
8/31/23	$23,513	$26,524
8/31/24	$29,763	$33,721
8/31/25	$33,619	$39,076

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class E	12.96%	13.68%	12.89%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Institutional Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 249,976,997
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 867,418
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$249,976,997
Number of Portfolio Holdings	48
Portfolio Turnover Rate	36%
Total Investment Advisory Fees Paid	$867,418

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	22.3%
Information Technology	21.6%
Consumer Discretionary	15.1%
Industrials	12.8%
Communication Services	9.0%
Health Care	5.3%
Consumer Staples	5.1%
Materials	3.9%
Utilities	2.7%
Energy	1.5%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	5.3%
Apple, Inc.	4.7%
Alphabet, Inc. Class C	4.1%
Amazon.com, Inc.	4.0%
Berkshire Hathaway, Inc. Class B	4.0%
Brookfield Corp.	3.5%
Oracle Corp.	3.3%
JPMorgan Chase & Co.	3.0%
Broadcom, Inc.	2.9%
General Motors Co.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021349
Shareholder Report [Line Items]
Fund Name		Quality Equity Fund
Class Name		Investor Class
Trading Symbol		NBSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	0.86%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Equity markets were tumultuous but generated positive returns during the period, as investors responded to changing tariff policies, economic data, and interest rate expectations. The Fund’s investment process, which seeks to identify high-quality companies, contributed to capital preservation in market downturns while participating in market rallies. The Fund’s performance was aided by this approach, even though it did not own a number of the key IT outperformers that drove the S&P 500® Index’s (the Index) performance this period, as these companies did not meet the Fund’s quality criteria.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Industrials and Financials sectors

  An overweight to Financials and underweight to Consumer Staples versus the Index

  An underweight to IT, especially the AI-focused names that drove the sector within the Index

  Stock selection and an underweight to the Communication Services sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $33,803	S&P 500® Index $39,076
8/31/15	$10,000	$10,000
8/31/16	$11,049	$11,255
8/31/17	$12,545	$13,082
8/31/18	$14,848	$15,655
8/31/19	$14,448	$16,112
8/31/20	$16,776	$19,647
8/31/21	$22,555	$25,770
8/31/22	$19,466	$22,876
8/31/23	$22,335	$26,524
8/31/24	$29,392	$33,721
8/31/25	$33,803	$39,076

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	15.01%	15.04%	12.95%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 1,896,368,624
Holdings Count | Holding		42
Advisory Fees Paid, Amount		$ 7,862,959
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,896,368,624
Number of Portfolio Holdings	42
Portfolio Turnover Rate	10%
Total Investment Advisory Fees Paid	$7,862,959

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	26.2%
Information Technology	26.2%
Consumer Discretionary	13.0%
Industrials	12.7%
Communication Services	9.3%
Health Care	8.6%
Consumer Staples	1.1%
Energy	1.1%
Materials	1.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	9.3%
Amazon.com, Inc.	8.9%
Microsoft Corp.	8.6%
Interactive Brokers Group, Inc. Class A	5.9%
Berkshire Hathaway, Inc. Class B	4.5%
Kyndryl Holdings, Inc.	4.5%
Mastercard, Inc. Class A	4.1%
United Rentals, Inc.	2.8%
GoDaddy, Inc. Class A	2.8%
Applied Materials, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Material Fund Change Name [Text Block]		Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021350
Shareholder Report [Line Items]
Fund Name		Quality Equity Fund
Class Name		Trust Class
Trading Symbol		NBSTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$111	1.03%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Equity markets were tumultuous but generated positive returns during the period, as investors responded to changing tariff policies, economic data, and interest rate expectations. The Fund’s investment process, which seeks to identify high-quality companies, contributed to capital preservation in market downturns while participating in market rallies. The Fund’s performance was aided by this approach, even though it did not own a number of the key IT outperformers that drove the S&P 500® Index’s (the Index) performance this period, as these companies did not meet the Fund’s quality criteria.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Industrials and Financials sectors

  An overweight to Financials and underweight to Consumer Staples versus the Index

  An underweight to IT, especially the AI-focused names that drove the sector within the Index

  Stock selection and an underweight to the Communication Services sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $33,232	S&P 500® Index $39,076
8/31/15	$10,000	$10,000
8/31/16	$11,029	$11,255
8/31/17	$12,508	$13,082
8/31/18	$14,776	$15,655
8/31/19	$14,353	$16,112
8/31/20	$16,643	$19,647
8/31/21	$22,337	$25,770
8/31/22	$19,243	$22,876
8/31/23	$22,032	$26,524
8/31/24	$28,951	$33,721
8/31/25	$33,232	$39,076

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	14.79%	14.83%	12.76%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 1,896,368,624
Holdings Count | Holding		42
Advisory Fees Paid, Amount		$ 7,862,959
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,896,368,624
Number of Portfolio Holdings	42
Portfolio Turnover Rate	10%
Total Investment Advisory Fees Paid	$7,862,959

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	26.2%
Information Technology	26.2%
Consumer Discretionary	13.0%
Industrials	12.7%
Communication Services	9.3%
Health Care	8.6%
Consumer Staples	1.1%
Energy	1.1%
Materials	1.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	9.3%
Amazon.com, Inc.	8.9%
Microsoft Corp.	8.6%
Interactive Brokers Group, Inc. Class A	5.9%
Berkshire Hathaway, Inc. Class B	4.5%
Kyndryl Holdings, Inc.	4.5%
Mastercard, Inc. Class A	4.1%
United Rentals, Inc.	2.8%
GoDaddy, Inc. Class A	2.8%
Applied Materials, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Material Fund Change Name [Text Block]		Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000027738
Shareholder Report [Line Items]
Fund Name		Quality Equity Fund
Class Name		Institutional Class
Trading Symbol		NBSLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	0.68%

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Equity markets were tumultuous but generated positive returns during the period, as investors responded to changing tariff policies, economic data, and interest rate expectations. The Fund’s investment process, which seeks to identify high-quality companies, contributed to capital preservation in market downturns while participating in market rallies. The Fund’s performance was aided by this approach, even though it did not own a number of the key IT outperformers that drove the S&P 500® Index’s (the Index) performance this period, as these companies did not meet the Fund’s quality criteria.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Industrials and Financials sectors

  An overweight to Financials and underweight to Consumer Staples versus the Index

  An underweight to IT, especially the AI-focused names that drove the sector within the Index

  Stock selection and an underweight to the Communication Services sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $3,442,200	S&P 500® Index $3,907,600
8/31/15	$1,000,000	$1,000,000
8/31/16	$1,107,000	$1,125,500
8/31/17	$1,259,500	$1,308,200
8/31/18	$1,493,300	$1,565,500
8/31/19	$1,455,700	$1,611,200
8/31/20	$1,693,700	$1,964,700
8/31/21	$2,281,100	$2,577,000
8/31/22	$1,971,900	$2,287,600
8/31/23	$2,266,100	$2,652,400
8/31/24	$2,988,200	$3,372,100
8/31/25	$3,442,200	$3,907,600

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	15.19%	15.24%	13.16%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 1,896,368,624
Holdings Count | Holding		42
Advisory Fees Paid, Amount		$ 7,862,959
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,896,368,624
Number of Portfolio Holdings	42
Portfolio Turnover Rate	10%
Total Investment Advisory Fees Paid	$7,862,959

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	26.2%
Information Technology	26.2%
Consumer Discretionary	13.0%
Industrials	12.7%
Communication Services	9.3%
Health Care	8.6%
Consumer Staples	1.1%
Energy	1.1%
Materials	1.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	9.3%
Amazon.com, Inc.	8.9%
Microsoft Corp.	8.6%
Interactive Brokers Group, Inc. Class A	5.9%
Berkshire Hathaway, Inc. Class B	4.5%
Kyndryl Holdings, Inc.	4.5%
Mastercard, Inc. Class A	4.1%
United Rentals, Inc.	2.8%
GoDaddy, Inc. Class A	2.8%
Applied Materials, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Material Fund Change Name [Text Block]		Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000077156
Shareholder Report [Line Items]
Fund Name		Quality Equity Fund
Class Name		Class A
Trading Symbol		NRAAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.05%

Expenses Paid, Amount		$ 113
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Equity markets were tumultuous but generated positive returns during the period, as investors responded to changing tariff policies, economic data, and interest rate expectations. The Fund’s investment process, which seeks to identify high-quality companies, contributed to capital preservation in market downturns while participating in market rallies. The Fund’s performance was aided by this approach, even though it did not own a number of the key IT outperformers that drove the S&P 500® Index’s (the Index) performance this period, as these companies did not meet the Fund’s quality criteria.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Industrials and Financials sectors

  An overweight to Financials and underweight to Consumer Staples versus the Index

  An underweight to IT, especially the AI-focused names that drove the sector within the Index

  Stock selection and an underweight to the Communication Services sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $31,257	S&P 500® Index $39,076
8/31/15	$9,425	$10,000
8/31/16	$10,392	$11,255
8/31/17	$11,780	$13,082
8/31/18	$13,917	$15,655
8/31/19	$13,513	$16,112
8/31/20	$15,667	$19,647
8/31/21	$21,020	$25,770
8/31/22	$18,106	$22,876
8/31/23	$20,730	$26,524
8/31/24	$27,238	$33,721
8/31/25	$31,257	$39,076

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	14.76%	14.81%	12.74%
Class A (including sales charge)	8.16%	13.46%	12.07%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 1,896,368,624
Holdings Count | Holding		42
Advisory Fees Paid, Amount		$ 7,862,959
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,896,368,624
Number of Portfolio Holdings	42
Portfolio Turnover Rate	10%
Total Investment Advisory Fees Paid	$7,862,959

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	26.2%
Information Technology	26.2%
Consumer Discretionary	13.0%
Industrials	12.7%
Communication Services	9.3%
Health Care	8.6%
Consumer Staples	1.1%
Energy	1.1%
Materials	1.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	9.3%
Amazon.com, Inc.	8.9%
Microsoft Corp.	8.6%
Interactive Brokers Group, Inc. Class A	5.9%
Berkshire Hathaway, Inc. Class B	4.5%
Kyndryl Holdings, Inc.	4.5%
Mastercard, Inc. Class A	4.1%
United Rentals, Inc.	2.8%
GoDaddy, Inc. Class A	2.8%
Applied Materials, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Material Fund Change Name [Text Block]		Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000077153
Shareholder Report [Line Items]
Fund Name		Quality Equity Fund
Class Name		Class C
Trading Symbol		NRACX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.80%

Expenses Paid, Amount		$ 193
Expense Ratio, Percent		1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Equity markets were tumultuous but generated positive returns during the period, as investors responded to changing tariff policies, economic data, and interest rate expectations. The Fund’s investment process, which seeks to identify high-quality companies, contributed to capital preservation in market downturns while participating in market rallies. The Fund’s performance was aided by this approach, even though it did not own a number of the key IT outperformers that drove the S&P 500® Index’s (the Index) performance this period, as these companies did not meet the Fund’s quality criteria.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Industrials and Financials sectors

  An overweight to Financials and underweight to Consumer Staples versus the Index

  An underweight to IT, especially the AI-focused names that drove the sector within the Index

  Stock selection and an underweight to the Communication Services sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $30,781	S&P 500® Index $39,076
8/31/15	$10,000	$10,000
8/31/16	$10,944	$11,255
8/31/17	$12,316	$13,082
8/31/18	$14,441	$15,655
8/31/19	$13,919	$16,112
8/31/20	$16,015	$19,647
8/31/21	$21,331	$25,770
8/31/22	$18,239	$22,876
8/31/23	$20,727	$26,524
8/31/24	$27,025	$33,721
8/31/25	$30,781	$39,076

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	13.90%	13.96%	11.90%
Class C (including sales charge)	12.90%	13.96%	11.90%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 1,896,368,624
Holdings Count | Holding		42
Advisory Fees Paid, Amount		$ 7,862,959
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,896,368,624
Number of Portfolio Holdings	42
Portfolio Turnover Rate	10%
Total Investment Advisory Fees Paid	$7,862,959

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	26.2%
Information Technology	26.2%
Consumer Discretionary	13.0%
Industrials	12.7%
Communication Services	9.3%
Health Care	8.6%
Consumer Staples	1.1%
Energy	1.1%
Materials	1.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	9.3%
Amazon.com, Inc.	8.9%
Microsoft Corp.	8.6%
Interactive Brokers Group, Inc. Class A	5.9%
Berkshire Hathaway, Inc. Class B	4.5%
Kyndryl Holdings, Inc.	4.5%
Mastercard, Inc. Class A	4.1%
United Rentals, Inc.	2.8%
GoDaddy, Inc. Class A	2.8%
Applied Materials, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Material Fund Change Name [Text Block]		Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000077155
Shareholder Report [Line Items]
Fund Name		Quality Equity Fund
Class Name		Class R3
Trading Symbol		NRARX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$139	1.30%

Expenses Paid, Amount		$ 139
Expense Ratio, Percent		1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Equity markets were tumultuous but generated positive returns during the period, as investors responded to changing tariff policies, economic data, and interest rate expectations. The Fund’s investment process, which seeks to identify high-quality companies, contributed to capital preservation in market downturns while participating in market rallies. The Fund’s performance was aided by this approach, even though it did not own a number of the key IT outperformers that drove the S&P 500® Index’s (the Index) performance this period, as these companies did not meet the Fund’s quality criteria.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Industrials and Financials sectors

  An overweight to Financials and underweight to Consumer Staples versus the Index

  An underweight to IT, especially the AI-focused names that drove the sector within the Index

  Stock selection and an underweight to the Communication Services sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $32,343	S&P 500® Index $39,076
8/31/15	$10,000	$10,000
8/31/16	$11,001	$11,255
8/31/17	$12,435	$13,082
8/31/18	$14,654	$15,655
8/31/19	$14,197	$16,112
8/31/20	$16,415	$19,647
8/31/21	$21,975	$25,770
8/31/22	$18,881	$22,876
8/31/23	$21,565	$26,524
8/31/24	$28,252	$33,721
8/31/25	$32,343	$39,076

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	14.48%	14.53%	12.45%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 1,896,368,624
Holdings Count | Holding		42
Advisory Fees Paid, Amount		$ 7,862,959
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,896,368,624
Number of Portfolio Holdings	42
Portfolio Turnover Rate	10%
Total Investment Advisory Fees Paid	$7,862,959

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	26.2%
Information Technology	26.2%
Consumer Discretionary	13.0%
Industrials	12.7%
Communication Services	9.3%
Health Care	8.6%
Consumer Staples	1.1%
Energy	1.1%
Materials	1.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	9.3%
Amazon.com, Inc.	8.9%
Microsoft Corp.	8.6%
Interactive Brokers Group, Inc. Class A	5.9%
Berkshire Hathaway, Inc. Class B	4.5%
Kyndryl Holdings, Inc.	4.5%
Mastercard, Inc. Class A	4.1%
United Rentals, Inc.	2.8%
GoDaddy, Inc. Class A	2.8%
Applied Materials, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Material Fund Change Name [Text Block]		Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000125072
Shareholder Report [Line Items]
Fund Name		Quality Equity Fund
Class Name		Class R6
Trading Symbol		NRSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$64	0.59%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Equity markets were tumultuous but generated positive returns during the period, as investors responded to changing tariff policies, economic data, and interest rate expectations. The Fund’s investment process, which seeks to identify high-quality companies, contributed to capital preservation in market downturns while participating in market rallies. The Fund’s performance was aided by this approach, even though it did not own a number of the key IT outperformers that drove the S&P 500® Index’s (the Index) performance this period, as these companies did not meet the Fund’s quality criteria.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Industrials and Financials sectors

  An overweight to Financials and underweight to Consumer Staples versus the Index

  An underweight to IT, especially the AI-focused names that drove the sector within the Index

  Stock selection and an underweight to the Communication Services sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $34,720	S&P 500® Index $39,076
8/31/15	$10,000	$10,000
8/31/16	$11,078	$11,255
8/31/17	$12,611	$13,082
8/31/18	$14,963	$15,655
8/31/19	$14,599	$16,112
8/31/20	$17,005	$19,647
8/31/21	$22,926	$25,770
8/31/22	$19,837	$22,876
8/31/23	$22,819	$26,524
8/31/24	$30,114	$33,721
8/31/25	$34,720	$39,076

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	15.30%	15.35%	13.26%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 1,896,368,624
Holdings Count | Holding		42
Advisory Fees Paid, Amount		$ 7,862,959
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,896,368,624
Number of Portfolio Holdings	42
Portfolio Turnover Rate	10%
Total Investment Advisory Fees Paid	$7,862,959

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	26.2%
Information Technology	26.2%
Consumer Discretionary	13.0%
Industrials	12.7%
Communication Services	9.3%
Health Care	8.6%
Consumer Staples	1.1%
Energy	1.1%
Materials	1.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	9.3%
Amazon.com, Inc.	8.9%
Microsoft Corp.	8.6%
Interactive Brokers Group, Inc. Class A	5.9%
Berkshire Hathaway, Inc. Class B	4.5%
Kyndryl Holdings, Inc.	4.5%
Mastercard, Inc. Class A	4.1%
United Rentals, Inc.	2.8%
GoDaddy, Inc. Class A	2.8%
Applied Materials, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Material Fund Change Name [Text Block]		Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.366.6264 or issdl@nb.com.

C000244622
Shareholder Report [Line Items]
Fund Name		Quality Equity Fund
Class Name		Class E
Trading Symbol		NRAEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/QualityEquity/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/QualityEquity/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$5	0.05%

Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Equity markets were tumultuous but generated positive returns during the period, as investors responded to changing tariff policies, economic data, and interest rate expectations. The Fund’s investment process, which seeks to identify high-quality companies, contributed to capital preservation in market downturns while participating in market rallies. The Fund’s performance was aided by this approach, even though it did not own a number of the key IT outperformers that drove the S&P 500® Index’s (the Index) performance this period, as these companies did not meet the Fund’s quality criteria.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within the Industrials and Financials sectors

  An overweight to Financials and underweight to Consumer Staples versus the Index

  An underweight to IT, especially the AI-focused names that drove the sector within the Index

  Stock selection and an underweight to the Communication Services sector

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $34,277	S&P 500® Index $39,076
8/31/15	$10,000	$10,000
8/31/16	$11,049	$11,255
8/31/17	$12,545	$13,082
8/31/18	$14,848	$15,655
8/31/19	$14,448	$16,112
8/31/20	$16,776	$19,647
8/31/21	$22,555	$25,770
8/31/22	$19,466	$22,876
8/31/23	$22,335	$26,524
8/31/24	$29,565	$33,721
8/31/25	$34,277	$39,076

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class E	15.94%	15.36%	13.11%
S&P 500® Index	15.88%	14.74%	14.60%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class E's inception date of December 6, 2023 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Sep. 01, 2024
AssetsNet		$ 1,896,368,624
Holdings Count | Holding		42
Advisory Fees Paid, Amount		$ 7,862,959
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,896,368,624
Number of Portfolio Holdings	42
Portfolio Turnover Rate	10%
Total Investment Advisory Fees Paid	$7,862,959

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	26.2%
Information Technology	26.2%
Consumer Discretionary	13.0%
Industrials	12.7%
Communication Services	9.3%
Health Care	8.6%
Consumer Staples	1.1%
Energy	1.1%
Materials	1.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Alphabet, Inc. Class A	9.3%
Amazon.com, Inc.	8.9%
Microsoft Corp.	8.6%
Interactive Brokers Group, Inc. Class A	5.9%
Berkshire Hathaway, Inc. Class B	4.5%
Kyndryl Holdings, Inc.	4.5%
Mastercard, Inc. Class A	4.1%
United Rentals, Inc.	2.8%
GoDaddy, Inc. Class A	2.8%
Applied Materials, Inc.	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Material Fund Change Name [Text Block]		Effective July 28, 2025, the Board of Trustees approved a change in Fund name from Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund.
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]

In connection with the name change, the Fund made corresponding changes to its 80% investment policy and the Fund no longer has an 80% investment policy that requires the Fund to invest at least 80% of its net assets in equity securities selected in accordance with its prior name. However, at the effective date, the Fund's principal investment strategies were changed to state that the Fund invests predominately in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria and the Fund defined “predominantly” to mean at least 80% of the Fund's net assets at the time of initial purchase.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/QualityEquity/TSRdocuments or upon request at 800.877.9700 or fundinfo@nb.com.

C000021342
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Trust Class
Trading Symbol		NBRFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$102	1.04%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund and Real Estate Investment Trust market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated negative returns over the period. U.S. 10-year Treasury yields were volatile but ended the period up approximately 30 basis points, as persistent inflation curtailed the U.S. Federal Reserve Board rate cuts. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth. Volatility persisted amid shifting rate expectations, federal deficit concerns, geopolitical risks and potential changes to tariffs and tax policy.

Performance Attribution

Top Contributors

Top Detractors

  An underweight to the Industrial and an overweight to the Single Family Homes sectors versus the Index

  Overweights to American Healthcare REIT and Ventas, Inc. and an underweight to Alexandria Real Estate Equities (now overweight)

  An underweight to the Lodging/Resorts and an overweight to the Manufactured Homes sectors versus the Index

  Overweights to Hudson Pacific Properties, Iron Mountain, Inc. and Rexford Industrial Realty, Inc. (was sold during the period)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $19,278	S&P 500® Index $39,076	FTSE Nareit All Equity REITs Index $19,608
8/31/15	$10,000	$10,000	$10,000
8/31/16	$12,159	$11,255	$12,537
8/31/17	$12,511	$13,082	$12,770
8/31/18	$13,138	$15,655	$13,595
8/31/19	$15,925	$16,112	$15,713
8/31/20	$15,267	$19,647	$14,447
8/31/21	$20,475	$25,770	$19,662
8/31/22	$18,250	$22,876	$17,744
8/31/23	$16,421	$26,524	$16,375
8/31/24	$20,048	$33,721	$19,885
8/31/25	$19,278	$39,076	$19,608

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	(3.84)%	4.78%	6.78%
S&P 500® Index	15.88%	14.74%	14.60%
FTSE Nareit All Equity REITs Index	(1.39)%	6.30%	6.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 680,765,578
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 4,243,072
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$680,765,578
Number of Portfolio Holdings	36
Portfolio Turnover Rate	57%
Total Investment Advisory Fees Paid	$4,243,072

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	17.8%
Telecommunications	14.2%
Apartments	9.5%
Industrial	8.2%
Data Centers	7.9%
Self Storage	7.3%
Shopping Centers	6.4%
Free Standing	5.3%
Regional Malls	4.8%
Manufactured Homes	4.6%
Single Family Homes	3.7%
Office	3.6%
Specialty	2.7%
Gaming	1.4%
Timber	1.1%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	9.5%
Welltower, Inc.	9.1%
Prologis, Inc.	7.2%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	5.1%
Public Storage	4.7%
Ventas, Inc.	4.2%
SBA Communications Corp.	4.0%
Simon Property Group, Inc.	3.6%
Invitation Homes, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021341
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Institutional Class
Trading Symbol		NBRIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.85%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund and Real Estate Investment Trust market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated negative returns over the period. U.S. 10-year Treasury yields were volatile but ended the period up approximately 30 basis points, as persistent inflation curtailed the U.S. Federal Reserve Board rate cuts. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth. Volatility persisted amid shifting rate expectations, federal deficit concerns, geopolitical risks and potential changes to tariffs and tax policy.

Performance Attribution

Top Contributors

Top Detractors

  An underweight to the Industrial and an overweight to the Single Family Homes sectors versus the Index

  Overweights to American Healthcare REIT and Ventas, Inc. and an underweight to Alexandria Real Estate Equities (now overweight)

  An underweight to the Lodging/Resorts and an overweight to the Manufactured Homes sectors versus the Index

  Overweights to Hudson Pacific Properties, Iron Mountain, Inc. and Rexford Industrial Realty, Inc. (was sold during the period)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,964,600	S&P 500® Index $3,907,600	FTSE Nareit All Equity REITs Index $1,960,800
8/31/15	$1,000,000	$1,000,000	$1,000,000
8/31/16	$1,218,400	$1,125,500	$1,253,700
8/31/17	$1,255,100	$1,308,200	$1,277,000
8/31/18	$1,321,300	$1,565,500	$1,359,500
8/31/19	$1,604,700	$1,611,200	$1,571,300
8/31/20	$1,540,900	$1,964,700	$1,444,700
8/31/21	$2,071,000	$2,577,000	$1,966,200
8/31/22	$1,848,200	$2,287,600	$1,774,400
8/31/23	$1,666,800	$2,652,400	$1,637,500
8/31/24	$2,040,000	$3,372,100	$1,988,500
8/31/25	$1,964,600	$3,907,600	$1,960,800

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	(3.70)%	4.98%	6.99%
S&P 500® Index	15.88%	14.74%	14.60%
FTSE Nareit All Equity REITs Index	(1.39)%	6.30%	6.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 680,765,578
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 4,243,072
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$680,765,578
Number of Portfolio Holdings	36
Portfolio Turnover Rate	57%
Total Investment Advisory Fees Paid	$4,243,072

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	17.8%
Telecommunications	14.2%
Apartments	9.5%
Industrial	8.2%
Data Centers	7.9%
Self Storage	7.3%
Shopping Centers	6.4%
Free Standing	5.3%
Regional Malls	4.8%
Manufactured Homes	4.6%
Single Family Homes	3.7%
Office	3.6%
Specialty	2.7%
Gaming	1.4%
Timber	1.1%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	9.5%
Welltower, Inc.	9.1%
Prologis, Inc.	7.2%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	5.1%
Public Storage	4.7%
Ventas, Inc.	4.2%
SBA Communications Corp.	4.0%
Simon Property Group, Inc.	3.6%
Invitation Homes, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000090002
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Class A
Trading Symbol		NREAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.21%

Expenses Paid, Amount		$ 119
Expense Ratio, Percent		1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund and Real Estate Investment Trust market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated negative returns over the period. U.S. 10-year Treasury yields were volatile but ended the period up approximately 30 basis points, as persistent inflation curtailed the U.S. Federal Reserve Board rate cuts. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth. Volatility persisted amid shifting rate expectations, federal deficit concerns, geopolitical risks and potential changes to tariffs and tax policy.

Performance Attribution

Top Contributors

Top Detractors

  An underweight to the Industrial and an overweight to the Single Family Homes sectors versus the Index

  Overweights to American Healthcare REIT and Ventas, Inc. and an underweight to Alexandria Real Estate Equities (now overweight)

  An underweight to the Lodging/Resorts and an overweight to the Manufactured Homes sectors versus the Index

  Overweights to Hudson Pacific Properties, Iron Mountain, Inc. and Rexford Industrial Realty, Inc. (was sold during the period)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $17,855	S&P 500® Index $39,076	FTSE Nareit All Equity REITs Index $19,608
8/31/15	$9,425	$10,000	$10,000
8/31/16	$11,439	$11,255	$12,537
8/31/17	$11,740	$13,082	$12,770
8/31/18	$12,315	$15,655	$13,595
8/31/19	$14,903	$16,112	$15,713
8/31/20	$14,261	$19,647	$14,447
8/31/21	$19,093	$25,770	$19,662
8/31/22	$16,988	$22,876	$17,744
8/31/23	$15,258	$26,524	$16,375
8/31/24	$18,609	$33,721	$19,885
8/31/25	$17,855	$39,076	$19,608

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	(4.05)%	4.60%	6.60%
Class A (including sales charge)	(9.57)%	3.37%	5.97%
S&P 500® Index	15.88%	14.74%	14.60%
FTSE Nareit All Equity REITs Index	(1.39)%	6.30%	6.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 680,765,578
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 4,243,072
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$680,765,578
Number of Portfolio Holdings	36
Portfolio Turnover Rate	57%
Total Investment Advisory Fees Paid	$4,243,072

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	17.8%
Telecommunications	14.2%
Apartments	9.5%
Industrial	8.2%
Data Centers	7.9%
Self Storage	7.3%
Shopping Centers	6.4%
Free Standing	5.3%
Regional Malls	4.8%
Manufactured Homes	4.6%
Single Family Homes	3.7%
Office	3.6%
Specialty	2.7%
Gaming	1.4%
Timber	1.1%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	9.5%
Welltower, Inc.	9.1%
Prologis, Inc.	7.2%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	5.1%
Public Storage	4.7%
Ventas, Inc.	4.2%
SBA Communications Corp.	4.0%
Simon Property Group, Inc.	3.6%
Invitation Homes, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000090003
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Class C
Trading Symbol		NRECX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.96%

Expenses Paid, Amount		$ 191
Expense Ratio, Percent		1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund and Real Estate Investment Trust market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated negative returns over the period. U.S. 10-year Treasury yields were volatile but ended the period up approximately 30 basis points, as persistent inflation curtailed the U.S. Federal Reserve Board rate cuts. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth. Volatility persisted amid shifting rate expectations, federal deficit concerns, geopolitical risks and potential changes to tariffs and tax policy.

Performance Attribution

Top Contributors

Top Detractors

  An underweight to the Industrial and an overweight to the Single Family Homes sectors versus the Index

  Overweights to American Healthcare REIT and Ventas, Inc. and an underweight to Alexandria Real Estate Equities (now overweight)

  An underweight to the Lodging/Resorts and an overweight to the Manufactured Homes sectors versus the Index

  Overweights to Hudson Pacific Properties, Iron Mountain, Inc. and Rexford Industrial Realty, Inc. (was sold during the period)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $17,581	S&P 500® Index $39,076	FTSE Nareit All Equity REITs Index $19,608
8/31/15	$10,000	$10,000	$10,000
8/31/16	$12,045	$11,255	$12,537
8/31/17	$12,272	$13,082	$12,770
8/31/18	$12,781	$15,655	$13,595
8/31/19	$15,352	$16,112	$15,713
8/31/20	$14,572	$19,647	$14,447
8/31/21	$19,373	$25,770	$19,662
8/31/22	$17,103	$22,876	$17,744
8/31/23	$15,250	$26,524	$16,375
8/31/24	$18,454	$33,721	$19,885
8/31/25	$17,581	$39,076	$19,608

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	(4.73)%	3.83%	5.80%
Class C (including sales charge)	(5.68)%	3.83%	5.80%
S&P 500® Index	15.88%	14.74%	14.60%
FTSE Nareit All Equity REITs Index	(1.39)%	6.30%	6.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 680,765,578
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 4,243,072
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$680,765,578
Number of Portfolio Holdings	36
Portfolio Turnover Rate	57%
Total Investment Advisory Fees Paid	$4,243,072

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	17.8%
Telecommunications	14.2%
Apartments	9.5%
Industrial	8.2%
Data Centers	7.9%
Self Storage	7.3%
Shopping Centers	6.4%
Free Standing	5.3%
Regional Malls	4.8%
Manufactured Homes	4.6%
Single Family Homes	3.7%
Office	3.6%
Specialty	2.7%
Gaming	1.4%
Timber	1.1%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	9.5%
Welltower, Inc.	9.1%
Prologis, Inc.	7.2%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	5.1%
Public Storage	4.7%
Ventas, Inc.	4.2%
SBA Communications Corp.	4.0%
Simon Property Group, Inc.	3.6%
Invitation Homes, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000090004
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Class R3
Trading Symbol		NRERX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$143	1.46%

Expenses Paid, Amount		$ 143
Expense Ratio, Percent		1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund and Real Estate Investment Trust market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated negative returns over the period. U.S. 10-year Treasury yields were volatile but ended the period up approximately 30 basis points, as persistent inflation curtailed the U.S. Federal Reserve Board rate cuts. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth. Volatility persisted amid shifting rate expectations, federal deficit concerns, geopolitical risks and potential changes to tariffs and tax policy.

Performance Attribution

Top Contributors

Top Detractors

  An underweight to the Industrial and an overweight to the Single Family Homes sectors versus the Index

  Overweights to American Healthcare REIT and Ventas, Inc. and an underweight to Alexandria Real Estate Equities (now overweight)

  An underweight to the Lodging/Resorts and an overweight to the Manufactured Homes sectors versus the Index

  Overweights to Hudson Pacific Properties, Iron Mountain, Inc. and Rexford Industrial Realty, Inc. (was sold during the period)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $18,479	S&P 500® Index $39,076	FTSE Nareit All Equity REITs Index $19,608
8/31/15	$10,000	$10,000	$10,000
8/31/16	$12,103	$11,255	$12,537
8/31/17	$12,400	$13,082	$12,770
8/31/18	$12,967	$15,655	$13,595
8/31/19	$15,659	$16,112	$15,713
8/31/20	$14,942	$19,647	$14,447
8/31/21	$19,955	$25,770	$19,662
8/31/22	$17,713	$22,876	$17,744
8/31/23	$15,876	$26,524	$16,375
8/31/24	$19,297	$33,721	$19,885
8/31/25	$18,479	$39,076	$19,608

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	(4.24)%	4.34%	6.33%
S&P 500® Index	15.88%	14.74%	14.60%
FTSE Nareit All Equity REITs Index	(1.39)%	6.30%	6.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 680,765,578
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 4,243,072
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$680,765,578
Number of Portfolio Holdings	36
Portfolio Turnover Rate	57%
Total Investment Advisory Fees Paid	$4,243,072

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	17.8%
Telecommunications	14.2%
Apartments	9.5%
Industrial	8.2%
Data Centers	7.9%
Self Storage	7.3%
Shopping Centers	6.4%
Free Standing	5.3%
Regional Malls	4.8%
Manufactured Homes	4.6%
Single Family Homes	3.7%
Office	3.6%
Specialty	2.7%
Gaming	1.4%
Timber	1.1%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	9.5%
Welltower, Inc.	9.1%
Prologis, Inc.	7.2%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	5.1%
Public Storage	4.7%
Ventas, Inc.	4.2%
SBA Communications Corp.	4.0%
Simon Property Group, Inc.	3.6%
Invitation Homes, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000125071
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Class R6
Trading Symbol		NRREX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.75%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund and Real Estate Investment Trust market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated negative returns over the period. U.S. 10-year Treasury yields were volatile but ended the period up approximately 30 basis points, as persistent inflation curtailed the U.S. Federal Reserve Board rate cuts. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth. Volatility persisted amid shifting rate expectations, federal deficit concerns, geopolitical risks and potential changes to tariffs and tax policy.

Performance Attribution

Top Contributors

Top Detractors

  An underweight to the Industrial and an overweight to the Single Family Homes sectors versus the Index

  Overweights to American Healthcare REIT and Ventas, Inc. and an underweight to Alexandria Real Estate Equities (now overweight)

  An underweight to the Lodging/Resorts and an overweight to the Manufactured Homes sectors versus the Index

  Overweights to Hudson Pacific Properties, Iron Mountain, Inc. and Rexford Industrial Realty, Inc. (was sold during the period)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $19,825	S&P 500® Index $39,076	FTSE Nareit All Equity REITs Index $19,608
8/31/15	$10,000	$10,000	$10,000
8/31/16	$12,185	$11,255	$12,537
8/31/17	$12,571	$13,082	$12,770
8/31/18	$13,244	$15,655	$13,595
8/31/19	$16,098	$16,112	$15,713
8/31/20	$15,475	$19,647	$14,447
8/31/21	$20,806	$25,770	$19,662
8/31/22	$18,597	$22,876	$17,744
8/31/23	$16,782	$26,524	$16,375
8/31/24	$20,552	$33,721	$19,885
8/31/25	$19,825	$39,076	$19,608

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	(3.53)%	5.08%	7.08%
S&P 500® Index	15.88%	14.74%	14.60%
FTSE Nareit All Equity REITs Index	(1.39)%	6.30%	6.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 680,765,578
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 4,243,072
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$680,765,578
Number of Portfolio Holdings	36
Portfolio Turnover Rate	57%
Total Investment Advisory Fees Paid	$4,243,072

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	17.8%
Telecommunications	14.2%
Apartments	9.5%
Industrial	8.2%
Data Centers	7.9%
Self Storage	7.3%
Shopping Centers	6.4%
Free Standing	5.3%
Regional Malls	4.8%
Manufactured Homes	4.6%
Single Family Homes	3.7%
Office	3.6%
Specialty	2.7%
Gaming	1.4%
Timber	1.1%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	9.5%
Welltower, Inc.	9.1%
Prologis, Inc.	7.2%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	5.1%
Public Storage	4.7%
Ventas, Inc.	4.2%
SBA Communications Corp.	4.0%
Simon Property Group, Inc.	3.6%
Invitation Homes, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000228872
Shareholder Report [Line Items]
Fund Name		Real Estate Fund
Class Name		Class E
Trading Symbol		NREEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/RealEstate/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/RealEstate/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$8	0.08%

Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund and Real Estate Investment Trust market, as measured by the FTSE Nareit All Equity REITs Index (the Index) generated negative returns over the period. U.S. 10-year Treasury yields were volatile but ended the period up approximately 30 basis points, as persistent inflation curtailed the U.S. Federal Reserve Board rate cuts. Investor sentiment remained cautiously optimistic, underpinned by resilient consumer spending and continued GDP growth. Volatility persisted amid shifting rate expectations, federal deficit concerns, geopolitical risks and potential changes to tariffs and tax policy.

Performance Attribution

Top Contributors

Top Detractors

  An underweight to the Industrial and an overweight to the Single Family Homes sectors versus the Index

  Overweights to American Healthcare REIT and Ventas, Inc. and an underweight to Alexandria Real Estate Equities (now overweight)

  An underweight to the Lodging/Resorts and an overweight to the Manufactured Homes sectors versus the Index

  Overweights to Hudson Pacific Properties, Iron Mountain, Inc. and Rexford Industrial Realty, Inc. (was sold during the period)

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $19,973	S&P 500® Index $39,076	FTSE Nareit All Equity REITs Index $19,608
8/31/15	$10,000	$10,000	$10,000
8/31/16	$12,159	$11,255	$12,537
8/31/17	$12,511	$13,082	$12,770
8/31/18	$13,138	$15,655	$13,595
8/31/19	$15,925	$16,112	$15,713
8/31/20	$15,267	$19,647	$14,447
8/31/21	$20,475	$25,770	$19,662
8/31/22	$18,354	$22,876	$17,744
8/31/23	$16,683	$26,524	$16,375
8/31/24	$20,566	$33,721	$19,885
8/31/25	$19,973	$39,076	$19,608

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class E	(2.88)%	5.52%	7.16%
S&P 500® Index	15.88%	14.74%	14.60%
FTSE Nareit All Equity REITs Index	(1.39)%	6.30%	6.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Trust Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 680,765,578
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 4,243,072
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$680,765,578
Number of Portfolio Holdings	36
Portfolio Turnover Rate	57%
Total Investment Advisory Fees Paid	$4,243,072

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	17.8%
Telecommunications	14.2%
Apartments	9.5%
Industrial	8.2%
Data Centers	7.9%
Self Storage	7.3%
Shopping Centers	6.4%
Free Standing	5.3%
Regional Malls	4.8%
Manufactured Homes	4.6%
Single Family Homes	3.7%
Office	3.6%
Specialty	2.7%
Gaming	1.4%
Timber	1.1%
Short-Term Investments	1.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	9.5%
Welltower, Inc.	9.1%
Prologis, Inc.	7.2%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	5.1%
Public Storage	4.7%
Ventas, Inc.	4.2%
SBA Communications Corp.	4.0%
Simon Property Group, Inc.	3.6%
Invitation Homes, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021330
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Investor Class
Trading Symbol		NBMIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$102	1.01%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The twelve-month period represented a challenging time for the Fund, following a strong effort across most of calendar year 2024, as the Fund struggled to keep pace with a highly rotational market. The net effect of strong macro-level influences, policy uncertainty and economic “handwringing” was unpredictability, as the market took investors on a rollercoaster ride of risk-on/risk-off sentiment through multiple distinct and varied mini-regimes. For the period, the Fund delivered a positive at NAV return but trailed the Russell 2000® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Health Care and our avoidance of the Communication Services sector

  Investments in the IT, Industrials and Financial sectors

  January’s significant decline in market prices, spurred by the debut of China’s DeepSeek, across AI infrastructure companies

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $28,951	Russell 3000® Index $37,020	Russell 2000® Growth Index $23,129	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,684	$11,144	$10,355	$10,859
8/31/17	$11,813	$12,934	$12,052	$12,479
8/31/18	$16,381	$15,553	$15,754	$15,654
8/31/19	$17,046	$15,757	$14,018	$13,636
8/31/20	$21,001	$19,135	$16,440	$14,457
8/31/21	$26,870	$25,458	$22,294	$21,264
8/31/22	$21,511	$22,076	$16,663	$17,461
8/31/23	$21,822	$25,334	$17,792	$18,273
8/31/24	$28,565	$31,958	$20,936	$21,648
8/31/25	$28,951	$37,020	$23,129	$23,416

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	1.35%	6.63%	11.22%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 462,708,373
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 2,749,337
InvestmentCompanyPortfolioTurnover		150.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$462,708,373
Number of Portfolio Holdings	101
Portfolio Turnover Rate	150%
Total Investment Advisory Fees Paid	$2,749,337

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.4%
Industrials	23.2%
Health Care	22.0%
Financials	11.9%
Consumer Discretionary	10.4%
Materials	2.7%
Consumer Staples	1.4%
Energy	1.2%
Utilities	0.5%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.3%
RadNet, Inc.	2.3%
Dave, Inc.	2.2%
Zurn Elkay Water Solutions Corp.	1.9%
SPX Technologies, Inc.	1.9%
StepStone Group, Inc. Class A	1.9%
IonQ, Inc.	1.8%
Credo Technology Group Holding Ltd.	1.8%
InterDigital, Inc.	1.7%
Q2 Holdings, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021331
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Trust Class
Trading Symbol		NBMOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$126	1.25%

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The twelve-month period represented a challenging time for the Fund, following a strong effort across most of calendar year 2024, as the Fund struggled to keep pace with a highly rotational market. The net effect of strong macro-level influences, policy uncertainty and economic “handwringing” was unpredictability, as the market took investors on a rollercoaster ride of risk-on/risk-off sentiment through multiple distinct and varied mini-regimes. For the period, the Fund delivered a positive at NAV return but trailed the Russell 2000® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Health Care and our avoidance of the Communication Services sector

  Investments in the IT, Industrials and Financial sectors

  January’s significant decline in market prices, spurred by the debut of China’s DeepSeek, across AI infrastructure companies

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $28,424	Russell 3000® Index $37,020	Russell 2000® Growth Index $23,129	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,673	$11,144	$10,355	$10,859
8/31/17	$11,776	$12,934	$12,052	$12,479
8/31/18	$16,304	$15,553	$15,754	$15,654
8/31/19	$16,954	$15,757	$14,018	$13,636
8/31/20	$20,859	$19,135	$16,440	$14,457
8/31/21	$26,638	$25,458	$22,294	$21,264
8/31/22	$21,273	$22,076	$16,663	$17,461
8/31/23	$21,532	$25,334	$17,792	$18,273
8/31/24	$28,115	$31,958	$20,936	$21,648
8/31/25	$28,424	$37,020	$23,129	$23,416

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	1.10%	6.38%	11.01%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 462,708,373
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 2,749,337
InvestmentCompanyPortfolioTurnover		150.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$462,708,373
Number of Portfolio Holdings	101
Portfolio Turnover Rate	150%
Total Investment Advisory Fees Paid	$2,749,337

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.4%
Industrials	23.2%
Health Care	22.0%
Financials	11.9%
Consumer Discretionary	10.4%
Materials	2.7%
Consumer Staples	1.4%
Energy	1.2%
Utilities	0.5%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.3%
RadNet, Inc.	2.3%
Dave, Inc.	2.2%
Zurn Elkay Water Solutions Corp.	1.9%
SPX Technologies, Inc.	1.9%
StepStone Group, Inc. Class A	1.9%
IonQ, Inc.	1.8%
Credo Technology Group Holding Ltd.	1.8%
InterDigital, Inc.	1.7%
Q2 Holdings, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021332
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Advisor Class
Trading Symbol		NBMVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$141	1.40%

Expenses Paid, Amount		$ 141
Expense Ratio, Percent		1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The twelve-month period represented a challenging time for the Fund, following a strong effort across most of calendar year 2024, as the Fund struggled to keep pace with a highly rotational market. The net effect of strong macro-level influences, policy uncertainty and economic “handwringing” was unpredictability, as the market took investors on a rollercoaster ride of risk-on/risk-off sentiment through multiple distinct and varied mini-regimes. For the period, the Fund delivered a positive at NAV return but trailed the Russell 2000® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Health Care and our avoidance of the Communication Services sector

  Investments in the IT, Industrials and Financial sectors

  January’s significant decline in market prices, spurred by the debut of China’s DeepSeek, across AI infrastructure companies

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Advisor Class $28,007	Russell 3000® Index $37,020	Russell 2000® Growth Index $23,129	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,660	$11,144	$10,355	$10,859
8/31/17	$11,745	$12,934	$12,052	$12,479
8/31/18	$16,238	$15,553	$15,754	$15,654
8/31/19	$16,856	$15,757	$14,018	$13,636
8/31/20	$20,709	$19,135	$16,440	$14,457
8/31/21	$26,405	$25,458	$22,294	$21,264
8/31/22	$21,054	$22,076	$16,663	$17,461
8/31/23	$21,283	$25,334	$17,792	$18,273
8/31/24	$27,745	$31,958	$20,936	$21,648
8/31/25	$28,007	$37,020	$23,129	$23,416

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Advisor Class	0.94%	6.22%	10.85%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 462,708,373
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 2,749,337
InvestmentCompanyPortfolioTurnover		150.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$462,708,373
Number of Portfolio Holdings	101
Portfolio Turnover Rate	150%
Total Investment Advisory Fees Paid	$2,749,337

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.4%
Industrials	23.2%
Health Care	22.0%
Financials	11.9%
Consumer Discretionary	10.4%
Materials	2.7%
Consumer Staples	1.4%
Energy	1.2%
Utilities	0.5%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.3%
RadNet, Inc.	2.3%
Dave, Inc.	2.2%
Zurn Elkay Water Solutions Corp.	1.9%
SPX Technologies, Inc.	1.9%
StepStone Group, Inc. Class A	1.9%
IonQ, Inc.	1.8%
Credo Technology Group Holding Ltd.	1.8%
InterDigital, Inc.	1.7%
Q2 Holdings, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000027734
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Institutional Class
Trading Symbol		NBSMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$91	0.90%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The twelve-month period represented a challenging time for the Fund, following a strong effort across most of calendar year 2024, as the Fund struggled to keep pace with a highly rotational market. The net effect of strong macro-level influences, policy uncertainty and economic “handwringing” was unpredictability, as the market took investors on a rollercoaster ride of risk-on/risk-off sentiment through multiple distinct and varied mini-regimes. For the period, the Fund delivered a positive at NAV return but trailed the Russell 2000® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Health Care and our avoidance of the Communication Services sector

  Investments in the IT, Industrials and Financial sectors

  January’s significant decline in market prices, spurred by the debut of China’s DeepSeek, across AI infrastructure companies

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $2,957,300	Russell 3000® Index $3,702,000	Russell 2000® Growth Index $2,312,900	Russell 2000® Index $2,341,600
8/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/31/16	$971,800	$1,114,400	$1,035,500	$1,085,900
8/31/17	$1,188,600	$1,293,400	$1,205,200	$1,247,900
8/31/18	$1,653,600	$1,555,300	$1,575,400	$1,565,400
8/31/19	$1,726,000	$1,575,700	$1,401,800	$1,363,600
8/31/20	$2,131,900	$1,913,500	$1,644,000	$1,445,700
8/31/21	$2,732,600	$2,545,800	$2,229,400	$2,126,400
8/31/22	$2,190,000	$2,207,600	$1,666,300	$1,746,100
8/31/23	$2,224,600	$2,533,400	$1,779,200	$1,827,300
8/31/24	$2,914,600	$3,195,800	$2,093,600	$2,164,800
8/31/25	$2,957,300	$3,702,000	$2,312,900	$2,341,600

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	1.46%	6.76%	11.45%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 462,708,373
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 2,749,337
InvestmentCompanyPortfolioTurnover		150.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$462,708,373
Number of Portfolio Holdings	101
Portfolio Turnover Rate	150%
Total Investment Advisory Fees Paid	$2,749,337

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.4%
Industrials	23.2%
Health Care	22.0%
Financials	11.9%
Consumer Discretionary	10.4%
Materials	2.7%
Consumer Staples	1.4%
Energy	1.2%
Utilities	0.5%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.3%
RadNet, Inc.	2.3%
Dave, Inc.	2.2%
Zurn Elkay Water Solutions Corp.	1.9%
SPX Technologies, Inc.	1.9%
StepStone Group, Inc. Class A	1.9%
IonQ, Inc.	1.8%
Credo Technology Group Holding Ltd.	1.8%
InterDigital, Inc.	1.7%
Q2 Holdings, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000077149
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Class A
Trading Symbol		NSNAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.26%

Expenses Paid, Amount		$ 127
Expense Ratio, Percent		1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The twelve-month period represented a challenging time for the Fund, following a strong effort across most of calendar year 2024, as the Fund struggled to keep pace with a highly rotational market. The net effect of strong macro-level influences, policy uncertainty and economic “handwringing” was unpredictability, as the market took investors on a rollercoaster ride of risk-on/risk-off sentiment through multiple distinct and varied mini-regimes. For the period, the Fund delivered a positive at NAV return but trailed the Russell 2000® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Health Care and our avoidance of the Communication Services sector

  Investments in the IT, Industrials and Financial sectors

  January’s significant decline in market prices, spurred by the debut of China’s DeepSeek, across AI infrastructure companies

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $26,878	Russell 3000® Index $37,020	Russell 2000® Growth Index $23,129	Russell 2000® Index $23,416
8/31/15	$9,425	$10,000	$10,000	$10,000
8/31/16	$9,126	$11,144	$10,355	$10,859
8/31/17	$11,122	$12,934	$12,052	$12,479
8/31/18	$15,416	$15,553	$15,754	$15,654
8/31/19	$16,033	$15,757	$14,018	$13,636
8/31/20	$19,735	$19,135	$16,440	$14,457
8/31/21	$25,199	$25,458	$22,294	$21,264
8/31/22	$20,124	$22,076	$16,663	$17,461
8/31/23	$20,369	$25,334	$17,792	$18,273
8/31/24	$26,591	$31,958	$20,936	$21,648
8/31/25	$26,878	$37,020	$23,129	$23,416

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	1.08%	6.37%	11.05%
Class A (including sales charge)	(4.73)%	5.12%	10.39%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 462,708,373
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 2,749,337
InvestmentCompanyPortfolioTurnover		150.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$462,708,373
Number of Portfolio Holdings	101
Portfolio Turnover Rate	150%
Total Investment Advisory Fees Paid	$2,749,337

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.4%
Industrials	23.2%
Health Care	22.0%
Financials	11.9%
Consumer Discretionary	10.4%
Materials	2.7%
Consumer Staples	1.4%
Energy	1.2%
Utilities	0.5%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.3%
RadNet, Inc.	2.3%
Dave, Inc.	2.2%
Zurn Elkay Water Solutions Corp.	1.9%
SPX Technologies, Inc.	1.9%
StepStone Group, Inc. Class A	1.9%
IonQ, Inc.	1.8%
Credo Technology Group Holding Ltd.	1.8%
InterDigital, Inc.	1.7%
Q2 Holdings, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000077150
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Class C
Trading Symbol		NSNCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	2.01%

Expenses Paid, Amount		$ 201
Expense Ratio, Percent		2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The twelve-month period represented a challenging time for the Fund, following a strong effort across most of calendar year 2024, as the Fund struggled to keep pace with a highly rotational market. The net effect of strong macro-level influences, policy uncertainty and economic “handwringing” was unpredictability, as the market took investors on a rollercoaster ride of risk-on/risk-off sentiment through multiple distinct and varied mini-regimes. For the period, the Fund delivered a positive at NAV return but trailed the Russell 2000® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Health Care and our avoidance of the Communication Services sector

  Investments in the IT, Industrials and Financial sectors

  January’s significant decline in market prices, spurred by the debut of China’s DeepSeek, across AI infrastructure companies

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $26,458	Russell 3000® Index $37,020	Russell 2000® Growth Index $23,129	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,608	$11,144	$10,355	$10,859
8/31/17	$11,626	$12,934	$12,052	$12,479
8/31/18	$15,993	$15,553	$15,754	$15,654
8/31/19	$16,504	$15,757	$14,018	$13,636
8/31/20	$20,167	$19,135	$16,440	$14,457
8/31/21	$25,562	$25,458	$22,294	$21,264
8/31/22	$20,261	$22,076	$16,663	$17,461
8/31/23	$20,353	$25,334	$17,792	$18,273
8/31/24	$26,372	$31,958	$20,936	$21,648
8/31/25	$26,458	$37,020	$23,129	$23,416

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	0.33%	5.58%	10.22%
Class C (including sales charge)	(0.67)%	5.58%	10.22%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 462,708,373
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 2,749,337
InvestmentCompanyPortfolioTurnover		150.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$462,708,373
Number of Portfolio Holdings	101
Portfolio Turnover Rate	150%
Total Investment Advisory Fees Paid	$2,749,337

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.4%
Industrials	23.2%
Health Care	22.0%
Financials	11.9%
Consumer Discretionary	10.4%
Materials	2.7%
Consumer Staples	1.4%
Energy	1.2%
Utilities	0.5%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.3%
RadNet, Inc.	2.3%
Dave, Inc.	2.2%
Zurn Elkay Water Solutions Corp.	1.9%
SPX Technologies, Inc.	1.9%
StepStone Group, Inc. Class A	1.9%
IonQ, Inc.	1.8%
Credo Technology Group Holding Ltd.	1.8%
InterDigital, Inc.	1.7%
Q2 Holdings, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000077152
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Class R3
Trading Symbol		NSNRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$152	1.51%

Expenses Paid, Amount		$ 152
Expense Ratio, Percent		1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The twelve-month period represented a challenging time for the Fund, following a strong effort across most of calendar year 2024, as the Fund struggled to keep pace with a highly rotational market. The net effect of strong macro-level influences, policy uncertainty and economic “handwringing” was unpredictability, as the market took investors on a rollercoaster ride of risk-on/risk-off sentiment through multiple distinct and varied mini-regimes. For the period, the Fund delivered a positive at NAV return but trailed the Russell 2000® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Health Care and our avoidance of the Communication Services sector

  Investments in the IT, Industrials and Financial sectors

  January’s significant decline in market prices, spurred by the debut of China’s DeepSeek, across AI infrastructure companies

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $27,819	Russell 3000® Index $37,020	Russell 2000® Growth Index $23,129	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,656	$11,144	$10,355	$10,859
8/31/17	$11,740	$12,934	$12,052	$12,479
8/31/18	$16,235	$15,553	$15,754	$15,654
8/31/19	$16,841	$15,757	$14,018	$13,636
8/31/20	$20,680	$19,135	$16,440	$14,457
8/31/21	$26,342	$25,458	$22,294	$21,264
8/31/22	$20,981	$22,076	$16,663	$17,461
8/31/23	$21,187	$25,334	$17,792	$18,273
8/31/24	$27,590	$31,958	$20,936	$21,648
8/31/25	$27,819	$37,020	$23,129	$23,416

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	0.83%	6.11%	10.77%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 462,708,373
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 2,749,337
InvestmentCompanyPortfolioTurnover		150.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$462,708,373
Number of Portfolio Holdings	101
Portfolio Turnover Rate	150%
Total Investment Advisory Fees Paid	$2,749,337

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.4%
Industrials	23.2%
Health Care	22.0%
Financials	11.9%
Consumer Discretionary	10.4%
Materials	2.7%
Consumer Staples	1.4%
Energy	1.2%
Utilities	0.5%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.3%
RadNet, Inc.	2.3%
Dave, Inc.	2.2%
Zurn Elkay Water Solutions Corp.	1.9%
SPX Technologies, Inc.	1.9%
StepStone Group, Inc. Class A	1.9%
IonQ, Inc.	1.8%
Credo Technology Group Holding Ltd.	1.8%
InterDigital, Inc.	1.7%
Q2 Holdings, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000205810
Shareholder Report [Line Items]
Fund Name		Small Cap Growth Fund
Class Name		Class R6
Trading Symbol		NSRSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/SmallCapGrowth/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/SmallCapGrowth/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.80%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The twelve-month period represented a challenging time for the Fund, following a strong effort across most of calendar year 2024, as the Fund struggled to keep pace with a highly rotational market. The net effect of strong macro-level influences, policy uncertainty and economic “handwringing” was unpredictability, as the market took investors on a rollercoaster ride of risk-on/risk-off sentiment through multiple distinct and varied mini-regimes. For the period, the Fund delivered a positive at NAV return but trailed the Russell 2000® Growth Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Health Care and our avoidance of the Communication Services sector

  Investments in the IT, Industrials and Financial sectors

  January’s significant decline in market prices, spurred by the debut of China’s DeepSeek, across AI infrastructure companies

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $29,500	Russell 3000® Index $37,020	Russell 2000® Growth Index $23,129	Russell 2000® Index $23,416
8/31/15	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,684	$11,144	$10,355	$10,859
8/31/17	$11,813	$12,934	$12,052	$12,479
8/31/18	$16,381	$15,553	$15,754	$15,654
8/31/19	$17,115	$15,757	$14,018	$13,636
8/31/20	$21,163	$19,135	$16,440	$14,457
8/31/21	$27,150	$25,458	$22,294	$21,264
8/31/22	$21,781	$22,076	$16,663	$17,461
8/31/23	$22,147	$25,334	$17,792	$18,273
8/31/24	$29,047	$31,958	$20,936	$21,648
8/31/25	$29,500	$37,020	$23,129	$23,416

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	1.56%	6.87%	11.42%
Russell 3000® Index	15.84%	14.11%	13.98%
Russell 2000® Growth Index	10.48%	7.07%	8.75%
Russell 2000® Index	8.17%	10.13%	8.88%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class R6's inception date of September 7, 2018 is that of the Fund's Investor Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 462,708,373
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 2,749,337
InvestmentCompanyPortfolioTurnover		150.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$462,708,373
Number of Portfolio Holdings	101
Portfolio Turnover Rate	150%
Total Investment Advisory Fees Paid	$2,749,337

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	23.4%
Industrials	23.2%
Health Care	22.0%
Financials	11.9%
Consumer Discretionary	10.4%
Materials	2.7%
Consumer Staples	1.4%
Energy	1.2%
Utilities	0.5%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.3%
RadNet, Inc.	2.3%
Dave, Inc.	2.2%
Zurn Elkay Water Solutions Corp.	1.9%
SPX Technologies, Inc.	1.9%
StepStone Group, Inc. Class A	1.9%
IonQ, Inc.	1.8%
Credo Technology Group Holding Ltd.	1.8%
InterDigital, Inc.	1.7%
Q2 Holdings, Inc.	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000225949
Shareholder Report [Line Items]
Fund Name		U.S. Equity Impact Fund
Class Name		Institutional Class
Trading Symbol		NEQIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/USEquityImpact/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number		800.366.6264
Additional Information Email		issdl@nb.com
Additional Information Website		https://www.nb.com/USEquityImpact/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$91	0.90%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated positive at NAV performance for the period. Returns for U.S. equities were supported by economic and earnings growth, stabilizing inflation and the prospect of lower interest rates. The Fund is supported by demand for products and services that have the potential to generate positive outcomes for people and the planet. Government policies had mixed effects on the Fund. Returns within the Consumer Discretionary, Industrials, and IT sectors were strong. Select holdings in Health Care and Materials detracted in part due to challenging operating environments.

Performance Attribution

Top Contributors

Top Detractors

  On an absolute basis, investments within the Industrials, IT and Utilities sectors

  Select holdings within the Health Care and Materials sectors

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,306,300	Russell 3000® Index $1,653,300
3/23/21	$1,000,000	$1,000,000
5/31/21	$1,032,000	$1,060,800
8/31/21	$1,135,000	$1,136,900
11/30/21	$1,088,000	$1,141,700
2/28/22	$979,000	$1,088,700
5/31/22	$914,900	$1,021,800
8/31/22	$885,900	$985,900
11/30/22	$954,000	$1,018,400
2/28/23	$939,300	$1,000,800
5/31/23	$955,300	$1,042,600
8/31/23	$1,007,400	$1,131,400
11/30/23	$992,400	$1,146,800
2/29/24	$1,116,400	$1,287,100
5/31/24	$1,195,800	$1,330,100
8/31/24	$1,266,200	$1,427,200
11/30/24	$1,312,500	$1,542,200
2/28/25	$1,237,800	$1,512,700
5/31/25	$1,250,900	$1,504,600
8/31/25	$1,306,300	$1,653,300

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	Since Inception 3/23/21
Institutional Class	3.16%	6.19%
Russell 3000® Index	15.84%	11.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Performance Inception Date		Mar. 23, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 14,342,361
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$14,342,361
Number of Portfolio Holdings	46
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.8%
Information Technology	23.3%
Health Care	16.8%
Materials	9.2%
Utilities	6.9%
Financials	4.1%
Consumer Discretionary	3.1%
Consumer Staples	3.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Motorola Solutions, Inc.	4.7%
Trane Technologies PLC	4.6%
Pentair PLC	4.5%
NVIDIA Corp.	4.1%
Westinghouse Air Brake Technologies Corp.	3.7%
Brookfield Renewable Corp.	3.7%
Boston Scientific Corp.	3.6%
Ecolab, Inc.	3.6%
Graphic Packaging Holding Co.	3.4%
NextEra Energy, Inc.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000225950
Shareholder Report [Line Items]
Fund Name		U.S. Equity Impact Fund
Class Name		Class A
Trading Symbol		NEQAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/USEquityImpact/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/USEquityImpact/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.26%

Expenses Paid, Amount		$ 128
Expense Ratio, Percent		1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated positive at NAV performance for the period. Returns for U.S. equities were supported by economic and earnings growth, stabilizing inflation and the prospect of lower interest rates. The Fund is supported by demand for products and services that have the potential to generate positive outcomes for people and the planet. Government policies had mixed effects on the Fund. Returns within the Consumer Discretionary, Industrials, and IT sectors were strong. Select holdings in Health Care and Materials detracted in part due to challenging operating environments.

Performance Attribution

Top Contributors

Top Detractors

  On an absolute basis, investments within the Industrials, IT and Utilities sectors

  Select holdings within the Health Care and Materials sectors

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $12,119	Russell 3000® Index $16,533
3/23/21	$9,425	$10,000
5/31/21	$9,727	$10,608
8/31/21	$10,679	$11,369
11/30/21	$10,226	$11,417
2/28/22	$9,195	$10,887
5/31/22	$8,582	$10,218
8/31/22	$8,299	$9,859
11/30/22	$8,931	$10,184
2/28/23	$8,785	$10,008
5/31/23	$8,936	$10,426
8/31/23	$9,408	$11,314
11/30/23	$9,257	$11,468
2/29/24	$10,409	$12,871
5/31/24	$11,136	$13,301
8/31/24	$11,788	$14,272
11/30/24	$12,204	$15,422
2/28/25	$11,505	$15,127
5/31/25	$11,609	$15,046
8/31/25	$12,119	$16,533

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	Since Inception 3/23/21
Class A (at NAV)	2.80%	5.82%
Class A (including sales charge)	(3.10)%	4.42%
Russell 3000® Index	15.84%	11.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Performance Inception Date		Mar. 23, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 14,342,361
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$14,342,361
Number of Portfolio Holdings	46
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.8%
Information Technology	23.3%
Health Care	16.8%
Materials	9.2%
Utilities	6.9%
Financials	4.1%
Consumer Discretionary	3.1%
Consumer Staples	3.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Motorola Solutions, Inc.	4.7%
Trane Technologies PLC	4.6%
Pentair PLC	4.5%
NVIDIA Corp.	4.1%
Westinghouse Air Brake Technologies Corp.	3.7%
Brookfield Renewable Corp.	3.7%
Boston Scientific Corp.	3.6%
Ecolab, Inc.	3.6%
Graphic Packaging Holding Co.	3.4%
NextEra Energy, Inc.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000225951
Shareholder Report [Line Items]
Fund Name		U.S. Equity Impact Fund
Class Name		Class C
Trading Symbol		NEQCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.nb.com/USEquityImpact/TSRdocuments. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		https://www.nb.com/USEquityImpact/TSRdocuments
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	2.01%

Expenses Paid, Amount		$ 203
Expense Ratio, Percent		2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated positive at NAV performance for the period. Returns for U.S. equities were supported by economic and earnings growth, stabilizing inflation and the prospect of lower interest rates. The Fund is supported by demand for products and services that have the potential to generate positive outcomes for people and the planet. Government policies had mixed effects on the Fund. Returns within the Consumer Discretionary, Industrials, and IT sectors were strong. Select holdings in Health Care and Materials detracted in part due to challenging operating environments.

Performance Attribution

Top Contributors

Top Detractors

  On an absolute basis, investments within the Industrials, IT and Utilities sectors

  Select holdings within the Health Care and Materials sectors

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $12,438	Russell 3000® Index $16,533
3/23/21	$10,000	$10,000
5/31/21	$10,300	$10,608
8/31/21	$11,290	$11,369
11/30/21	$10,790	$11,417
2/28/22	$9,686	$10,887
5/31/22	$9,026	$10,218
8/31/22	$8,715	$9,859
11/30/22	$9,356	$10,184
2/28/23	$9,186	$10,008
5/31/23	$9,326	$10,426
8/31/23	$9,806	$11,314
11/30/23	$9,636	$11,468
2/29/24	$10,807	$12,871
5/31/24	$11,547	$13,301
8/31/24	$12,188	$14,272
11/30/24	$12,598	$15,422
2/28/25	$11,857	$15,127
5/31/25	$11,937	$15,046
8/31/25	$12,438	$16,533

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	1 Year	Since Inception 3/23/21
Class C (at NAV)	2.05%	5.03%
Class C (including sales charge)	1.05%	5.03%
Russell 3000® Index	15.84%	11.97%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Performance Inception Date		Mar. 23, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 14,342,361
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$14,342,361
Number of Portfolio Holdings	46
Portfolio Turnover Rate	16%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.8%
Information Technology	23.3%
Health Care	16.8%
Materials	9.2%
Utilities	6.9%
Financials	4.1%
Consumer Discretionary	3.1%
Consumer Staples	3.0%
Short-Term Investments	0.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Motorola Solutions, Inc.	4.7%
Trane Technologies PLC	4.6%
Pentair PLC	4.5%
NVIDIA Corp.	4.1%
Westinghouse Air Brake Technologies Corp.	3.7%
Brookfield Renewable Corp.	3.7%
Boston Scientific Corp.	3.6%
Ecolab, Inc.	3.6%
Graphic Packaging Holding Co.	3.4%
NextEra Energy, Inc.	3.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]